As filed with the Securities and Exchange Commission on October 28, 2010

File Nos. 2-67052 and 811-3023

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933

Post-Effective Amendment No. 297

AND

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

Amendment No. 298

_____________________________________________________________________________________________

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2090

Francine J. Rosenberger, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006

Copies to:
Megan Hadley Koehler, Esq.
Atlantic Fund Administration LLC
Three Canal Plaza, Suite 600
Portland, ME 04101

It is proposed that this filing will become effective:

[X]	immediately upon filing pursuant to Rule 485, paragraph (b)(1)
[ ]	on __________ pursuant to Rule 485, paragraph (b)(1)
[ ]	60 days after filing pursuant to Rule 485, paragraph (a)(1)
[ ]	on __________ pursuant to Rule 485, paragraph (a)(1)
[ ]	75 days after filing pursuant to Rule 485, paragraph (a)(2)
[ ]	on __________ pursuant to Rule 485, paragraph (a)(2)
[ ]	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of series being registered: DF Dent Premier Growth Fund

(DFDPX)

PROSPECTUS
November 1, 2010

The Securities and Exchange Commission has not approved or disapproved the Fund’s shares or determined whether this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.
DF Dent Premier Growth Fund seeks long-term capital appreciation.

AND COMPANY, INC. INVESTMENT COUNSEL THREE CANAL PLAZA GROUND FLOOR PORTLAND, ME 04101 (866) 2DF-DENT (TOLL FREE)

Table of Contents

Summary Section	2
Investment Objective	2
Fees and Expenses	2
Principal Investment Strategies	3
Principal Investment Risks	4
Performance Information	5
Management	6
Purchase and Sale of Fund Shares	6
Tax Information	6
Payments to Broker-Dealers and Other Financial Intermediaries	6
Details Regarding Principal Investment Strategies and Risks	7
Additional Information Regarding Principal Investment Strategies	7
The Adviser’s Processes	7
Additional Information Regarding Principal Risk Factors	8
Who May Want to Invest in the Fund	10
Management	11
Investment Adviser	11
Portfolio Manager	11
Other Service Providers	11
Fund Expenses	12
Your Account	13
How to Contact the Fund	13
General Information	13
Buying Shares	16
Selling Shares	22
Retirement Accounts	24
Other Information	25
Financial Highlights	27

Summary Section

Investment Objective

The objective of the DF Dent Premier Growth Fund (the “Fund”) is to seek long-term capital appreciation.

Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of the sale price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of the offering price)	None
Redemption Fee (as a percentage of amount redeemed)	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	None
Other Expenses	0.27%
Total Annual Fund Operating Expenses	1.27%
Fee Waiver and/or Expense Reimbursement(1)	(0.17)%
Net Annual Fund Operating Expenses	1.10%

1)
The Adviser has contractually agreed to waive a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses)   to 1.10% on the first $150 million in Fund assets and to 0.90% on assets exceeding $150 million for the period November 1, 2010, through October 31, 2011 , ( the “Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Fund Operating Expenses may increase if exclusions from the Expense Cap would apply.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes

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that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$112	$386	$681	$1,519

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 8% of the average value of its portfolio.

Principal Investment Strategies

The Fund invests primarily in equity securities , such as common, preferred and convertible stock, of domestic companies that possess superior long-term growth characteristics and have strong, sustainable earnings prospects and reasonably valued stock prices. The Fund may also invest in companies that do not have particularly strong earnings histories but do have other attributes that may contribute to accelerated growth in the foreseeable future. The Fund primarily invests in medium- and large-size domestic companies. According to D.F. Dent and Company, Inc. ( “D.F. Dent” or the “Adviser”), medium-size companies typically have market capitalizations in the range of $1.5 billion to $7 billion, and large-size companies typically have market capitalizations greater than $7 billion.

The Fund’s investment strategy also permits the Fund to invest in small-size companies, which, according to the Adviser, are companies that typically have market capitalizations under $1.5 billion.

If the Fund is not invested primarily in medium- and large-size domestic companies due to, among other things, changes in the market capitalization of those companies in the Fund’s portfolio, the Fund will limit new investments to medium- and large-size domestic companies.

The Adviser relies on selecting individual stocks and does not try to predict when the stock market may rise or fall. The Adviser uses in-house research and other sources to conduct analyses of prospective Fund investments. Under normal market conditions, the Fund will typically hold approximately twenty-five to fifty stocks.

In purchasing Fund investments, the Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. The Adviser then uses fundamental research to identify companies that it believes are well managed, are leaders in an industry niche, are consistent producers or exhibit sustainable growth.

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The Adviser may sell a stock in the Fund’s portfolio if, for example, it becomes overvalued or its fundame n tals change. The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

Principal Investment Risks

General Market Risk. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. You could lose money on your investment in the Fund or the Fund could underperform other investments. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Market Events Risk. It is important that investors closely review and understand the risks of investing in the Fund. Unprecedented recent turbulence in the financial markets and reduced liquidity in equity, credit and fixed - income markets may negatively affect issuers worldwide, which could have an adverse effect on the Fund.

Growth Company Risk. Securities of growth companies can be more sensitive to the company’s earnings and more volatile than the market in general.

Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.

Focused Portfolio Risk. Since the Fund tends to invest in a smaller number of stocks than do many other similar mutual funds, changes in the value of individual stocks held by the Fund may have a larger impact on the Fund's NAV than if the Fund were more broadly invested.

Equity Risk. The Fund is subject to the risk that stock prices may fall over a short period or extended periods of time.  Common stocks, which are a type of equity security, are generally subordinate to issuers’ other securities, including convertible and preferred securities.

Large-Size Company Risk. Securities of companies with large market capitalizations go in and out of favor based on market and economic conditions and may underperform other market segments.

Medium-Size Company Risk. The prices of securities of medium-size companies can fluctuate more significantly than the securities of larger, more established companies.

Small-Size Company Risk. The prices of securities of small-size companies can fluctuate more significantly than the securities of larger, more established companies.

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Performance

The following chart and table illustrate the variability of the Fund’s returns. The chart and table provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns for 1 year, 5 years and since inception compare to the S&P 500 Index, a broad measure of market performance. Updated performance information is available at www.dfdent.com or by calling (866) 233-3368 (toll free).

Performance information represents only past performance,   before and after taxes and does not necessarily indicate future results.

The Fund’s calendar year-to-date total return as of September 30, 2010 was 10.26%.

During the periods shown in the chart, the highest quarterly return was 20.09% (for the quarter ended June 30, 2009) and the lowest quarterly return was (27.35)% (for the quarter ended December 31, 2008).

AVERAGE ANNUAL TOTAL RETURNS

	1 Year	5 Years	Since Inception on July 16, 2001
Return Before Taxes	30.30%	1.53%	4.00%
Return After Taxes on Distributions	30.30%	1.35%	3.90%
Return After Taxes on Distributions and Sale of Fund Shares	19.69%	1.30%	3.47%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	26.46%	0.42%	1.03%

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After-tax returns are calculated using the historical highest individual f ederal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Management

Investment Adviser. D . F . Dent & Company, Inc. is the Fund’s investment adviser.

Portfolio Manager. Daniel F. Dent , President of D.F. Dent,  is primarily responsible for the day-to-day management of the Fund. Mr. Dent has served as portfolio manager of the Fund since its inception in 2001.

Purchase and Sale of Fund Shares

You may purchase or sell (redeem) shares of the Fund on any day the New York Stock Exchange is open for business.You may purchase or redeem shares directly from the Fund by calling (866) 233-3368 (toll free) or writing to the Fund at : DF Dent Premier Growth Fund, P.O. Box 588, Portland, Maine 04112. You also may purchase or redeem shares of the Fund through your financial intermediary. The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
All Accounts	$5,000	$500

Tax Information

Shareholders may receive from the Fund distributions of dividends and capital gains, which may be taxed as ordinary income or capital gains.

Payments to Broker-Dealers and Other Financial Intermediaries

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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Details Regarding Principal Investment Strategies and Risks

CONCEPTS TO UNDERSTAND
 Common Stock means an equity or ownership interest in a company which usually possesses voting rights and may earn dividends.
 Equity Security means a security such as a common stock, preferred stock, or convertible security that represents an ownership interest in a company.
 Market Capitalization means the value of a company’s common stock in the stock market.

Additional Information Regarding Principal Investment Strategies

The Fund’s investment objective is not fundamental and may be changed by the Board of Trustees (“Board”) without a vote of shareholders.

Temporary Defensive Position. In order to respond to adverse market, economic, political or other conditions, the Fund may assume a temporary defensive position that is inconsistent with its principal investment strategies and invest, without limitation, in cash or prime quality cash equivalents (including commercial paper, certificates of deposit, banker’s acceptances and time deposits). A defensive position, taken at the wrong time, may have an adverse impact on the Fund’s performance. The Fund may be unable to achieve its investment objective during the employment of a temporary defensive measure.

The Adviser’s Processes — Purchasing Portfolio Securities .  The Adviser’s process begins with an economic analysis of prospective Fund investments across a range of industries. Strong financial characteristics such as a high return on equity, good profit margins and a strong balance sheet are more important than the absolute size of the company. Emphasis is placed upon companies that have demonstrated the ability to report earnings growth on a consistent basis in varied economic environments. The Adviser then uses fundamental research to identify companies that it believes:

•	Have excellent management teams with proven execution skills
•	Maintain a market leadership position in an industry niche
•	Deliver on a consistent basis in varied environments
•	Have sustainable growth prospects

The Adviser plans to hold investments long-term if they continue to satisfy the Fund’s investment criteria.

The Adviser’s Processes — Selling Portfolio Securities .  The Adviser monitors the companies in the Fund’s portfolio to determine if there have been any fundamental changes in the companies. The Adviser may sell a stock if:

•	It subsequently fails to meet the Adviser’s initial investment criteria
•	It becomes overvalued relative to the long-term expectation for the stock price
•	Changes in economic conditions or industry fundamentals affect the company’s financial outlook

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The Adviser may also change the weighting in a stock if it becomes an excessively large position within the Fund due to appreciation.

Additional Information Regarding Principal Risk Factors

General Market Risk.  An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the FDIC or any government agency. In general, stock values are affected by activities specific to the company as well as general market, economic and political conditions. The Fund’s net asset value (“NAV”) and investment return will fluctuate based upon changes in the value of its portfolio securities. The market value of securities in which the Fund invests is based upon the market’s perception of value and is not necessarily an objective measure of a security’s value. There is no assurance that the Fund will achieve its investment objective, and an investment in the Fund is not by itself a complete or balanced investment program. You could lose money on your investment in the Fund, or the Fund could underperform other investments. Other general market risks include:

•	The market may not recognize what the Adviser believes to be the true value or growth potential of the stocks held by the Fund.

•	The earnings of the companies in which the Fund invests may not continue to grow at expected rates, thus causing the price of the underlying stocks to decline.

•
To the extent that the Fund invests in small- and mid-size companies, the smaller a company’s market capitalization, the greater the potential for price fluctuations and volatility of its stock due to lower trading volume and less liquidity in the market for the stock and less publicly available information about the company.

•	A decline in investor demand for the stocks held by the Fund also may adversely affect the value of the securities.

•	To the extent that the Fund invests in value stocks, value stocks can react differently to market, political and economic developments than other types of stocks and the market as a whole.

Market Events Risk. Global securities markets have experienced significant volatility in the last several years.  Both domestic and international equity and fixed-income markets experienced heightened volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected. During this time of volatility, the fixed-income markets experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties.  In some cases, the prices of securities of individual companies were negatively impacted, even though there may have been little or no apparent degradation in the financial conditions or prospects of those companies.  The U.S. Government and certain foreign central banks have acted to calm credit markets and increase confidence in the U.S. and world economies. The situation in the financial markets has resulted in calls for increased regulation. In response, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) was recently signed into law and is expected to be a dramatic revision of the U.S. financial regulatory framework. The ultimate impact of the Dodd-Frank Act, and any resulting regulation, is not yet certain. Continuing market problems may have adverse effects on the performance of the Fund.

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Growth Company Risk. An investment in growth stocks may be susceptible to rapid price swings, especially during periods of economic uncertainty. Growth stocks typically have little or no dividend income to cushion the effect of adverse market conditions and may be particularly volatile in the event of earnings disappointments or other financial difficulties experienced by the issuer. In addition, you could lose money on your investment if:

•	The market does not recognize the growth potential or value of the stocks in the Fund’s portfolio

•	Investor demand for growth stocks held by the Fund declines

•	There is deceleration in the expected growth rate of the companies in which the Fund invests

•	The Adviser’s judgment as to the growth potential or value of a stock proves to be wrong

Management Risk. The Fund is actively managed, and its performance, therefore, will reflect the Adviser’s ability to make investment decisions that are suited to achieving the Fund’s investment objectives. Regardless of its active management, the Fund could underperform other mutual funds with similar investment objectives.

Focused Portfolio Risk. Under normal market conditions, the Fund will typically hold approximately twenty-five to fifty stocks. Because of the focused nature of investments, the Fund may be substantially over-weighted and under-weighted in certain economic sectors. Therefore, its performance may be disproportionately affected by the factors influencing those sectors and may suffer if the economic sectors it emphasizes do not perform as expected.

Equity Risk. Investing in equity securities entails risks.  Common stocks are subject to the risk of an issuer liquidating or declaring bankruptcy, in which case the claims of owners of the issuer’s debt securities and preferred stock take precedence over the claims of common stockholders.  The value of convertible securities tends to decline as interest rates rise and, because of the conversion, tends to vary with fluctuation in the market value of the underlying securities.

Large-Size Company Risk. Large capitalization company stocks may underperform other segments of the equity market or the equity market as a whole. Larger, more established companies may be slow to respond to challenges and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Medium-Size Company Risk. Because investing in medium-size companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

•	Analysts and other investors typically follow these companies less actively and, therefore, information about these companies is not always readily available

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•
Securities of many medium-companies may be traded in the over-the-counter markets or on regional securities exchanges,  potentially making them thinly traded and less liquid and their prices more volatile than the prices of the securities of larger companies

•	Changes in the value of medium-company stocks may not mirror the fluctuation of the general market

•	More limited product lines, markets and financial resources make these companies more susceptible to economic or market setbacks

Small-Size Company Risk. Because investing in small companies can have more risk than investing in larger, more established companies, an investment in the Fund may have the following additional risks:

•	The securities of smaller companies are traded in lower volume and may be less liquid than securities of larger, more established companies

•	Smaller companies are more likely to experience changes in earnings and growth prospects than larger more established companies, which could have a significant impact on the price of the security

•	The value of the securities may depend on the success of products or technologies that are in a relatively early stage of development and that may not have been tested

•	More limited product lines, markets and financial resources make these companies more susceptible to economic and market setbacks

At certain times, the stock market may not favor the smaller growth securities in which the Fund invests. During this time, it would be expected that the Fund could underperform other Funds with different investment strategies .

Who May Want to Invest in the Fund

The Fund may be appropriate for you if you:

•	Are willing to tolerate significant changes in the value of your investment

•	Are pursuing a long-term goal and

•	Are willing to accept higher short-term risk

The Fund may not be appropriate for you if you:

•	Want an investment that pursues market trends or focuses only on particular sectors or industries

•	Need regular income or stability of principal, or

•	Are pursuing a short-term goal or investing emergency reserves

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 Management

The Fund is a series of Forum Funds (the “Trust”), an  open-end, management investment company (mutual fund). The business of the Trust and the Fund is managed under the oversight of the Board. The Board  meets periodically to review the Fund’s performance, monitor investment activities and practices, and discuss other matters affecting the Fund. Additional information regarding the Board, as well as the Trust’s executive officers, may be found in the Fund’s Statement of Additional Information (“SAI”).

Investment Adviser. The Fund’s Adviser is D.F. Dent and Company, Inc., 2 East Read Street, Baltimore, Maryland 21202. The Adviser is a privately owned corporation controlled by Daniel F. Dent. The Adviser has provided investment advisory and management services to clients since 1976. The Fund is the only mutual fund for which the Adviser has provided investment advisory services. As of S eptember  30, 2010, the Adviser had approximately $ 3.1 billion of assets under management.

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. As result of a contractual waiver in effect through the date of this prospectus, the Adviser received an actual advisory fee of 0.84% of the Fund’s average annual daily assets f or the fiscal year ended June 30, 2010 .

The Adviser has contractually agreed for the period November 1, 2010, through October 31, 2011, to waive a portion of its fee and reimburse certain expenses in order to limit the net expense to shareholders to 1.10% on the first $150 million in Fund assets and to 0.90% on assets exceeding $150 million (excluding all taxes, interest, portfolio transaction expenses, and extraordinary expenses).

A discussion summarizing the basis on which the Board last approved the investment advisory agreement between the Trust and the Adviser is included in the Fund’s annual report for the period end ed June 30, 2010.

Portfolio Manager. Daniel F. Dent has been President of the Adviser since 1976 and primarily responsible for the day-to-day management of the Fund’s portfolio since the Fund’s inception in 2001.

The Fund’s SAI provides additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund.

Other Service Providers

Atlantic Fund Administration, LLC (“Atlantic”) provides certain administration, portfolio accounting and transfer agency services to the Fund and the Trust and supplies certain officers to the Trust, including a Principal Executive Officer, Principal Financial Officer, Chief Compliance Officer and an Anti-Money Laundering Compliance Officer, as well as additional compliance support personnel.

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Foreside Fund Services, LLC (the “Distributor”), the Trust’s principal underwriter, acts as the Trust’s d istributor in connection with the offering of the Fund’s shares. The Distributor may enter into arrangements with banks, broker-dealers and other financial intermediaries through which investors may purchase or redeem shares. The Distributor is not affiliated with the Adviser or with Atlantic or their affiliates.

Fund Expenses

The Fund is charged for those expenses that are directly attributable to it, while other expenses are allocated proportionately among the Fund and the other series of the Trust based upon methods approved by the Board.  Certain service providers may reduce all or any portion of their fees and may reimburse certain expenses of the Fund.  Any fee reduction or expense reimbursement may not be recouped at a later date. Any agreement to reduce fees or reimburse expenses increases the investment performance of the Fund for the period during which the waiver or reimbursement is in effect.

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Your Account

HOW TO CONTACT THE FUND
Write to us at:
DF Dent Premier Growth Fund
PO Box 588
Portland, Maine 04112

Overnight address:
DF Dent Premier Growth Fund
c/o Atlantic Fund Administration, LLC
Three Canal Plaza,
Ground Floor
Portland, Maine 04101

Telephone us at:
(866) 2DF-DENT (toll free) or
(866) 233-3368

E-mail us at: dfdent.ta@atlanticfundadmin.com

Wire investments to:
Please contact the transfer agent at (866) 233-3368 (toll free) to obtain the ABA routing number and the account number for the Fund.

General Information

You may purchase or sell (redeem)  shares of the Fund on any day the New York Stock Exchange (“NYSE”) is open for business. Under unusual circumstances, such as in the case of an emergency, the Fund may calculate its NAV and accept and process shareholder orders when the NYSE is closed.

You may purchase or sell shares of the Fund at the next NAV calculated (normally 4:00 p.m., Eastern Time) after the transfer agent or your approved financial intermediary receives your request in good order. “ Good order ” means that you have provided sufficient information necessary to process your request as outlined in this Prospectus, including any required signatures, documents and Medallion Signature Guarantees. All requests to purchase or sell Fund shares received in good order prior to the Fund’s close will receive that day’s NAV.  Requests received in good order after the Fund’s close or on a day when the Fund does not value its shares will be processed on the next business day and will receive the next subsequent NAV.  The Fund cannot accept orders that request a particular day or price for the transaction or any other special conditions.

The Fund does not issue share certificates.

If you purchase shares directly from the Fund, you will receive quarterly statements from the Fund detailing Fund balances and all transactions completed during the prior quarter and a confirmation of each transaction. Automatic reinvestments of distributions and systematic investments/withdrawals may be confirmed only by quarterly statement. You should verify the accuracy of all transactions in your account as soon as you receive your confirmations and quarterly statements.

The Fund may temporarily suspend or discontinue any service or privilege, including systematic investments and withdrawals, wire redemption privileges and telephone or internet redemption privileges.  The Fund reserves the right to refuse any purchase request, particularly requests that could adversely affect that Fund or its operations.

When and How NAV is Determined. The Fund calculates its NAV as of the close of trading on the NYSE (normally 4:00 p.m., Eastern Time) on each weekday except days when the NYSE is closed. The NYSE is open every weekday, Monday through Friday, except on the following holidays: New Year’s Day, Martin Luther King, Jr. Day (the third Monday in January), President’s Day (the third Monday in February), Good

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Friday, Memorial Day (the last Monday in May), Independence Day, Labor Day (the first Monday in September), Thanksgiving Day (the fourth Thursday in November) and Christmas Day.   NYSE holiday schedules are subject to change without notice.  The NYSE may close early on the day before each of these holidays and the day after Thanksgiving Day.  To the extent the Fund’s portfolio investments trade in markets on days when the Fund is not open for business, the Fund’s assets may vary on those days.  In addition, trading in certain portfolio investments may not occur on days the Fund is open for business because markets or exchanges other than the NYSE may be closed.

The NAV of the Fund is determined by taking the market value of the Fund’s total assets, subtracting liabilities and then dividing the result (net assets) by the number of outstanding shares of the Fund. Since the Fund invests in securities that may trade on foreign securities markets on days other than a Fund business day, the value of the Fund’s portfolio may change on days on which shareholders will not be able to purchase or redeem the Fund’s shares.

The Fund values securities for which market quotations are readily available, including certain open-end investment companies, at current market value except for certain short-term securities, which are valued at amortized cost. Securities for which market quotations are readily available are valued using the last reported sales price provided by independent pricing services as of the close of trading on the NYSE on each Fund business day. In the absence of sales, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are readily available are generally valued at the mean between the current bid and asked price. Investments in other open-end registered investment companies are valued at their NAV.

Market quotations may not be readily available or may be unreliable if, among other things, (i) the exchange on which a Fund portfolio security is principally traded closes early, (ii) trading in a portfolio security was halted during the day and did not resume prior to the time as of which the Fund calculates its NAV, or (iii) events occur after the close of the securities markets on which the Fund’s portfolio securities primarily trade but before the time as of which the Fund calculates its NAV.

If market prices are not readily available or the Fund reasonably believes that they are unreliable, such as in the case of a security value that has been materially affected by events occurring after the relevant market closes, the Fund is required to value such securities at fair value as determined in good faith using procedures approved by the Fund’s Board.  The Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee, members of which are appointed by the Board.  Fair valuation is based on subjective factors and, as a result, the fair value price of a security may differ from the security’s market price and may not be the price at which the security may be sold.  Fair valuation could result in a different NAV than a NAV determined by using market quotes.

The Fund’s investments in foreign securities are more likely to require a fair value determination than domestic securities because circumstances may arise between the close of the market on which the securities trade and the time as of which the Fund values its portfolio securities, which may necessitate fair

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valuation.  In determining fair value prices of foreign securities, the Fund may consider the performance of securities on its primary exchange, foreign currency appreciation/depreciation, securities market movements in the U.S. or other relevant information as related to the securities.

Securities of smaller companies are also more likely to require a fair value determination because they may be thinly traded and less liquid than traditional securities of larger companies.

Transactions through Financial Intermediaries. The Fund has authorized certain financial services companies, broker-dealers, banks and other agents, including the designees of such entities when approved by the Fund (collectively, “financial intermediaries”) to accept purchase, redemption and exchange orders on the Fund’s behalf. If you invest through a financial intermediary, the policies and fees of the intermediary may be different than the policies and fees of the Fund.  Among other things, financial intermediaries may charge transaction fees and may set different minimum investment restrictions or limitations on buying (selling) Fund shares.  You should consult your broker or other representative of your financial intermediary for more information.

All orders to purchase or sell shares are process ed as of the next NAV calculated after the order has been received in good order by a financial intermediary. Orders are accepted until the close of regular trading on the NYSE every business day ( normally 4:00 p.m., Eastern Time ) and are processed the same day at that day’s NAV. To ensure that this occurs, the financial intermediaries are responsible for transmitting all orders to the Fund in compliance with their contractual deadlines.

Payments to Financial Intermediaries.The Fund and its affiliates (at their own expense) may pay compensation to financial intermediaries for shareholder-related services and, if applicable, distribution-related services, including administrative, recordkeeping and shareholder communication services. For example, compensation may be paid to make Fund shares available to sales representatives and/or customers of a fund supermarket platform or similar program sponsor or for services provided in connection with such fund supermarket platforms and programs.

The amount of compensation paid to different financial intermediaries may differ.  The compensation paid to a financial intermediary may be based on a variety of factors, including average assets under management in accounts distributed and/or serviced by the financial intermediary, gross sales by the financial intermediary and/or the number of accounts serviced by the financial intermediary that invest in the Fund.  To the extent that the Fund pays all or a portion of such compensation, it is designed to compensate the financial intermediary for providing services that would otherwise be provided by the Fund ’s transfer agent and/or administrator .

The Adviser or another Fund affiliate, out of its own resources, may provide additional compensation to financial intermediaries.  Such compensation is sometimes referred to as “revenue sharing.” Compensation received by a financial intermediary from the Adviser or another Fund affiliate may include payments for shareholder servicing, marketing and/or training expenses incurred by the financial intermediary, including

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expenses incurred by the financial intermediary in educating its salespersons with respect to Fund shares.  For example, such compensation may include reimbursements for expenses incurred in attending educational seminars regarding the Fund, including travel and lodging expenses.  It may also cover costs incurred by financial intermediaries in connection with their efforts to sell Fund shares, including costs incurred compensating registered sales representatives and preparing, printing and distributing sales literature.

Any compensation received by a financial intermediary, whether from the Fund or its affiliate(s), and the prospect of receiving such compensation may provide the financial intermediary with an incentive to recommend the shares of the Fund, or a certain class of shares of the Fund, over other potential investments.  Similarly, the compensation may cause financial intermediaries to elevate the prominence of the Fund within its organization by, for example, placing it on a list of preferred funds.

Anti-Money Laundering Program .  Customer identification and verification are part of the Fund’s overall obligation to deter money laundering under f ederal law. The Trust has adopted an Anti-Money Laundering Program designed to prevent the Fund from being used for money laundering or the financing of terrorist activities. In this regard, the Fund reserves the right, to the extent permitted by law, (i) to refuse, cancel or rescind any purchase order or (ii) to freeze any account and/or suspend account services. These actions will be taken when, at the sole discretion of Trust management, they are deemed to be in the best interest of the Fund or in cases when the Fund is requested or compelled to do so by governmental or law enforcement authority or applicable law . If your account is closed at the request of governmental or law enforcement authority, you may not receive proceeds of the redemption if the Fund is required to withhold such proceeds.

Disclosure of Portfolio Holdings .  A description of the Fund’s policies and procedures with respect to the disclosure of portfolio securities is available in the Fund’s SAI, which is available  from the Fund’s website, www.dfdent.com.

Buying Shares

How to Make Payments .  Unless purchased through a financial intermediary, all investments must be made by check, ACH or wire. All checks must be payable in U.S. dollars and drawn on U.S. financial institutions. In the absence of the granting of an exception consistent with the Trust’s anti-money laundering procedures adopted on behalf of the Fund, the Fund does not accept purchases made by credit card check, starter check, cash or cash equivalents (for instance, you may not pay by money order, cashier’s check, bank draft, or traveler’s check). The Fund and the Adviser also reserve the right to accept in-kind contributions of securities in exchange for shares of the Fund.

Checks .  Checks must be made payable to “DF Dent Premier Growth Fund.” For individual, sole proprietorship, joint, Uniform Gift s to Minors Act (“UGMA”) and Uniform Transfer s to Minors Act (“UTMA”) accounts, checks may be made payable to one or more owners of the account and endorsed to “DF Dent Premier Growth Fund.” A $20 charge may be imposed on any returned checks.

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ACH .  Refers to the “Automated Clearing House” system maintained by the Federal Reserve Bank, which allows bank s to process checks, transfer funds and perform other tasks. Your financial institution may charge you a fee for this service.

Wires .  Instruct your financial institution with wh om you have an account to make a f ederal f unds wire payment to us. Your financial institution may charge you a fee for this service.

Minimum Investments .  The Fund accepts investments in the following minimum amounts:

	Minimum Initial Investment	Minimum Additional Investment
All Accounts	$5,000	$500

If deemed appropriate by the Trust ’s officers, the Fund reserves the right to waive initial minimum investment amounts.

Registered investment advisers and financial planners may be permitted to aggregate the value of Traditional or Roth Individual Retirement Accounts.

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Account Requirements

Type of Account	Requirement
Individual, Sole Proprietorship and Joint Accounts Individual accounts and sole proprietorship accounts are owned by one person. Joint accounts have two or more owners (tenants).	• Instructions must be signed by all persons required to sign exactly as their names appear on the account.
Gifts or Transfers to a Minor (UGMA, UTMA) These custodial accounts provide a way to give money to a child and obtain tax benefits.	• Depending on state laws, you may set up a custodial account under the UGMA or the UTMA. • The custodian must sign instructions in a manner indicating custodial capacity.
Corporations/Other
• The entity should submit a certified copy of its articles of incorporation (or a government-issued business license or other document that reflects the existence of the entity) and corporate resolution or a secretary’s certificate.

Trusts	• The trust must be established before an account may be opened. • The trust should provide the first and signature pages from the trust document identifying the trustees.

Account Application and Customer Identity Verification .  To help the government fight the funding of terrorism and money laundering activities, f ederal law requires financial institutions to obtain, verify, and record information that identifies each person who opens an account.

When you open an account, the Fund will ask for your first and last name, tax identification number, physical street address, date of birth, and other information or documents that will allow the Fund to identify you. If you do not supply the required information, the Fund will attempt to contact you or, if applicable, your financial adviser. If the Fund cannot obtain the required information within a timeframe established in its sole discretion, your application will be rejected.

When your application is in good order and includes all required information, your order will normally be processed at the NAV next calculated after receipt of your application and investment amount. Once your application is accepted, the Fund will attempt to verify your identity using the information you have supplied and other information about you that is available from third parties, including information available in public and private databases, such as consumer reports from credit reporting agencies.

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The Fund will try to verify your identity within a timeframe established in its sole discretion. If the Fund cannot do so, the Fund reserves the right to redeem your investment at the next NAV calculated after the Fund decides to close your account. If your account is closed, you may be subject to a gain or loss on Fund shares and will be subject to any related taxes and will not be able to recoup any redemption fees assessed. If the Fund has not yet collected payment for the shares being sold , it may delay sending redemption proceeds until such payment is received, which may be up to 15 calendar days.

Policy on Prohibition of Foreign Shareholders.   The Fund requires that all shareholders must be U.S. persons or U.S. resident aliens with a valid U.S. taxpayer identification number (or who can show proof of having applied for a U.S. taxpayer identification number and commit to provide a valid U.S. taxpayer identification number within 60 days) to open an account with the Fund .

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Investment Procedures

How to Open an Account	How to Add to Your Account
Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you.	Through a Financial Intermediary • Contact your financial intermediary using the method that is most convenient for you.
By Check
• Call, write, or visit www.dfdent.com for an account application.
• Complete the application (and other required documents, if applicable).
• Mail us your original application (and other required documents, if applicable) and a check.

By Check • Fill out an investment slip from a confirmation or write us a letter. • Write your account number on your check. • Mail us the slip (or your letter) and the check.
By Wire
• Call, write, or visit www.dfdent.com for an account application.
• Complete the application (and other required documents, if applicable).
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number.
• Mail us your original application (and other required documents, if applicable).
• Instruct your financial institution to wire your money to us.

By Wire • Instruct your financial intermediary to wire your money to us.
By ACH Payment
• Call, write, or visit www.dfdent.com for an account application.
• Complete the application (and other required documents, if applicable).
• Call us to fax the completed application (and other required documents, if applicable) and we will assign you an account number.
• Mail us your original application (and other required documents, if applicable).
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application.
• Purchases are limited to $25,000 per day.

By ACH Payment
• Call to request a purchase by ACH payment.
• We will electronically debit your purchase proceeds from the financial institution account identified on your account application.
• Purchases are limited to $25,000 per day.

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Systematic Investments .  You may establish a systematic investment plan to automatically invest a specific amount of money (up to $25,000 per day) into your account on a specified day and frequency not to exceed two investments per month. Payments for systematic investments are automatically debited from your designated savings or checking account via ACH. Systematic investments must be for at least $500 per occurrence. If you wish to enroll in the systematic investment plan, complete the appropriate section on the account application.  Your signed account application must be received at least three (3) business days prior to the initial transaction.  The Fund may terminate or modify this privilege at any time.  You may terminate your participation in the systematic investment plan by notifying the Fund sufficiently in advance of the next withdrawal.

The systematic investment plan is a method of using dollar cost averaging as an investment strategy that involves investing a fixed amount of money at regular time intervals.  However, a program of regular investment cannot ensure a profit or protect against a loss as a result of declining markets.  By continually investing the same amount, you will be purchasing more shares when the price is low and fewer shares when the price is high.  Please call (866) 233-3368 (toll free)  for additional information regarding the Fund’s systematic investment plan.

Frequent Trading. Frequent trading by a Fund’s shareholders poses risks to other shareholders in the Fund, including (i) the dilution of the Fund’s NAV, (ii) an increase in the Fund’s expenses, and (iii) interference with the portfolio manager’s ability to execute efficient investment strategies. Because the Fund invests primarily in equity securities of domestic companies with long-term growth characteristics, its portfolio generally has not been attractive to frequent traders or susceptible to market timing. Accordingly, the Board has adopted a policy of not monitoring for frequent purchases and redemptions of the Fund shares.

Canceled or Failed Payments . The Fund accepts checks and ACH transfers at full value subject to collection. If the Fund does not receive your payment for shares or you pay with a check or ACH transfer that does not clear, your purchase will be canceled within two business days of  notification from your bank that funds did not clear. You will be responsible for any actual losses or expenses incurred by the Fund or the transfer agent, and the Fund may redeem shares you own in the account (or another identically registered account that you maintain with the transfer agent) as reimbursement. The Fund and its agents have the right to reject or cancel any purchase due to non - payment.

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Selling Shares

The Fund processes redemption orders received in good order at the next calculated NAV. The Fund may not suspend or reject a redemption request that is in good order or delay payment for a redemption for more than seven days, except during unusual market conditions affecting the NYSE, in the case of an emergency which makes it impracticable for the Fund to dispose of or value securities it owns or as permitted by the Securities and Exchange Commission (the “SEC”).

Before selling recently purchased shares, please note that if the Fund has not yet collected payment for shares you are selling, it may delay sending redemption proceeds until it receives payment, which may be up to 15 calendar days from the date of purchase.

How to Sell Shares from Your Account
Through a Financial Intermediary
• If you purchased shares through your financial intermediary, your redemption order must be placed through the same financial intermediary.
• Contact your financial intermediary using the method that is most convenient for you.

By Mail
• Prepare a written request including:
   • Your name(s) and signature(s)
   • Your account number
   • The Fund name and class
   • The dollar amount or number of shares you want to sell
   • How and where to send the redemption proceeds .
• Obtain a signature guarantee (if required) .
• Obtain other documentation (if required) .
• Mail us your request and documentation .

By Telephone
• Call us with your request (unless you declined telephone redemption privileges on your account application) .
• Provide the following information:
   • Your account number
   • Exact name(s) in which the account is registered
   • Additional form of identification .
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application .

Systematically
• Complete the systematic withdrawal section of the application .
• Attach a voided check to your application .
• Mail us your completed application .
• Redemption proceeds will be mailed to you by check or electronically credited to your account at the financial institution identified on your account application .

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Wire Redemption Privileges .  You may redeem your shares by wire unless you declined wire redemption privileges on your account application. The minimum amount that may be redeemed by wire is $5,000.

Telephone Redemption Privileges .  You may redeem your shares by telephone unless you declined telephone redemption privileges on your account application. You may be responsible for any unauthorized telephone order as long as the transfer agent takes reasonable measures to verify that the order is genuine. Telephone redemption orders may be difficult to complete during periods of significant economic or market activity. If you are not able to reach the Fund by telephone, you may mail your redemption order.

Systematic Withdrawals .  You may establish a systematic withdrawal plan to automatically redeem a specifi c amount of money or shares from your account on a specified day and frequency not to exceed one withdrawal per month. These payments are sent from your account by check to your address of record or, if you so designate, to your bank account by ACH payment. To establish a systematic withdrawal plan, complete the systematic withdrawal section of the account application.  The plan may be terminated or modified by a shareholder or the Fund at any time without charge or penalty.  You may terminate your participation in the plan at any time by contacting the Fund sufficiently in advance of the next withdrawal.

A withdrawal under the systematic withdrawal plan involves a redemption of Fund shares and may result in a gain or loss for federal income tax purposes.  In addition, if the amount withdrawn exceeds the dividends credited to your account, the account ultimately may be depleted.  Please call (866) 233-3368 for additional information regarding the Fund’s systematic withdrawal plan.

Signature Guarantee Requirements .  To protect you and the Fund against fraud, signatures on certain requests must have a Medallion Signature Guarantee. A Medallion Signature Guarantee verifies the authenticity of your signature. You can obtain a Medallion Signature Guarantee from most banking institutions or securities brokers, but not from a notary public. The transfer agent will require written instructions signed by all registered shareholders, with a Medallion Signature Guarantee for each shareholder, for any of the following:

•	Written requests to redeem $100,000 or more

•	Changes to a shareholder’s record name or account registration

•	Paying redemption proceeds from an account for which the address has changed within the last 30 days

•	Sending redemption and distribution proceeds to any person, address or financial institution account not on record

•	Sending redemption and distribution proceeds to an account with a different registration (name or ownership) from your account

•	Adding or changing ACH or wire instructions, telephone redemption options, or any other election in connection with your account

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The transfer agent reserves the right to require Medallion Signature Guarantees on all redemptions.

Small Account Balance s .  If the value of your account falls below $ 2,500 , the Fund may ask you to increase your balance. If after 60 days, the account value is still below $ 2,500 , the Fund may close your account and send you the proceeds. The Fund will not close your account if it falls below these amounts solely as a result of Fund performance.

Redemptions in - Kind .  Pursuant to an election filed with the S EC , the Fund reserves the right to pay redemption proceeds in portfolio securities rather than in cash. To the extent that the shareholder redeems shares in this manner, the shareholder assumes the risk of a subsequent change in the market value of those securities, the cost of liquidating the securities and the possibility of a lack of a liquid market for those securities. In addition, the shareholder will bear any brokerage and related costs  in disposing of or selling the portfolio securities it receives from the Fund. Please see the SAI for more detail s on redemptions in-kind.

Lost Accounts .  The transfer agent will consider your account “lost” if correspondence to your address of record is returned as undeliverable on two consecutive occasions, unless the transfer agent determines your new address. When an account is lost, all distributions on the account will be reinvested in additional Fund shares. In addition, the amount of any outstanding (unpaid for six months or more) checks that have been returned to the transfer agent may be reinvested at the then current NAV, and the checks will be canceled. However, checks will not be reinvested into accounts with a zero balance but will be held in an account until the transfer agent locates you or escheats the funds to the state of your last known address.

Retirement Accounts .  You may invest in Fund shares through an IRA, including traditional and Roth IRAs, also known as “Qualified Retirement Accounts.” The Fund may also be appropriate for other retirement plans. Before investing in any IRA or other retirement plan, you should consult your tax advis o r. Whenever making an investment in an IRA, be sure to indicate the year in which the contribution is made.

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Other Information

Distributions and Dividend Reinvestments

The Fund declares distributions from net investment income and pays those distributions quarterly. Any net capital gain realized by the Fund will be distributed at least annually.

Most investors have their income dividends and capital gain distributions (each a “distribution”)reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate any choice, your distributions will be reinvested. Alternatively, you may choose to have your distributions of $10 or more sent directly to your bank account or paid to you by check. However, if a distribution is less than $10, your proceeds will be reinvested. If five or more of your distribution checks remain uncashed after 180 days, all subsequent distributions may be reinvested. For f ederal income tax purposes, distributions from non-qualified retirement accounts are treated the same whether they are received in cash or reinvested.

Taxes

The Fund generally intends to operate in a manner such that it will not be liable for f ederal income or excise taxes.

The Fund’s distributions of net investment income and net short-term capital gain are taxable to you as ordinary income. The Fund’s distributions of net capital gain (that is, the excess of net long-term capital gain over net short-term capital loss), if any, are taxable to you as long-term capital gain, regardless of how long you have held your shares. Distributions may also be subject to state and local income taxes. Some Fund distributions may also include a nontaxable return of capital. Return of capital distributions reduce your tax basis in your Fund shares and are treated as gain from the sale of the shares to the extent they exceed your basis.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum f ederal income tax of 15% (0% for individuals in lower tax brackets) through 2010. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.

A distribution reduces the NAV of the Fund’s shares by the amount of the distribution. If you purchase shares prior to a distribution, you are taxed on the distribution even though the distribution represents a partial return of your investment.

The sale (redemption) of Fund shares is generally taxable for f ederal income tax purposes. You will recognize a gain or loss on the transaction equal to the difference, if any, between the amount of your net redemption proceeds and your tax basis in the Fund shares. The gain or loss will be capital gain or loss if

25

you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the redemption . Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as long-term capital loss to the extent of the amount of net capital gain distributions with respect to those shares.

Distributions from the Fund and gain recognized from the sale or other disposition of Fund shares will be subject to a 3.8% U.S. Federal Medicare contribution tax on “net investment income,” beginning in 2013, for individuals with incomes exceeding $200,000 (or $250,000 if married and filing jointly).

The Fund will be required to withhold f ederal income tax at the rate of 28% (31% after 2010) on all distributions and redemption proceeds (regardless of the extent to which you realize gain or loss) otherwise payable to you (if you are an individual or certain other non-corporate shareholder) if you fail to provide the Fund with your correct taxpayer identification number or to make required certifications, or if you have been notified by the Internal Revenue Service that you are subject to backup withholding. Backup withholding is not an additional tax, and any amounts withheld may be credited against your f ederal income tax liability once you provide the required information or certification.

After December 31   of each year, the Fund will mail you reports containing information about the income tax classification of distributions paid during the year. For further information about the tax effects of investing in the Fund, please see the SAI and consult your tax advisor.

 Organization

The Trust is a Delaware statutory trust, and the Fund is a series thereof. The Fund does not expect to hold shareholders’ meetings unless required by Federal or Delaware law. Shareholders of each series of the Trust are entitled to vote at shareholders’ meetings unless a matter relates only to specific series (such as approval of an advisory agreement for the Fund). From time to time, large shareholders may control the Fund or the Trust.

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Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the past 5 years. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the years ended June 30, 2009 , and June 30, 2010 , has been audited by BBD, LLP , an independent registered public accounting firm whose report, along with the Fund’s financial statements, are included in the annual report, which is available upon request . The information for the years ended June 30 , 2006 , through June 30, 2008 , was audited by the Fund’s previous independent public accounting firm.

	Year Ended
	June 30, 2010	June 30, 2009	June 30, 2008	June 30, 2007	June 30, 2006
NET ASSET VALUE, Beginning of Year	$10.94	$16.20	$17.25	$15.11	$13.14
INVESTMENT OPERATIONS
Net investment loss(a)	(0.04)	(0.03)	(0.05)	(0.04)	(0.03)
Net realized and unrealized gain (loss)	2.15	(4.96)	(0.76)	2.35	2.10
Total from Investment Operations	2.11	(4.99)	(0.81)	2.31	2.07
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net realized gain	-	(0.27)	(0.24)	(0.17)	(0.10)
NET ASSET VALUE, End of Year	$13.05	$10.94	$16.20	$17.25	$15.11
TOTAL RETURN	19.29%	(30.64)%	(4.88)%	15.42%	15.77%
RATIOS/SUPPLEMENTARY DATA :
Net Assets at End of Year (000’s omitted)	$123, 605	$117, 391	$243,183	$142,896	$77,994
Ratios to average net assets:
Net expenses	1.10%	1.10%	1.15%	1.20%	1.25%
Gross expenses (b)	1.27%	1.26%	1.19%	1.36%	1.51%
Net investment income (loss)	(0.29)%	(0.25)%	(0.31)%	(0.23)%	(0.18)%
PORTFOLIO TURNOVER RATE	8%	16%	21%	17%	25%

(a) Calculated based on average shares outstanding during the period.
(b) Reflects the expense ratio excluding any waivers and/or reimbursements.

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For More Information

Annual/Semi-Annual Reports
Additional information about the Fund’s investments is available in the Fund’s annual/semiannual reports to shareholders. In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

Statement of Additional Information
The SAI provides more detailed information about the Fund and is incorporated by reference into, and is legally part of, this Prospectus.

Contacting the Fund
You may obtain free copies of the annual/semi-annual reports and the SAI, request other information and discuss your questions about the Fund by contacting the Fund at:

DF Dent Premier Growth Fund
c/o Atlantic Fund Administration, LLC
P.O. Box 588
Portland, Maine 04112
(866) 2DF-DENT (toll free)
(866) 233-3368
E-mail: dfdent.ta@atlanticfundadmin.com

The Fund’s prospectus, SAI and annual/semi-annual reports are available free of charge on the Fund’s website:  www.dfdent.com.

Securities and Exchange
Commission Information
You can also review the Fund’s annual/semiannual reports, the SAI, and other information about the Fund at the Public Reference Section of the SEC. The scheduled hours of operation of the Public Reference Room may be obtained by calling the SEC at (202) 551-8090. You may obtain copies of this information, for a duplication fee, by e-mailing or writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549- 1520
E-mail address: publicinfo@sec.gov

Fund information, including copies of the annual/ semi-annual reports and the SAI, is available from the SEC’s website at www.sec.gov.

Distributor: Foreside Fund Services, LLC
www.foreside.com

Investment Company Act File No. 811-3023

221-PRU-1110

Statement of Additional Information
DF DENT PREMIER GROWTH FUND (DFDPX)

November 1, 2010

Investment Adviser:
D.F. Dent and Company, Inc.
2 East Read Street
Baltimore, Maryland 21202
www.dfdent.com

Account Information
and Shareholder Services:
Atlantic Fund Administration, LLC
P.O. Box 588
Portland, Maine 04112
(866) 2DF-DENT (toll free)
(207) 879-0001
dfdent.ta@atlanticfundadmin.com

This Statement of Additional Information (the “SAI”) supplements the Prospectus dated November 1, 2010, as it may be amended from time to time, offering shares of the DF Dent Premier Growth Fund (the “Fund”), a separate series of Forum Funds, a registered, open-end management investment company (the “Trust”). This SAI is not a prospectus and should only be read in conjunction with the Prospectus. You may obtain the Prospectus without charge by contacting Atlantic Fund Administration, LLC (“Atlantic”) at the address ,  telephone number or email address listed above or by going to the Fund’s website listed above. This SAI is incorporated herein by reference in the Fund’s Prospectus.  In other words, it is legally a part of the Prospectus.

Copies of the Annual Report may be obtained, when they are available, without charge and upon request, by contacting Atlantic at the address , telephone number or email address listed above.

TABLE OF CONTENTS

Glossary	1
Investment Policies and Risks	2
Investment Limitations	1 2
Board of Trustees, Management and Service Providers	1 5
Board of Trustees	1 5
Principal Officers of the Trust	1 7
Investment Adviser	1 9
Distributor	20
Other Fund Service Providers	2 1
Portfolio Transactions	23
How Securities are Purchased and Sold	23
Choosing Broker Dealers	2 4
Portfolio Turnover	2 5
Portfolio Holdings	25
Purchase and Redemption Information	26
Taxation	2 7
Other Matters	3 1
The Trust and Its Shareholders	3 1
Fund Ownership	3 2
Limitation on Shareholders’ and Trustees’ Liability	3 2
Proxy Voting Procedures	3 3
Code of Ethics	3 3
Financial Statements	3 3
Appendix A – Description of Securities Ratings	A-1
Appendix B – Miscellaneous Tables	B-1
Appendix C – Proxy Voting Procedures	C-1

ii

GLOSSARY

As used in this SAI, the following terms have the meanings listed.

“Administrator” means Atlantic in its capacity as administrator to the Fund.

“Adviser” means D.F. Dent and Company, Inc., the Fund’s investment adviser

 “Atlantic” means Atlantic Fund Administration, LLC.

“Board” means the Board of Trustees of the Trust.

 “CFTC” means the U.S. Commodit y Future s Trading Commission.

“Code” means the Internal Revenue Code of 1986, as amended, and includes the regulations thereunder and IRS interpretations or similar authority upon which the Fund may rely.

“Custodian” means Union Bank, N.A.

“Distributor” means Foreside Fund Services, LLC.

“Fitch” means Fitch Ratings.

“Fund” means DF Dent Premier Growth Fund, a series of the Trust.

“Fund Accountant” means Atlantic in its capacity as fund accountant to the Fund.

“Independent Trustee” means a Trustee that is not an interested person of the Trust as that term is defined in Section 2(a)(19) of the 1940 Act, as defined below.

“IRS” means the U.S. Internal Revenue Service.

“Moody’s” means Moody’s Investors Service, Inc.

“NAV” means net asset value per share.

“NRSRO” means a nationally recognized statistical rating organization.

“SAI” means this Statement of Additional Information.

“SEC” means the U.S. Securities and Exchange Commission.

“S&P” means Standard & Poor’s, a division of the McGraw Hill Companies, Inc.

“Transfer Agent” means Atlantic Shareholder Services, LLC.

“Trust” means Forum Funds, a Delaware statutory trust.

 “U.S.” means United States.

“U.S. Government Securit ies ” mean obligation s issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

“1933 Act” means the Securities Act of 1933, as amended, includ ing rules and regulations as promulgated thereunder.

“1934 Act” means the Securities Exchange Act of 1934, as amended, includ ing rules and regulations as promulgated thereunder.

“1940 Act” means the Investment Company Act of 1940, as amended, includ ing rules and regulations, SEC interpretations and any exemptive order s or interpretive relief as promulgated thereunder.

INVESTMENT POLICIES AND RISKS

The Fund is a diversified series of the Trust . This section supplements, and should be read in conjunction with, the Fund’s Prospectus.  The following are descriptions of permitted investments and investment practices of the Fund and the associated risks.  The Fund will invest in any of the following instruments or engage in any of the following investment practices if such investment or practice is consistent with the Fund’s investment objective.  Please see the Prospectus for a discussion of the Fund’s investment objective, principal investment strategies and principal risks of investing in the Fund .

A.	Security Ratings Information

Moody’s, S&P and other NRSROs are private services that provide ratings of the credit quality of debt obligations, including convertible securities. A description of the range of ratings assigned to various types of convertible securities by several NRSROs is included in Appendix A to this SAI. The Fund may use these ratings to determine whether to purchase, sell or hold a security. Ratings are general and are not absolute standards of quality. Securities with the same maturity, interest rate and rating may have different market prices. If an issue of securities ceases to be rated or if its rating is reduced after it is purchased by the Fund, the Adviser will determine whether the Fund should continue to hold the obligation. To the extent that the ratings given by a NRSRO may change as a result of changes in such organizations or their rating systems, the Adviser will attempt to substitute comparable ratings. Credit ratings attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. The rating of an issuer is a rating agency’s view of potential developments related to the issuer and may not necessarily reflect actual outcomes. Also, rating agencies may fail to make timely changes in credit ratings. An issuer’s current financial condition may be better or worse than a rating indicates.

The Fund’s investments in fixed-income, preferred and convertible securities are subject to credit risk relating to the financial condition of the issuers of the securities that the Fund holds. To limit credit risk, the Fund may only invest in convertible securities that are considered investment grade. Investment grade securities are rated in the top four long-term rating categories or the two highest short-term rating categories by an NRSRO or are unrated and determined by the Adviser to be of comparable quality. The Fund may purchase unrated convertible securities if, at the time of purchase, the Adviser believes that they are of comparable quality to rated securities that the Fund may purchase. Unrated securities may not be as actively traded as rated securities.

The lowest ratings that are investment grade for corporate bonds, including convertible bonds, are “Baa” in the case of Moody’s and “BBB” in the case of S&P and Fitch; for preferred stock the lowest ratings are “Baa” in the case of Moody’s and “BBB” in the case of S&P. The Fund may invest up to 5% of its total assets in non-investment grade debt securities. Non-investment grade debt securities (commonly known as “junk bonds”) have significant speculative characteristics and generally involve greater volatility of price than investment grade securities. Unrated securities may not be as actively traded as rated securities. The Fund may retain securities whose rating has been lowered below the lowest permissible rating category (or that are unrated and determined by the Adviser to be of comparable quality to securities whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

The Fund may retain a security whose rating has been lowered below the lowest permissible rating category (or that is unrated and determined by the Adviser to be of comparable quality to a security whose rating has been lowered below the lowest permissible rating category) if the Adviser determines that retaining such security is in the best interests of the Fund. Because a downgrade often results in a reduction in the market price of the security, sale of a downgraded security may result in a loss.

B.	Equity Securities

1.	General

Common and Preferred Stock . Common stock represents an equity (ownership) interest in a company, and usually possesses voting rights and earns dividends. Dividends on common stock are not fixed but are declared at the discretion of the issuer. Common stock generally represents the riskiest investment in a company. In addition, common stock generally has the greatest appreciation and depreciation potential because increases and decreases in earnings are usually reflected in a company’s common stock price.

Preferred stock is a class of stock having a preference over common stock as to the payment of dividends or the recovery of investment should a company be liquidated, or both, although preferred stock is usually junior to the debt securities of the issuer. Preferred stock typically does not possess voting rights and its market value may change based on changes in interest rates.

Convertible Securities . Convertible securities include debt securities, preferred stock or other securities that may be converted into or exchanged for a given amount of common stock of the same or a different issuer during a specified period and at a specified price in the future. A convertible security entitles the holder to receive interest on debt or the dividend on preferred stock until the convertible security matures or is redeemed, converted or exchanged.

Convertible securities rank senior to common stock in a company’s capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities have unique investment characteristics in that they generally: (1) have higher yields than the underlying common stocks, but lower yields than comparable non-convertible securities; (2) are less subject to fluctuation in value than the underlying common stocks since they have fixed income characteristics; and (3) provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock or sell it to a third party.

Warrants and Rights . Warrants are securities, typically issued with preferred stock or bonds, that give the holder the right to purchase a given number of shares of common stock at a specified price and time. The price usually represents a premium over the applicable market value of the common stock at the time of the warrant’s issuance. Warrants have no voting rights with respect to the common stock, receive no dividends and have no rights with respect to the assets of the issuer. The Fund will limit its purchases of warrants to not more than 10% of the value of its total assets. The Fund may also invest up to 10% of its total assets in stock rights. A stock right is an option given to a shareholder to buy additional shares at a predetermined price during a specified time.

Depositary Receipts . The Fund may invest in sponsored and unsponsored American Depositary Receipts (“ADRs”) and other types of depositary receipts. ADRs typically are issued by a U.S. bank or trust company, evidence ownership of underlying securities issued by a foreign company and are designed for use in U.S. securities markets. The Fund may invest in ADRs in order to obtain exposure to foreign securities markets.

Real Estate Investments Trust . Real Estate Investment Trusts (“REITS”) are companies that (1) own, manage, or lease commercial real estate; (2) invest in loans for real estate development or securities backed by real estate (i.e., mortgage-backed securities); or (3) finance loans for real estate development. A REIT does not pay Federal income tax on income it generates or earns if certain requirements are satisfied including (1) the REIT invests at least 75% of its total assets in real property and (2) the REIT distributes at least 90% of its income as a dividend to shareholders.

Foreign Securities.   The Fund may invest in foreign securities, which may be denominated in foreign currencies. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of U.S. issuers.

2.	Risks

Common and Preferred Stock. The fundamental risk of investing in common and preferred stock is the risk that the value of the stock might decrease. Stock values fluctuate in response to the activities of an individual company or in response to general market and/or economic conditions. Historically, common stocks have provided greater long-term returns and have entailed greater short-term risks than preferred stocks, fixed-income and money market investments. The market value of all securities, including common and preferred stocks, is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of a company’s worth. If you invest in the Fund, you should be willing to accept the risks of the stock market and should consider an investment in the Fund only as a part of your overall investment portfolio.

Convertible Securities. Investment in convertible securities generally entails less risk than an investment in the issuer’s common stock. Convertible securities are typically issued by smaller capitalized companies whose stock price may be volatile. Therefore, the price of a convertible security may reflect variations in the price of the underlying common stock in a way that nonconvertible debt does not. The extent to which such risk is reduced, however, depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security.

Warrants and Rights. Investments in warrants involve certain risks, including the possible lack of a liquid market for the resale of the warrants, potential price fluctuations due to adverse market conditions or other factors and failure of the price of the common stock to rise. If the warrant is not exercised within the specified time period, it becomes worthless.

Depositary Receipts . Unsponsored depositary receipts may be created without the participation of the foreign issuer. Holders of these receipts generally bear all the costs of the depositary receipt facility, whereas foreign issuers typically bear certain costs in a sponsored depositary receipt. The bank or trust company depository of an unsponsored depositary receipt may be under no obligation to distribute shareholder communications received from the foreign issuer or to pass through voting rights. Accordingly, available information concerning the issuer may not be current and the prices of unsponsored depositary receipts may be more volatile than the prices of sponsored depositary receipts.

Real Estate Investment Trust. Investments in REITs involve certain risks including real estate risk, diversification risk, interest rate/prepayment risk, and credit risk. Specifically, changes in the real estate market may affect the value of the real estate in which a REIT directly or indirectly invests and, thus, the profitability of the REIT. Additionally, a REIT’s portfolio may not be diversified to include a variety of investment property types or properties located in a variety of geographical regions. Accordingly, economic changes may have a greater effect on a REIT’s profitability than on an alternative investment that invests in a number of different types of investments and issues located in a variety of geographical locations. A change in interest rates may also affect the value of the real estate in which a REIT directly or indirectly invests. Specifically, an increase in interest rates may cause the value of a REIT’s investment in real estate loans or securities backed by real estate to decline. Alternatively, a decline in interest rates may affect a REIT’s yield if the loans or real estate related securities in which the REIT invests are prepaid requiring the REIT to invest in loans or real estate related securities with lower yields. Finally, with respect to a REIT’s financing of real estate loans and investment in loans or other real estate backed securities, there is the risk that the debtor on a loan or the issuer of the real estate backed security will be unable to make timely payments of interest or principal or to otherwise honor its obligations.

Foreign Securities.   All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; and (4) changes in foreign governmental attitudes towards private investment, including potential nationalization, increased taxation or confiscation of the Fund’s assets.

In addition, interest and dividends payable on foreign securities may be subject to foreign withholding taxes, thereby reducing the income available for distribution to you. Some foreign brokerage commissions and custody fees are higher than those in the United States. Foreign accounting, auditing and financial reporting standards differ from those in the United States and, therefore, less information may be available about foreign companies than is available about issuers of comparable U.S. companies. Foreign securities also may trade less frequently and with lower volume and may exhibit greater price volatility than United States securities.

Changes in foreign exchange rates will affect the U.S. dollar value of all foreign currency-denominated securities held by the Fund. Exchange rates are influenced generally by the forces of supply and demand in the foreign currency markets and by numerous other political and economic events occurring outside the United States, many of which may be difficult, if not impossible, to predict.

Income from foreign securities will be received and realized in foreign currencies and the Fund is required to compute and distribute income in U.S. dollars. Accordingly, a decline in the value of a particular foreign currency against the U.S. dollar after the Fund’s income has been earned and computed in U.S. dollars may require the Fund to liquidate portfolio securities to acquire sufficient U.S. dollars to make a distribution. Similarly, if the exchange rate declines between the time the Fund incurs expenses in U.S. dollars and the time such expenses are paid, the Fund may be required to liquidate additional foreign securities to purchase the U.S. dollars required to meet such expenses.

C .	Fixed Income Securities

1.	General

U.S. Government Securities. The Fund may invest in U.S. Government Securities. U.S. Government Securities include securities issued by the U.S. Treasury and by U.S. Government agencies and instrumentalities. U.S. Government Securities may be supported by the full faith and credit of the U.S. (such as the mortgage-related securities and certificates of the Government National Mortgage Association and securities of the Small Business Administration); by the right of the issuer to borrow from the U.S. Treasury (for example, Federal Home Loan Bank securities); by the discretionary authority of the U.S. Treasury to lend to the issuer (for example, Fannie Mae (formerly the Federal National Mortgage Association) securities); or solely by the creditworthiness of the issuer (for example, Freddie Mac (formerly Federal Home Loan Mortgage Corporation) securities).

Holders of U.S. Government Securities not backed by the full faith and credit of the U.S. must look principally to the agency or instrumentality issuing the obligation for repayment and may not be able to assert a claim against the U.S. in the event that the agency or instrumentality does not meet its commitment. No assurance can be given that the U.S. Government would provide support if it were not obligated to do so by law. Neither the U.S. Government nor any of its agencies or instrumentalities guarantees the market value of the securities they issue.

Corporate Debt Obligations. The Fund may invest in corporate debt obligations. Corporate debt obligations include corporate bonds, debentures, notes, commercial paper and other similar corporate debt instruments. These instruments are used by companies to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest and must repay the amount borrowed at maturity. Commercial paper (short-term unsecured promissory notes) is issued by companies to finance their current obligations and normally has a maturity of less than 9 months. The Fund may also invest in corporate debt securities registered and sold in the U.S. by foreign issuers (Yankee bonds) and those sold outside the U.S. by foreign or U.S. issuers (Eurobonds).

Mortgage-Backed Securities. The Fund may invest in mortgage-backed securities. Mortgage-backed securities represent interests in a pool of mortgage loans originated by lenders such as commercial banks, savings associations and mortgage bankers and brokers. Mortgage-backed securities may be issued by governmental or government-related entities or by non-governmental entities such as special purpose trusts created by commercial lenders. Pools of mortgages consist of whole mortgage loans or participations in mortgage loans. The majority of these loans are made to purchasers of 1-4 family homes. The terms and characteristics of the mortgage instruments are generally uniform within a pool but may vary among pools. For example, in addition to fixed-rate, fixed- term mortgages, the Fund may purchase pools of adjustable-rate mortgages, growing equity mortgages, graduated payment mortgages and other types. Mortgage poolers apply qualification standards to lending institutions, which originate mortgages for the pools as well as credit standards and underwriting criteria for individual mortgages included in the pools. In addition, many mortgages included in pools are insured through private mortgage insurance companies. Mortgage-backed securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or on specified call dates. Most mortgage-backed securities, however, are pass-through securities, whichmeans that investors receive payments consisting of a pro-rata share of both principal and interest (less servicing and other fees), as well as unscheduled prepayments, as loans in the underlying mortgage pool are paid off by the borrowers. Additional prepayments to holders of these securities are caused by prepayments resulting from the sale or foreclosure of the underlying property or refinancing of the underlying loans. As prepayment rates of individual pools of mortgage loans vary widely, it is not possible to predict accurately the average life of a particular mortgage-backed security. Although mortgage- backed securities are issued with stated maturities of up to forty years, unscheduled or early payments of principal and interest on the mortgages may shorten considerably the securities’ effective maturities.

Government and Agency Mortgage-Backed Securities. The Fund may invest in government agency and mortgage-backed securities. The principal issuers or guarantors of mortgage-backed securities are the Government National Mortgage Association (“GNMA”), Fannie Mae and Freddie Mac. GNMA, a wholly-owned U.S. Government corporation creates pass- through securities from pools of government guaranteed (Farmers’ Home Administration, Federal Housing Authority or Veterans Administration) mortgages. The principal and interest on GNMA pass-through securities are backed by the full faith and credit of the U.S. Government.

Fannie Mae and Freddie Mac are U.S. Government-sponsored corporations and are subject to regulation by the Office of Federal Housing Enterprise Oversight (“OFHEO”). Both issue pass-through securities from pools of conventional and federally insured and/or guaranteed residential mortgages. Fannie Mae guarantees full and timely payment of all interest and principal, and Freddie Mac guarantees timely payment of interest and ultimate collection of principal of its pass-through securities. Mortgage-backed securities from Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government.

On September 7, 2008, Fannie Mae and Freddie Mac were placed under the conservatorship of the Federal Housing Finance Agency to provide stability in the financial markets, mortgage availability and taxpayer protection by preserving Fannie Mae and Freddie Mac’s assets and property and putting Fannie Mae and Freddie Mac in a sound and solvent condition. Under conservatorship, the U.S. Treasury will receive senior preferred equity shares and warrants to ensure that Fannie Mae and Freddie Mac maintain a positive net worth.

Further, the U.S. Treasury has established a new secured lending credit facility that will be available to Fannie Mae and Freddie Mac to assist the entities in funding their regular business activities in the capital markets until December 31, 2009. Also, the U.S. Treasury has initiated a program to purchase Fannie Mae and Freddie Mac mortgage-backed securities through December 31, 2009 to aid mortgage affordability.

Privately Issued Mortgage-Backed Securities. The Fund may invest in privately issued mortgage-backed securities. Mortgage- backed securities offered by private issuers include pass-through securities consisting of pools of conventional residential mortgage loans; mortgage-backed bonds, which are considered to be debt obligations of the institution issuing the bonds and are collateralized by mortgage loans; and bonds and collateralized mortgage obligations that are collateralized by mortgage-backed securities issued by GNMA, Fannie Mae or Freddie Mac or by pools of conventional mortgages of multi-family or of commercial mortgage loans. Privately issued mortgage-backed securities generally offer a higher rate of interest (but greater credit and interest rate risk) than securities issued by U.S. Government issuers because there are no direct or indirect governmental guarantees of payment. Many nongovernmental issuers or servicers of mortgage- backed securities guarantee or provide insurance for timely payment of interest and principal on the securities. The market for privately issued mortgage- backed securities is smaller and less liquid than the market for mortgage-backed securities issued by U.S. government issuers.

Stripped Mortgage-Backed Securities. The Fund may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are multi-class mortgage-backed securities that are created by separating the securities into their principal and interest components and selling each piece separately. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions in a pool of mortgage assets.

Collateralized Mortgage Obligations. The Fund may invest in collateralized mortgage obligations (“CMOs”) that are collateralized by mortgage-backed securities issued by GNMA, Freddie Mac or Fannie Mae (“Mortgage Assets”). CMOs are multiple-class debt obligations. Payments of principal and interest on the Mortgage Assets are passed through to the holders of the CMOs as they are received, although certain classes (often referred to as “tranches”) of CMOs have priority over other classes with respect to the receipt of mortgage prepayments. Each tranche is issued at a specific or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues in all tranches on a monthly, quarterly or semi-annual basis. Payments of principal and interest on Mortgage Assets are commonly applied to the tranches in the order of their respective maturities or final distribution dates, so that generally, no payment of principal will be made on any tranche until all other tranches with earlier stated maturity or distribution dates have been paid in full.

Asset-backed Securities. The Fund may invest in asset-backed securities. Asset-backed securities have structural characteristics similar to mortgage- backed securities but have underlying assets that are not mortgage loans or interests in mortgage loans. Asset- backed securities represent fractional interests in, or are secured by and payable from, pools of assets such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit (for example, credit card) agreements. Assets are securitized through the use of trusts and special purpose corporations that issue securities that are often backed by a pool of assets representing the obligations of a number of different parties. Repayments relating to the assets underlying the asset-backed securities depend largely on the cash flows generated by such assets. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancements associated with the securities. Payments or distributions of principal and interest on asset-backed securities may be supported by credit enhancements including letters of credit, an insurance guarantee, reserve funds and over collateralization. Asset-backed securities have structures and characteristics similar to those of mortgage-backed securities and, accordingly, are subject to many of the same risks, although often, to a greater extent.

Variable Amount Master Demand Notes. Variable amount master demand notes are unsecured demand notes that permit investment of fluctuating amounts of money at variable rates of interest pursuant to arrangements with issuers who meet certain quality criteria. All variable amount master demand notes acquired by the Fund will be payable within a prescribed notice period not to exceed seven days.

Non-U.S. Dollar Denominated Securities. The Fund may invest in non-U.S. dollar denominated securities including debt obligations denominated in foreign or composite currencies (such as the European Currency Unit) issued by (1) foreign national, provincial, state or municipal governments or their political subdivisions; (2) international organizations designated or supported by governmental entities (e.g., the World Bank and the European Community); (3) non-dollar securities issued by the U.S. Government; and (4) foreign corporations.

High-Yield or "Junk" Bonds. Junk bonds are debt securities that are rated below investment grade by a nationally recognized statistical rating organization or are the equivalent . The Fund defines high-yield bonds to include: bank loans, fixed, variable floating rate and deferred interest debt obligations; mortgage-backed and asset-backed debt obligations provided they are unrated or rated below investment grade.

2.	Risks

General Risks. The market value of the interest-bearing debt securities held by the Fund will be affected by changes in interest rates. There is normally an inverse relationship between the market value of securities sensitive to prevailing interest rates and actual changes in interest rates. The longer the remaining maturity (and duration) of a security, the more sensitive the security is to changes in interest rates. All debt securities, including U.S. Government Securities, can change in value when there is a change in interest rates. Changes in the ability of an issuer to make payments of interest and principal and in the markets’ perception of an issuer’s creditworthiness will also affect the market value of that issuer’s debt securities. As a result, an investment in the Fund is subject to risk even if all debt securities in the Fund’s investment portfolio are paid in full at maturity. In addition, certain debt securities may be subject to extension risk, which refers to the change in total return on a security resulting from an extension or abbreviation of the security’s maturity.

Yields on debt securities are dependent on a variety of factors, including the general conditions of the debt securities markets, the size of a particular offering, the maturity of the obligation and the rating of the issue. Under normal conditions, debt securities with longer maturities tend to offer higher yields and are generally subject to greater price movements than obligations with shorter maturities.

The issuers of debt securities are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors that may restrict the ability of the issuer to pay, when due, the principal of and interest on its debt securities. Bankruptcy, litigation or other conditions may impair an issuers’ ability to pay, when due, the principal of and interest on its debt securities.

Credit Risk. The Fund’s investment in a debt securit y is subject to the credit risk relating to the financial condition of the issuer   of the debt security .

Mortgage-Backed Securities. The value of mortgage-backed securities may be significantly affected by changes in interest rates, the markets’ perception of issuers, the structure of the securities and the creditworthiness of the parties involved. The ability of the Fund to successfully utilize mortgage-backed securities depends in part upon the ability of the Adviser to forecast interest rates and other economic factors correctly. Some mortgage-backed securities have structures that make their reaction to interest rate changes and other factors difficult to predict.

Prepayments of principal of mortgage-backed securities by mortgagors or mortgage foreclosures affect the average life of the mortgage-backed securities. The occurrence of mortgage prepayments is affected by various factors, including the level of interest rates, general economic conditions, the location and age of the mortgages and other social and demographic conditions. In periods of rising interest rates, the prepayment rate tends to decrease, lengthening the average life of a pool of mortgage-backed securities. In periods of falling interest rates, the prepayment rate tends to increase, shortening the average life of a pool. The volume of prepayments of principal on the mortgages underlying a particular mortgage-backed security will influence the yield of that security, affecting the Fund’s yield. Because prepayments of principal generally occur when interest rates are declining, it is likely that the Fund, to the extent it retains the same percentage of debt securities, may have to reinvest the proceeds of prepayments at lower interest rates than those of their previous investments. If this occurs, the Fund’s yield will correspondingly decline.

Thus, mortgage-backed securities may have less potential for capital appreciation in periods of falling interest rates (when prepayment of principal is more likely) than other debt securities of comparable duration, although they may have a comparable risk of decline in market value in periods of rising interest rates. A decrease in the rate of prepayments may extend the effective maturities of mortgage-backed securities, reducing their sensitivity to changes in market interest rates. To the extent that the Fund purchases mortgage-backed securities at a premium, unscheduled prepayments, which are made at par, result in a loss equal to an unamortized premium.

To lessen the effect of the failures by obligors on Mortgage Assets to make payments, CMOs and other mortgage-backed securities may contain elements of credit enhancement, consisting of either (1) liquidity protection or (2) protection against losses resulting after default by an obligor on the underlying assets and allocation of all amounts recoverable directly from the obligor and through liquidation of the collateral.

This protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of these. The Fund will not pay any additional fees for credit enhancements for mortgage-backed securities, although the credit enhancement may increase the costs of the mortgage- backed securities.

Asset-Backed Securities. Like mortgages-backed securities, the collateral underlying asset-backed securities are subject to prepayment, which may reduce the overall return to holders of asset-backed securities. Asset-backed securities present certain additional and unique risks. Primarily, these securities do not always have the benefit of a security interest in collateral comparable to the security interests associated with mortgage-backed securities. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give such debtors the right to set-off certain amounts owed on the credit cards, thereby reducing the balance due. Automobile receivables generally are secured by automobiles. Most issuers of automobile receivables permit the loan servicers to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issuance and the technical requirements under state laws, the trustee for the holders of the automobile receivables may not have a proper security interest in the underlying automobiles. As a result, the risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater for asset-backed securities than for mortgage-backed securities. In addition, because asset-backed securities are relatively new, the market experience in these securities is limited and the market’s ability to sustain liquidity through all phases of an interest rate or economic cycle has not been tested.

Junk Bonds. Securities rated below investment grade, i.e. Ba or BB and lower, are subject to greater risk of loss of principal and interest than higher rated securities and are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal, which may in any case decline during sustained periods of deteriorating economic conditions or rising interest rates. They are also generally considered to be subject to greater market risk than higher rated securities in times of deteriorating economic conditions. In addition, lower rated securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities, although the market values of securities rated below investment grade and comparable unrated securities tend to react less to fluctuations in interest rate levels than do those of higher rated securities.

The market for lower rated securities may be thinner and less active than that for higher rated securities, which can adversely affect the prices at which these securities can be sold. To the extent that there is no established secondary market for lower rated securities, the portfolio may experience difficulty in valuing such securities and, in turn, the Portfolio's assets. In addition, adverse publicity and investor perceptions about lower rated securities, whether or not based on fundamental analysis, may tend to decrease the market value and liquidity of such lower rated securities.

D .	Forward Contracts

General. The Fund may conduct foreign currency exchange transactions either on a spot (cash) basis at the spot rate prevailing in the foreign exchange market or by entering into a forward foreign currency contract. A forward foreign currency contract (“forward contract”) involves an obligation to purchase or sell a specific amount of a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward contracts are considered to be “derivatives”—financial instruments whose performance is derived, at least in part, from the performance of another asset (such as a security, currency or an index of securities). The Fund enters into forward contracts in order to “lock in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. In addition, the Fund may enter into forward contracts to hedge against risks arising from securities the Fund owns or anticipates purchasing, or the U.S. dollar value of interest and dividends paid on those securities. The Fund does not intend to enter into forward contracts on a regular or continuing basis. The Fund will not have more than 25% of its total assets committed to forward contracts or maintain a net exposure to forward contracts that would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Portfolio’s investment securities or other assets denominated in that currency. If the Fund makes delivery of the foreign currency at or before the settlement of a forward contract, it may be required to obtain the currency through the conversion of assets of the Fund into the currency. The Fund may close out a forward contract obligating it to purchase a foreign currency by selling an offsetting contract, in which case it will realize a gain or a loss.

Risks. Foreign currency transactions involve certain costs and risks. The Fund incurs foreign exchange expenses in converting assets from one currency to another. Forward contracts involve a risk of loss if the Adviser is inaccurate in its prediction of currency movements. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short- term hedging strategy is highly uncertain. The precise matching of forward contract amounts and the value of the securities involved is generally not possible. Accordingly, it may be necessary for the Fund to purchase additional foreign currency if the market value of the security is less than the amount of the foreign currency the Fund is obligated to deliver under the forward contract and the decision is made to sell the security and make delivery of the foreign currency. The use of forward contracts as a hedging technique does not eliminate fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts can reduce the risk of loss due to a decline in the value of the hedged currencies, they also limit any potential gain that might result from an increase in the value of the currencies.

E .	Options

1.	General

Options. The Fund may purchase or write options on securities in which it may invest or on market indices based in whole or in part on such securities. Options purchased or written by the Fund must be traded on an exchange or over-the-counter. Options are considered to be derivatives. Use of these instruments is subject to regulation by the SEC, exchanges on which options are traded, or by the CFTC. The Fund may purchase or write put and call options to: (1) enhance the Fund’s performance; or (2) to hedge against a decline in the value of securities owned by the Fund or an increase in the price of securities that the Fund plans to purchase. Currently, the Fund has no intention of investing in options for purposes other than hedging. No assurance can be given that any hedging or income strategy will achieve its intended result.

Segregated Assets. In order to attempt to reduce the risks involved in various transactions involving leverage, the Custodian, to the extent required by applicable rules or guidelines, will designate and maintain, in a segregated account, or on the books and records of the Fund, cash and liquid securities. The value of these assets, as marked to market daily, will be at least equal to the Fund’s commitments under these transactions.

Segregated Assets cannot be sold or closed out while the hedging strategy is outstanding, unless the segregated assets are replaced with similar assets. As a result, there is a possibility that the use of cover or segregation involving a large percentage of the Fund’s assets could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

The Trust, on behalf of the Fund, has filed a notice with the National Futures Association claiming exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act and therefore the Fund is not subject to registration or regulation as a commodity pool operator under that Act.

Options on Securities. A call option is a contract under which the purchaser of the call option, in return for a premium paid, has the right to buy the security (or index) underlying the option at a specified price at any time during the term of the option. The writer of the call option, who receives the premium, has the obligation upon exercise of the option to deliver the underlying security against payment of the exercise price. A put option gives its purchaser, in return for a premium, the right to sell the underlying security at a specified price during the term of the option. The writer of the put, who receives the premium, has the obligation to buy, upon exercise of the option, the underlying security (or a cash amount equal to the value of the index) at the exercise price. The amount of a premium received or paid for an option is based upon certain factors including the market price of the underlying security, the relationship of the exercise price to the market price, the historical price volatility of the underlying security, the option period and interest rates.

Options on Stock Indices. A stock index assigns relative values to the stock included in the index, and the index fluctuates with changes in the market values of the stocks included in the index. Stock index options operate in the same way as the more traditional options on securities except that stock index options are settled exclusively in cash. Thus, upon exercise of stock index options, the purchaser will realize and the writer will pay an amount based on the differences between the exercise price and the closing price of the stock index.

Options on Futures. Options on futures contracts are similar to options on securities except that an option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract rather than to purchase or sell a security, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position to the holder of the option will be accompanied by transfer to the holder of an accumulated balance representing the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the future.

Options on Foreign Currency. Options on foreign currency operate in the same way as more traditional options on securities except that currency options are settled exclusively in the currency subject to the option. The value of a currency option is dependent upon the value of the currency relative to the U.S. dollar and has no relationship to the investment merits of a foreign security. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options, the Fund may be disadvantaged by having to deal in an odd lot market (generally consisting in transactions of less than $1 million) for the underlying currencies at prices that are less favorable than round lots. To the extent that the U.S. options markets are closed while the market for the underlying currencies are open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

2.	Risks

There are certain investment risks associated with options transactions. These risks include: (1) dependence on the Adviser’s ability to predict movements in the prices of individual securities and fluctuations in the general securities markets; (2) imperfect correlation between movements in the prices of options and movements in the price of the securities (or indices) hedged or used for cover which may cause a given hedge not to achieve its objective; (3) the fact that the skills and techniques needed to trade these instruments are different from those needed to select the securities in which the Fund invests; and (4) lack of assurance that a liquid secondary market will exist for any particular instrument at any particular time, which, among other things, may hinder the Fund’s ability to limit exposures by closing its positions. The potential loss to the Fund from investing in certain types of futures transactions is unlimited.

Other risks include the inability of the Fund, as the writer of covered call options, to benefit from any appreciation of the underlying securities above the exercise price, and the possible loss of the entire premium paid for options purchased by the Fund. There is no assurance that a counterparty in an over-the- counter option transaction will be able to perform its obligations. The Fund’s activities in options markets may result in higher portfolio turnover rates and additional brokerage costs, which could reduce the Fund’s yield.

F .	Repurchase Agreements

General. The Fund may enter into repurchase agreements. Repurchase agreements are transactions in which the Fund purchases securities from a bank or securities dealer and simultaneously commits to resell the securities to the bank or dealer at an agreed-upon date and at a price reflecting a market rate of interest unrelated to the purchased security. During the term of a repurchase agreement, the Portfolio’s custodian, subcustodian or tri-party custodian maintains possession of the purchased securities and any underlying collateral, which is maintained at not less than 100% of the repurchase price. Repurchase agreements allow the Fund to earn income for periods as short as overnight, while retaining the flexibility to pursue longer-term investments.

Risks. Repurchase agreements involve credit risk. In the event that bankruptcy, insolvency or similar proceedings are commenced against a counterparty, the Fund may have difficulties in exercising its rights to the underlying securities. The Fund may incur costs and expensive time delays in disposing of the underlying securities and it may suffer a loss. Failure by the other party to deliver a security or currency purchased or lent by the Fund may result in a missed opportunity to make an alternative investment. Favorable insolvency laws that allow the Fund, among other things, to liquidate the collateral held in the event of the bankruptcy of the counterparty reduce counterparty insolvency risk with respect to repurchase agreements. The Fund will only enter a repurchase agreement with a seller that the Adviser believes presents minimal credit risk.

G .	Leverage Transactions

1.	Borrowing

General.  The Fund may borrow money from a bank in amounts up to 5% of total assets at the time of borrowing to, among other things, finance the purchase of securities for its portfolio.

2.	When-Issued Securities

General. The Fund may purchase securities offered on a when-issued or delayed-delivery basis. When these transactions are negotiated, the price, which is generally expressed in yield terms, is fixed at the time the commitment is made, but delivery and payment for the securities take place at a later date. Normally, the settlement date occurs within a certain period of time after the transaction, but delayed settlements beyond that period may be negotiated. During the period between a commitment and settlement, no payment is made for the securities purchased by the purchaser and thus, no interest accrues to the purchaser from the transaction. At the time the Fund makes the commitment to purchase securities on a when-issued or delayed-delivery basis, the Fund will record the transaction as a purchase and thereafter reflect the value each day of such securities in determining its net asset value.

Risks. At the time the Fund makes a commitment to purchase securities in this manner, the Fund immediately assumes the risk of ownership, including the risk that the value of the security may decline. The use of when-issued transactions enables the Fund to protect against anticipated changes in interest rates and prices, but may also increase the volatility of the Fund’s asset value per unit. Failure by a counterparty to deliver a security purchased by the Fund on a when-issued or delayed-delivery basis may result in a loss to the Fund or a missed opportunity to make an alternative investment.

H .	Illiquid and Restricted Securities

General. The term “illiquid securities,” as used herein, means securities that cannot be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the securities. The Fund has a non-fundamental policy pursuant to which it may not invest more than 15% of its net assets in illiquid securities. Illiquid securities include: (1) repurchase agreements not entitling the holder to payment of principal within seven days; (2) purchased over-the-counter options; (3) securities which are not readily marketable; and (4) securities subject to contractual or legal restrictions on resale because they have not been registered under the 1933 Act (“restricted securities”). For more information, see “Investment Limitations: Non-Fundamental Limitations-Illiquid Securities.”

Risks. Limitations on resale may have an adverse effect on the marketability of a security and the Fund might also have to cause an issuer to register a restricted security in order to dispose of it, resulting in expense and delay. Generally, the Fund would not have the right to require an issuer to register a restricted security. The Fund might not be able to dispose of restricted or illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requests. There can be no assurance that a liquid market will exist for any security at any particular time. Any security, including securities determined by the Adviser to be liquid, can become illiquid.

Determination of Liquidity. The Board has the ultimate responsibility for determining whether specific securities are liquid or illiquid and has delegated the function of making determinations of liquidity to the Adviser, pursuant to guidelines approved by the Board. The Adviser determines and monitors the liquidity of the portfolio securities and reports periodically on its decisions to the Board. The Adviser takes into account a number of factors in reaching liquidity decisions, including but not limited to: (1) the frequency of trades and quotations for the security; (2) the number of dealers willing to purchase or sell the security and the number of other potential buyers; (3) the willingness of dealers to undertake to make a market in the security; and (4) the nature of the marketplace trades, including the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer.

An institutional market has developed for certain restricted securities. Accordingly, contractual or legal restrictions on the resale of a security may not be indicative of the liquidity of the security. If such securities are eligible for purchase by institutional buyers in accordance with Rule 144A under the 1933 Act or other exemptions, the Adviser may determine that the securities are liquid.

I .	Registered Investment Companies

Open-End and Closed-End Investment Companies. The Fund may invest in shares of open-end and closed-end investment companies in accordance with the investment restrictions in the 1940 Act. Shares of an exchange traded fund (“ETF”) that has received exemptive relief from the SEC to permit other funds to invest in the shares without these limitations and shares of money market funds are generally excluded from such restrictions.

Risks. The Fund, as a shareholder of another investment company, will bear its pro-rata portion of the other investment company’s advisory fee and other expenses, in addition to its own expenses and will be exposed to the investment risks associated with the other investment company. To the extent that the Fund invests in open-end or closed-end companies that invest primarily in the securities of companies located outside the United States, see the risks related to foreign securities set forth above.

Exchange-Traded Funds. The Fund may invest in ETFs, which are registered investment companies that are bought and sold on a securities exchange. The Fund may also invest in exchange traded notes (“ETN”), which are structured debt securities. Whereas ETFs’ liabilities are secured by their portfolio securities, ETNs’ liabilities are unsecured general obligations of the issuer. Most ETFs and ETNs are designed to track a particular market segment or index. ETFs and ETNs have expenses associated with their operation, typically including with respect to ETFs, advisory fees. When the Fund invests in an ETF or ETN, in addition to directly bearing expenses associated with its own operations, it will bear its pro rata portion of the ETF’s or ETN’s expenses.

Risks. The risks of owning an ETF or ETN generally reflect the risks of owning the underlying securities the ETF or ETN is designed to track, although the lack of liquidity in an ETF or an ETN could result in it being more volatile than the underlying portfolio of securities. In addition, because of ETF or ETN expenses, compared to owning the underlying securities directly, it may be more costly to own an ETF or ETN. The value of an ETN security should also be expected to fluctuate with the credit rating of the issuer.

J .	Temporary Defensive Position

The Fund may invest in prime quality money market instruments, pending investment of cash balances. The Fund may also assume a temporary defensive position and may invest without limit in prime quality money market instruments. Prime quality instruments are those instruments that are rated in one of the two highest short-term rating categories by an NRSRO or, if not rated, determined by the Adviser to be of comparable quality. Appendix A summarizes the short-term ratings of several NRSROs.

Money market instruments usually have maturities of one year or less and fixed rates of return. The money market instruments in which the Fund may invest include short-term U.S. Government Securities, commercial paper, bankers’ acceptances, certificates of deposit, interest-bearing savings deposits of commercial banks, repurchase agreements concerning securities in which the Fund may invest and money market mutual funds.

K .	Core and Gateway®

The Fund may seek to achieve its investment objective by converting to a Core and Gateway structure. A Fund operating under a Core and Gateway structure holds, as its only investment, shares of another investment company having substantially the same investment objective and policies. The Board will not authorize conversion to a Core and Gateway structure if it would materially increase costs to the Fund’s shareholders. The Board will not convert the Fund to a Core and Gateway structure without notice to the shareholders. The Board may authorize future investments in other securities not listed in the SAI.

L.	Market Turbulence

The greatest risk of investing in a mutual fund is that its returns will fluctuate and you could lose money.  Turbulence in the financial sector may result in an unusually high degree of volatility in the financial markets.  Both domestic and foreign equity markets have experienced significant volatility and turmoil, with issuers that have exposure to the real estate, mortgage and credit markets particularly affected.  It is uncertain whether or for how long these conditions could occur.

Reduced liquidity in credit and fixed-income markets may adversely affect many issuers worldwide.  This reduced liquidity may result in less money being available to purchase raw materials, goods and services from emerging markets, which may, in turn, bring down the prices of these economic staples.  It may also result in emerging market issuers having more difficulty obtaining financing, which may, in turn, cause a decline in their stock prices.  These events and possible market turbulence may have an adverse effect on the Fund.

INVESTMENT LIMITATIONS

Except as required by the 1940 Act or the Code, such as with respect to borrowing, if any percentage restriction on investment or utilization of assets is adhered to at the time an investment is made, a later change in percentage resulting from a change in the market values of the Fund’s assets or purchases and redemptions of shares will not be considered a violation of the limitation.

A fundamental policy of the Fund and the Fund’s investment objective cannot be changed without the affirmative vote of the lesser of: (1) 50% of the outstanding shares of the Fund; or (2) 67% of the shares of the Fund present or represented at a shareholders meeting at which the holders of more than 50% of the outstanding shares of the Fund are present or represented. A non-fundamental policy of the Fund may be changed by the Board without shareholder approval.

A.	Fundamental Limitations

The Fund has adopted the following investment limitations that cannot be changed by the Board without shareholder approval. The Fund may not:

1.	Borrowing

Borrow money if, as a result, outstanding borrowings would exceed an amount equal to 33 1/3% of the Fund’s total assets.

2.	Concentration

Purchase a security if, as a result, more than 25% of the Fund’s total assets would be invested in securities of issuers conducting their principal business activities in the same industry. For purposes of this limitation, there is no limit on: (1) investments in U.S. Government Securities, in repurchase agreements covering U.S. Government Securities, in tax-exempt securities issued by the states, territories or possessions of the United States (“municipal securities”) or in foreign government securities; or (2) investments in issuers domiciled in a single jurisdiction. Notwithstanding anything to the contrary, to the extent permitted by the 1940 Act, the Fund may invest in one or more investment companies provided that the Fund treats the assets of the investment companies in which it invests as its own for purposes of this policy.

3.	Diversification

With respect to 75% of its assets, purchase a security (other than a U.S. Government Security or security of an investment company) if, as a result: (1) more than 5% of the Fund’s total assets would be invested in the securities of a single issuer; or (2) the Fund would own more than 10% of the outstanding voting securities of a single issuer.

4.	Underwriting Activities

Underwrite securities issued by other persons except to the extent that in connection with the disposition of portfolio securities the Fund may be deemed to be an underwriter.

5.	Making Loans

Make loans to other parties. For purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt security are not deemed to be the making of loans.

6.	Purchases and Sales of Real Estate

Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities backed by real estate or securities of companies engaged in the real estate business).

7.	Purchases and Sales of Commodities

Purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities).

8.	Issuance of Senior Securities

Issue any senior security (as defined in the 1940 Act), except that: (1) the Fund may engage in transactions that may result in the issuance of senior securities to the extent permitted under applicable regulations and interpretations of the 1940 Act or an exemptive order; (2) the Fund may acquire securities to the extent otherwise permitted by its investment policies, the acquisition of which may result in the issuance of a senior security, to the extent permitted under applicable regulations or interpretations of the 1940 Act; and (3) subject to the restrictions set forth above, the Fund may borrow money as authorized by the 1940 Act.

B.	Non-Fundamental Limitations

The Fund has adopted the following non-fundamental investment limitations that may be changed by the Board without shareholder approval. The Fund may not:

1.	Borrowing

Purchase or otherwise acquire any security if the total of borrowings would exceed 5% of the value of its total assets.

2.	Investments in Other Investment Companies

Invest in the securities of any investment company except to the extent permitted by the 1940 Act.

3.	Short Sales

Sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short (short sales “against the box”), and provided that options transactions are not deemed to constitute selling securities short.

4.	Illiquid Securities

Invest more than 15% of its net assets in illiquid assets such as: (1) securities that cannot be disposed of within seven days at their then-current value; (2) repurchase agreements not entitling the holder to payment of principal within seven days; and (3) restricted securities that are not readily marketable. The Fund may treat certain restricted securities as liquid pursuant to guidelines adopted by the Board.

5.	Purchases on Margin

Purchase securities on margin, except that the Fund may use short-term credit for the clearance of the Fund’s transactions, and provided that initial and variation margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.

6.	Exercise Control of Issuers

Make investments for the purpose of exercising control of an issuer. Investments by the Fund in entities created under the laws of foreign countries solely to facilitate investment in securities in that country will not be deemed the making of investments for the purpose of exercising control.

BOARD OF TRUSTEES, MANAGEMENT AND SERVICE PROVIDERS

A.	Board of Trustees

The Trust is governed by its Board of Trustees.  The Board is responsible for and oversees the overall management and operations of the Trust and the Funds, which includes the general oversight and review of the Funds’ investment activities, in accordance with federal law, Delaware law and the stated policies of the Funds.  The Board oversees the Trust’s officers and service providers, including the Adviser, who is responsible for the management of the day-to-day operations of the Fund based on policies and agreements reviewed and approved by the Board.  In carrying out these responsibilities, the Board regularly interacts with and receives reports from senior personnel of service providers and the Trust’s Chief Compliance Officer (“CCO”).  The Board also is assisted by the Trust’s independent auditor (who reports directly to the Trust’s Audit Committee), independent counsel and other experts as appropriate, all of whom are selected by the Board.

Board Structure and Related Matters. Board members who are Independent Trustees constitute at least two-thirds of the Board.  J. Michael Parish, an Independent Trustee, serves as Independent Chair of the Board.  The Independent Chair’s responsibilities include: setting an agenda for each meeting of the Board; presiding at all meetings of the Board and Independent Trustees; and serving as a liaison with other Trustees, the Trust’s officers, other management personnel and counsel to the Fund.  The Independent Chair shall perform such other duties as the Board may from time to time determine.

The Trustees discharge their responsibilities collectively as a Board, as well as through Board committees, each of which operates pursuant to a charter or procedures approved by the Board that delineates the specific responsibilities of that committee.  The Board has established four standing committees: the Audit Committee, the Nominating Committee, the Valuation Committee and the Qualified Legal and Compliance Committee.  The members and responsibilities of each Board committee are summarized below.

The Board periodically evaluates its structure and composition as well as various aspects of its operations.  The Board believes that its leadership structure, including its Independent Chair position and its committees, is appropriate for the Trust in light of, among other factors, the asset size and nature of the Fund, the number of funds overseen by the Board, the arrangements for the conduct of the Fund’s operations, the number of Trustees, and the Board’s responsibilities.  On an annual basis, the Board conducts a self-evaluation that considers, among other matters, whether the Board and its committees are functioning effectively and whether, given the size and composition of the Board and each if its committees, the Trustees are able to oversee effectively the number of funds in the complex.

The Board holds four regularly scheduled in-person meetings and schedules four telephonic meetings each year.  The Board may hold special meetings, as needed, either in person or by telephone, to address matters arising between regular meetings.  The Independent Trustees also hold at least one in-person meeting each year during a portion of which management is not present and may hold special meetings, as needed, either in person or by telephone.

The Trustees are identified in the table below, which provides information as to their principal business occupations held during the last five years and certain other information.  Each Trustee serves until his or her death, resignation or removal and replacement.  The address for all Trustees is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine, 04101.  Each Trustee oversees twenty-two series of the Trust. Mr. J ohn Y. Keffer is considered an interested trustee due to his affiliation with Atlantic.  Mr. Keffer is also an interested director of the Wintergreen Fund, Inc., another registered open-end investment company.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
J. Michael Parish Born: 1943	Chairman of the Board; Trustee; Chairman, Nominating Committee and Qualified Legal Compliance Committee	Since 1989 (Chairman since 2004)	Retired since 2003.
Costas Azariadis Born: 1943	Trustee; Chairman, Valuation Committee	Since 1989	Professor of Economics, Washington University since 2006; Professor of Economics, University of California-Los Angeles 1992-2006.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Independent Trustees
James C. Cheng Born: 1942	Trustee; Chairman, Audit Committee	Since 1989	President, Technology Marketing Associates (marketing company for small- and medium-sized businesses in New England) since 1991.
Interested Trustee
John Y. Keffer1 Born: 1942	Trustee; Vice Chairman	Since 1989
Chairman, Atlantic since 2008; President, Forum Foundation (a charitable organization) since 2005; President, Forum Trust, LLC (a non-depository trust company chartered in the State of Maine) since 1997.

In addition to the information set forth in the table above, each Trustee possesses other relevant qualifications, experience, attributes or skills.  The following provides additional information about such qualifications and experience.

J. Michael Parish:  Mr. Parish has experience as a business attorney and long-time member of a law firm; service on the board of the foundation Hackensack Riverkeeper, Inc., and a private university; and multiple years of service as a Trustee and as Independent Chair. Mr. Parish also served as a Trustee of Monarch Funds, a Massachusetts business trust and open-end management investment company from 2003 to 2009.

Costas Azariadis:  Mr. Azariadis has extensive experience with finance and economics, having served as a professor of economics at various top universities and a member of the various committees of the governing body of universities; and multiple years of service as a Trustee. Mr. Azariadis also served as a Trustee of Monarch Funds from 2003 to 2009.

James C. Cheng:  Mr. Cheng has organizational experience as chairman and chief executive officer of a private marketing company; experience as a co-founder of an IT firm; experience as a consultant; and multiple years of service as a Trustee. Mr. Cheng also served as a Trustee of Monarch Funds from 2003 to 2009.

John Y. Keffer:  Mr. Keffer has extensive experience in the investment management industry, including organizational experience as chairman and chief executive officer of a fund service provider; and multiple years of service as a Trustee. Mr. Keffer also served as a Trustee of Monarch Funds from 2003 to 2009 and continues to serve as an interested director of Wintergreen Fund, Inc., another open-end management  investment company.

Risk Oversight. Consistent with its responsibility for oversight of the Trust and the Fund, the Board oversees the management of risks relating to the administration and operation of the Trust and the Fund.  The Adviser, as part of its responsibilities for the day-to-day operations of the Fund, is responsible for day-to-day risk management.  The Board, in the exercise of its reasonable business judgment, also separately considers potential risks that may impact the Fund.  The Board performs this risk management oversight directly and, as to certain matters, through its committees (described above) and through the Independent Trustees.  The following provides an overview of the principal, but not all, aspects of the Board’s oversight of risk management for the Trust and the Fund.

In general, the Fund’s risks include, among others, investment risk, valuation risk, compliance risk and operational risk.  The Board has adopted, and periodically reviews, policies and procedures designed to address these and other risks to the Trust and the Fund.  In addition, under the general oversight of the Board, the Adviser and other service providers have themselves adopted a variety of policies, procedures and controls designed to address particular risks.  Different processes, procedures and controls are employed with respect to different types of risks.  Further, the Adviser oversees and regularly monitors the investments, operations and compliance of the Fund’s investments.

1 Since 1997, John Y. Keffer has been president and owner of Forum Trust, LLC.  Prior to January 1, 2010, Atlantic was a wholly owned subsidiary of Forum Trust, LLC.  Effective January 1, 2010, Atlantic became a wholly owned subsidiary of Forum Holdings Corp., a Delaware corporation that is wholly owned by Mr. Keffer.

The Board also oversees risk management for the Trust and the Fund through review of regular reports, presentations and other information from officers of the Trust and other persons.  Senior officers of the Trust, senior officers of the Adviser and the Trust’s CCO regularly report to the Board on a range of matters, including those relating to risk management.  In this regard, the Board periodically receives reports regarding other service providers to the Trust, either directly or through the CCO.  On at least a quarterly basis, the Independent Trustees meet with the CCO to discuss matters relating to the Fund’s compliance program.  Further, at least annually, the Board receives a report from the CCO regarding the effectiveness of the Fund’s compliance program.

The Board also regularly receives reports from the Adviser with respect to the investments and securities trading of the Fund.  For example, typically, the Board receives reports, presentations and other information from the Adviser on at least an annual basis in connection with the Board’s consideration of the renewal of the Fund’s advisory agreement with the Adviser.  Also, if applicable, the Board receives reports from the Adviser and other service providers in connection with the Board’s consideration of the renewal of any distribution plan of the Fund under Rule 12b-1 under the 1940 Act. Senior officers of the Trust and senior officers of the Adviser also report regularly to the Valuation and Audit Committees on valuation matters, internal controls and accounting and financial reporting policies and practices.  In addition, the Audit Committee receives regular reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters.

Trustee Ownership in the Fund and Other Series of the Trust

Trustee	Dollar Range of Beneficial Ownership in the Fund as of December 31, 2009	Aggregate Dollar Range of Ownership as of December 31, 2009 by Trustee in all Funds Overseen by the Trust
Interested Trustee
John Y. Keffer	None	$10,001-$50,000
Independent Trustees
Costas Azariadis	None	None
James C. Cheng	None	None
J. Michael Parish	$10,001-$50,000	Over $100,000

B.	Principal Officers of the Trust

The officers of the Trust conduct and supervise its daily business.  As of the date of this SAI, the officers of the Trust, their year of birth , their business address and their principal occupations during the past five years are as set forth below.  Unless otherwise indicated, the address of each Officer is c/o Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Stacey E. Hong Born: 1966	President; Principal Executive Officer	Since 2008	President, Atlantic since 2008; Director, Consulting Services, Foreside Fund Services, 2007; Elder Care, 2005-2006; Director, Fund Accounting, Citigroup 2003-2005.
Karen Shaw Born: 1972	Treasurer; Principal Financial Officer	Since 2008	Senior Manager, Atlantic since 2008; Section Manager/Vice President, Enterprise Support Services, Citigroup, 2003-2008.
David Faherty Born: 1970	Vice President	Since 2009	Senior Counsel, Atlantic since 2009; Vice President, Citi Fund Services Ohio, Inc., 2007-2009; Associate Counsel, Investors Bank & Trust Co. 2006-2007; FDIC, 2005.
Michael J. McKeen Born: 1971	Vice President	Since 2009	Senior Manager, Atlantic since 2008; Vice President, Citigroup, 2003-2008.

Name and Year of Birth	Position with the Trust	Length of Time Served	Principal Occupation(s) During Past 5 Years
Joshua LaPan Born: 1973	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup, 2003-2008.
Timothy Bowden Born: 1969	Vice President	Since 2009	Manager, Atlantic since 2008; Vice President, Citigroup, 2005-2008.
Lina Bhatnagar Born: 1971	Secretary	Since 2008	Senior Administration Specialist, Atlantic since 2008; Regulatory Administration Specialist, Citigroup, 2006-2008.

C.	Ownership of Securities of the Adviser and Related Companies

As of December 31, 2009, no Independent Trustee (or any of his immediate family members) owned beneficially or of record securities of any Trust investment adviser, its principal underwriter, or any person (other than a registered investment company) directly or indirectly, controlling, controlled by or under common control with any Trust investment adviser or principal underwriter.

D.	Information Concerning Trust Committees

Audit Committee. The Trust’s Audit Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Independent Trustees. Pursuant to a charter adopted by the Board, the Audit Committee assists the Board in fulfilling its responsibility for oversight of the quality and integrity of the accounting, auditing and financial reporting practices of the Trust. It is directly responsible for the appointment, termination, compensation and oversight of work of the independent registered public accountants to the Trust. In so doing, the Audit Committee reviews the methods, scope and results of the audits and audit fees charged, and reviews the Trust’s internal accounting procedures and controls. During the fiscal year ended June 30, 2010, the Audit Committee met 5 times.

Nominating Committee. The Trust’s Nominating Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng and Parish, constituting all of the Trust’s Independent Trustees. Pursuant to a charter adopted by the Board, the Nominating Committee is charged with the duty of nominating all Trustees and committee members, and presenting these nominations to the Board. The Nominating Committee will not consider any nominees for Trustee recommended by security holders. During the fiscal year ended June 30, 2010, the Nominating Committee did not meet.

Valuation Committee. The Trust’s Valuation Committee, which meets when necessary, consists of Messrs. Azariadis, Cheng, Keffer, or Parish, the President or the Treasurer, a representative of the Fund Accountant and, if needed, a portfolio manager or a senior representative of the investment adviser s to the Trust series holding securities that require fair valuation. Pursuant to the Trust’s Pricing and Valuation Procedures the Valuation Committee oversees the pricing of the Fund’ s shares and the activities of the Fund Accountant and the Adviser in connection with the valuation of the Fund’ s portfolio securities; selects from time to time, subject to approval by the Board, independent pricing services to provide a market value or fair value of any portfolio security approved by the Board; makes and monitors fair value determinations pursuant to these Procedures; and carries out any other supervisory functions delegated to it by the Board relating to the valuation of Fund portfolio securities.During the fiscal year ended June 30, 2010, the Valuation Committee met 105 times.

Qualified Legal Compliance Committee. The Qualified Legal Compliance Committee (the “QLCC”), which meets when necessary, consists of Messrs. Azariadis, Cheng, and Parish, constituting all of the Independent Trustees. The QLCC evaluates and recommends resolutions to reports from attorneys servicing the Trust regarding evidence of material violations of applicable federal and state law or the breach of fiduciary duties under applicable federal and state law by the Trust or an employee or agent of the Trust. During the fiscal year ended June 30, 2009, the QLCC did not meet.

E.	Compensation of Trustees and Officers

Each Trustee is paid an annual fee of $40,000 for service to the Trust.  The Chairman of the Board is paid an annual fee of $60,000.  In addition, the Chairman receives a monthly stipend of $500 to cover certain expenses incurred in connection with his duties to the Trust.  The Trustees and Chairman may receive additional fees for special Board meetings.  Each Trustee is also reimbursed for all reasonable out-of-pocket expenses incurred in connection with his duties as a Trustee, including travel and related expenses incurred in attending Board meetings.  No officer of the Trust is compensated by the Trust, but officers are reimbursed for travel and related expenses incurred in attending Board meetings held outside of Portland, Maine.

The following table sets forth the fees paid to each Trustee by the Fund and the Trust for the fiscal year ended June 30, 2010.

Trustee	Compensation from Fund	Pension or Retirement Benefit	Total Compensation from Trust
Costas Azariadis	$1,209	N/A	$37,500
James C. Cheng	$1,096	N/A	$38,000
J. Michael Parish	$1,462	N/A	$55,000
John Y. Keffer	$0	N/A	$0

F.	Investment Adviser

Services of Adviser

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement  with the Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes, at its own expense, all services, facilities and personnel necessary in connection with managing the Fund’s investments and effecting portfolio transactions for the Fund. The Adviser may compensate brokers or other service providers (“Financial Intermediaries”) out of its own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares.

Ownership of Adviser

The Adviser is a privately-owned corporation organized under the laws of Maryland in 1976 and controlled by Daniel F. Dent.

Information Concerning Other Accounts Managed by Portfolio Manager

As of June 30, 2010, Mr. Daniel F. Dent acted as a portfolio manager for 81 other accounts with assets totaling $771 million, no other registered investment companies and no pooled investment vehicles. None of the other accounts managed by Mr. Dent paid the Adviser a performance-based fee.

Conflicts of Interest. Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or other account. More specifically, portfolio managers who manage multiple funds and/or other accounts may be presented with the following conflicts:

•
The management of multiple client accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account. The Adviser seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by the portfolio manager are managed using the same investment models that are used in connection with the management of the Fund.

•
If the portfolio manager identifies a limited investment opportunity which may be suitable for more than one account, the Fund may be unable to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible accounts. To deal with these situations, the Adviser and the Fund have adopted procedures for allocating portfolio transactions across multiple accounts.

•
With respect to securities transactions for the Fund, the Adviser determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as other pooled investment vehicles that are not registered mutual funds and other accounts managed for organizations and individuals), the Adviser may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, the Adviser may place separate, non- simultaneous transactions for the Fund and another account which may temporarily affect the market price of the security or the execution of the transaction, or both, to the detriment of the Fund or the other account.

The Adviser and the Fund h a ve adopted certain compliance procedures, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.
Information Concerning Compensation by Portfolio Manager

For the period ending June 30, 2010, Mr. Dent was compensated based on a fixed base salary plus a bonus. This bonus was based on Mr. Dent’s equity participation in the ownership of the Adviser and also on the overall profitability of the Adviser based on assets under management.

Portfolio Manager Ownership in the Fund

Portfolio Manager	Dollar Range of Beneficial Ownership in the Fund as of June 30, 2010
Daniel F. Dent	Over $1,000,000

Fees

Pursuant to the Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate equal to 1. 0 0% of the Fund’s average daily net assets.  The Adviser has agreed to waive its advisory fee and/or reimburse certain expenses of the Fund to the extent that the annual operating expenses of the Fund exceed 1.10% of the Fund’s first $150 million in Fund assets and to 0.90% on Fund assets exceeding $150 million for the period November 1, 2010 through October 31, 2011.  This expense limitation excludes all taxes, interest, portfolio transaction expenses, and extraordinary expenses.  Expense limitations may be changed only with the approval of the Board.

The Adviser’s fee is calculated as a percentage of the Fund’s average daily net assets invested in the Fund. The fee is accrued daily by the Fund. The Adviser’s fee is paid quarterly.

In addition to receiving its advisory fee from the Fund, the Adviser may also act and be compensated as investment manager for its clients with respect to assets they invested in the Fund. If you have a separately managed account with the Adviser with assets invested in the Fund, the Adviser will not charge you a separate management fee on the account with respect to those assets.

Table 1 in Appendix B shows the dollar amount of the fees accrued by the Fund, the amount of fees reduced or reimbursed by the Adviser, the actual fees received by the Adviser. The data presented is for the past three fiscal years.

Other Provisions of the Advisory Agreement

The Adviser is not affiliated with Atlantic or any company affiliated with Atlantic. The Advisory Agreement remains in effect for a period of two years from the date of its effectiveness and then the agreement must be approved annually. Subsequently, the Advisory Agreement must be approved at least annually by the Board or by majority vote of the shareholders, and in either case by a majority of the Trustees who are not parties to the Advisory Agreement or interested persons of any such party (other than as Trustees of the Trust).

The Advisory Agreement is terminable without penalty by the Trust with respect to the Fund on 60 days’ written notice when authorized either by vote of the Fund’s shareholders or by a majority vote of the Board, or by the Adviser on 60 days’ written notice to the Trust. The Advisory Agreement terminates immediately upon assignment.

Under the Advisory Agreement, the Adviser is not liable for any error of judgment, mistake of law, or in any event whatsoever, except for willful misfeasance, bad faith, gross negligence or reckless disregard in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Advisory Agreement.

G .	Distributor

Distribution Services

The Distributor (also known as the principal underwriter) of the shares of the Fund is located at Three Canal Plaza, Suite 100, Portland, Maine 04101. The Distributor is a registered broker-dealer and is a member of the Financial Industry Regulatory Authority , Inc. (“FINRA”) .

Under a Distribution Agreement with the Trust dated March 31, 2009, the Distributor acts as the agent of the Trust in connection with the continuous offering of shares of the Fund. The Distributor continually distributes shares of the Fund on a best efforts basis. The Distributor has no obligation to sell any specific quantity of the Fund ’s shares. The Distributor and its officers have no role in determining the investment policies or which securities are to be purchased or sold by the Trust.

The Distributor may enter into agreements with selected broker-dealers, banks or other financial intermediaries for distribution of shares of the Fund. With respect to certain financial intermediaries and related F und “supermarket” platform arrangements, the Fund and/or the Adviser, rather than the Distributor, typically enter into such agreements. These financial intermediaries may charge a fee for their services and may receive shareholder service or other fees from parties other than the Distributor. These financial intermediaries may otherwise act as processing agents and are responsible for promptly transmitting purchase, redemption and other requests to the Fund.The Adviser, at its expense, pays the Distributor a fee for certain distribution-related services, including to permit employees of the Adviser to serve as registered representatives of the Distributor to facilitate distribution of Fund shares.

Investors who purchase shares through financial intermediaries will be subject to the procedures of those Intermediaries through whom they purchase shares, which may include charges, investment minimums, cutoff times and other restrictions in addition to, or different from, those listed herein.  Information concerning any charges or services will be provided to customers by the financial intermediary through whom they purchase shares.  Investors purchasing shares of the Fund through financial intermediaries should acquaint themselves with their intermediary’s procedures and should read the Prospectus in conjunction with any materials and information provided by their intermediary.  The financial intermediaries, and not its customers, will be the shareholder of record, although customers may have the right to vote shares depending upon their arrangement with the intermediary.

H .	Other Fund Service Providers

Administrator, Fund Accountant, Transfer Agent and Compliance Services

Atlantic and its subsidiaries provide administration, fund accounting and transfer agency services to the Fund. Atlantic is a subsidiary of Forum Holdings Corporation. John Y. Keffer, a Trustee, is the Chairman of Atlantic and is also the founder and a n owner of Forum Holdings Corporation, the parent entity of Atlantic.

Pursuant to the Atlantic Services Agreement, (the “Services Agreement”), the Fund pays Atlantic a bundled fee for administration, fund accounting and transfer agency services at an annual rate of: 0.12% on the first $150 million in Fund assets, 0.075% on the next $150 million in Fund assets, 0.05% on the next $300 million in Fund assets, 0.03% on the next $400 million in Fund assets and 0.02% on Fund assets exceeding $1 billion. The base fee is subject to an annual minimum of $ 135,000. The Fund also pays Atlantic certain surcharges and shareholder account fees. The fee is accrued daily by the Fund and is paid monthly based on the average net assets, transactions and positions for the previous month. The Adviser has agreed to reimburse the Fund for Atlantic’s fees pursuant to the Expense Limitation.

As administrator, Atlantic administers the Fund’s operations with respect to the Fund except those that are the responsibility of any other service provider hired by the Trust, all in such manner and to such extent as may be authorized by the Board.

The administrator’s responsibilities include, but are not limited to, (1) overseeing the performance of administrative and professional services rendered to the Fund by others, including its custodian, transfer agent and dividend disbursing agent as well as legal, auditing, shareholder servicing and other services performed for the Fund; (2) preparing for filing and filing certain regulatory filings (i.e. registration statements and semi-annual reports) subject to Trust counsel and/or independent auditor oversight; (3) overseeing the preparation and filing of the Fund’s tax returns, the preparation of financial statements and related reports to the Fund’s shareholders, the SEC and state and other securities administrators; (4) providing the Fund with adequate general office space and facilities and provide persons suitable to the Board to serve as officers of the Trust; (5) assisting the Fund’s investment adviser in monitoring Fund holdings for compliance with prospectus investment restrictions and assist in preparation of periodic compliance reports; and (6) with the cooperation of the Adviser, the officers of the Trust and other relevant parties, preparing and disseminating materials for meetings of the Board.

As fund accountant, Atlantic provides fund accounting services to the Fund. These services include calculating the NAV of the Fund.

The Services Agreement continues in effect until terminated, so long as its continuance is specifically approved or ratified with such frequency and in such manner as required by applicable law. After an initial three-year term, the Services Agreement is terminable with or without cause and without penalty by the Trust or by the Administrator on 120 days’ written notice to the other party. The Service s Agreement is also terminable for cause by the non-breaching party on at least 60 days’ written notice to the other party, provided that such party has not cured the breach within that notice period. Under the Services Agreement, Atlantic is not liable to the Fund or the Fund’s shareholders for any act or omission, except for willful misfeasance, bad faith or negligence in the performance of its duties or by reason of reckless disregard of its obligations and duties under the Services Agreement. The Services Agreement also provides that Atlantic will not be liable to a shareholder for any loss incurred due to a NAV difference if such difference is less than or equal to 0.5% or less than or equal to $25.00. In addition, Atlantic is not liable for the errors of others, including the companies that supply security prices to Atlantic and the Fund.

Atlantic serves as transfer agent and distribution paying agent for the Fund. Atlantic is registered as a transfer agent with the Office of Comptroller of the Currency. The T ransfer A gent and distribution paying agent maintains an account for each shareholder of record of the Fund and is responsible for processing purchase and redemption requests and paying distributions to shareholders of record.

Prior to June 2, 2008, Citigroup Fund Services, LLC (“Citi”) served as the Fund’s administrator and fund accountant, pursuant to its Administration, Fund Accounting and Transfer Agency Services Agreement with the Trust dated April 20, 2007 (the “Citi Services Agreement”).

Table 3 in Appendix B shows the dollar amount of the fees accrued by the Fund to Citi, the Fund’s prior administrator, and Atlantic for administration services, the amount of the fees waived by Atlantic and Citi, and the actual fees received by Atlantic and Citi. The data is for the past three fiscal years.

Table 4 in Appendix B shows the dollar amount of the fees accrued by the Fund to Citi, the Fund’s prior accountant, and Atlantic with respect to the Fund for fund accounting services, the amount of the fee waived by Citi and Atlantic, and the actual fees received by Citi and Atlantic. The data is for the past three fiscal years.

Atlantic provides a Principal Executive Officer (“PEO”), a Principal Financial Officer (“PFO” and, with the PEO, “Certifying Officers”), a Chief Compliance Officer (“CCO”), and an Anti-Money Laundering Compliance Officer (“AMLCO”) to the Fund, as well as certain additional compliance support functions (collectively, “Compliance Services”), pursuant to a Compliance Services Agreement dated June 1, 2008 (the “Compliance Services Agreement”).

For making available the CCO, the AMLCO and the Certifying Officers, and for providing the Compliance Services, Atlantic receives a fee from the Fund equal to (i) $20,000 per Adviser (allocated by assets to all Trust series for which the Adviser provides management services) and (ii) $5,000 per Fund.

The Compliance Services Agreement continues in effect until terminated. The Compliance Services Agreement is terminable with or without cause and without penalty by the Board of the Trust or by Atlantic on 60 days’ written notice to the other party. Notwithstanding the foregoing, the provisions of the Compliance Services Agreement related to CCO services, may be terminated at any time by the Board, effective upon written notice to the CCO and Certifying Officers, without the payment of any penalty.

Under the Compliance Services Agreement, (1) Atlantic is not liable to the Fund or the Fund's shareholders for any act or omission, and (2) Atlantic and certain related parties (“Atlantic Indemnitees”) are indemnified by the Fund against any and all claims and expenses related to an Atlantic Indemnitee's actions or omissions, except, with respect to (1) and (2), for willful misfeasance, bad faith or negligence in the performance of Atlantic’s duties or by reason of reckless disregard of its obligations and duties under the Compliance Services Agreement.

Prior to June 2, 2008, Foreside Compliance Services ("FCS") provided compliance services to the Fund. Table 2 in Appendix B shows the dollar amount of the fees payable by the Fund to FCS, and Atlantic, for compliance services, the amount of the fees waived by FCS and Atlantic, and the actual fees received by FCS and Atlantic. The data is for the past three fiscal years.

Custodian

The Custodian, Union Bank, N.A., pursuant to an agreement with the Trust, safeguards and controls the Fund’s cash and securities, determines income and collects interest on Fund investments. The Custodian may employ subcustodians to provide custody of the Fund’s domestic and foreign assets. The Custodian is located at 350 California, 6th Floor, San Francisco, CA, 94104.

Legal Counsel

K&L Gates LLP, 1601 K Street, N.W., Washington D.C. 20006, serves as legal counsel to the Trust.

Independent Registered Public Accounting Firm

BBD, LLP (“BBD”), 1835 Market Street, 26th Floor, Philadelphia, Pennsylvania 19103 , is the independent registered public accounting firm for the Fund and provides audit and tax services, audits the annual financial statements of the Fund and provides the Fund with an audit opinion. BBD also reviews certain regulatory filings of the Fund.

PORTFOLIO TRANSACTIONS

A.	How Securities are Purchased and Sold

Purchases and sales of portfolio securities that are fixed income securities (for instance, money market instruments and bonds, notes and bills) usually are principal transactions. In a principal transaction, the party from whom the Fund purchases or to whom the Fund sells is acting on its own behalf (and not as the agent of some other party such as its customers). These securities normally are purchased directly from the issuer or from an underwriter or market maker for the securities. There usually are no brokerage commissions paid for these securities.

Purchases and sales of portfolio securities that are equity securities (for instance common stock and preferred s stock) are generally e ffected: (1) if the security is traded on an exchange, through brokers who charge commissions; and (2) if the security is traded in the “over-the- counter” markets, in a principal transaction directly from a market maker. In transactions on stock exchanges, commissions are negotiated. When transactions are executed in an over-the-counter market, the Adviser will seek to deal with the primary market makers; but when necessary, in order to obtain best execution, the Adviser will utilize the services of others.

The price of securities purchased from underwriters includes a disclosed fixed commission or concession paid by the issuer to the underwriter, and prices of securities purchased from dealers serving as market makers reflect the spread between the bid and asked price.

In the case of fixed income and equity securities traded in the over-the-counter markets, there is generally no stated commission, but the price usually includes an undisclosed commission or markup.

B.	Commissions Paid

Table 4 in Appendix B shows the aggregate brokerage commissions paid by the Fund as well as the aggregate commissions paid to any affiliates of the Fund or the Adviser. The data presented are for the past three fiscal years.

C.	Adviser Responsibility for Purchases and Sales

The Adviser places orders for the purchase and sale of securities with broker-dealers selected by and at the discretion of the Adviser. The Fund does not have any obligation to deal with a specific broker or dealer in the execution of portfolio transactions. Allocations of transactions to brokers and dealers and the frequency of transactions are determined by the Adviser in its best judgment and in a manner deemed to be in the best interest of the Fund rather than by any formula.

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Adviser’s primary consideration in executing transactions for the Fund is prompt execution of orders in an effective manner and at the most favorable price available.

D.	Choosing Broker-Dealers

The Adviser seeks “best execution” for all portfolio transactions. This means that the Adviser seeks the most favorable price and execution available. The Fund may not always pay the lowest commission or spread available. Rather, in determining the amount of commissions (including certain dealer spreads) paid in connection with securities transactions, the Adviser takes into account factors such as size of the order, difficulty of execution, efficiency of the executing broker’s facilities (including the research services described below) and any risk assumed by the executing broker. The Adviser may also utilize a broker and pay a slightly higher commission if, for example, the broker has specific expertise in a particular type of transaction (due to factors such as size or difficulty), or it is efficient in trade execution.

The Adviser may also give consideration to brokerage and research services furnished by brokers to the Adviser and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers.  Research is designed to augment the Adviser’s own internal research and investment strategy capabilities.  This research may include reports that are common in the industry such as industry research reports and periodicals, quotation systems, software for portfolio management and formal databases.  Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion.  The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services.  Since most of the Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser’s clients and the Fund’s investors.

Table 5 in Appendix B lists each broker to whom the Fund directed brokerage over the last fiscal year in return for research services, the amount of transactions so directed and the amount of commissions earned by the broker therefrom.

E.	Obtaining Research from Brokers

The Adviser has full brokerage discretion. The Adviser evaluates the range and quality of a broker’s services in placing trades including securing best price, confidentiality, clearance and settlement capabilities, promptness of execution and the financial stability of the broker-dealer. The Adviser may give consideration to research services furnished by brokers to the Adviser for its use and may cause the Fund to pay these brokers a higher amount of commission than may be charged by other brokers. This research is designed to augment the Adviser’s own internal research and investment strategy capabilities. This research may include reports that are common in the industry such as industry research reports and periodicals. Typically, the research will be used to service all of the Adviser’s accounts, although a particular client may not benefit from all the research received on each occasion. The Adviser’s fees are not reduced by reason of the Adviser’s receipt of research services. Since most of the Adviser’s brokerage commissions for research are for economic research on specific companies or industries, and since the Adviser follows a limited number of securities, most of the commission dollars spent for industry and stock research directly benefit the Adviser’s clients and the Fund’s investors.

F.	Counterparty Risk

The Adviser monitors the creditworthiness of counterparties to the Fund’s transactions and intends to enter into a transaction only when it believes that the counterparty presents minimal and appropriate credit risks.

G.	Transactions through Affiliates

The Adviser may effect brokerage transactions through affiliates of the Adviser (or affiliates of those persons) pursuant to procedures adopted by the Trust. Currently, the Adviser does not effect the transactions through any affiliates.

H.	Other Accounts of the Adviser

Investment decisions for the Fund are made independently from those for any other account or investment company that is or may in the future become advised by the Adviser or its affiliates. Investment decisions are the product of many factors, including basic suitability for the particular client involved. Likewise, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more clients are selling the security. In some instances, with required consents, one client may sell a particular security to another client. In addition, two or more clients may simultaneously purchase or sell the same security, in which event, each day’s transactions in such security are, insofar as is possible, averaged as to price and allocated between such clients in a manner which, in the Adviser’s opinion, is in the best interest of the affected accounts and is equitable to each and in accordance with the amount being purchased or sold by each. There may be circumstances when purchases or sales of a portfolio security for one client could have an adverse effect on another client that has a position in that security. In addition, when purchases or sales of the same security for the Fund and other client accounts managed by the Adviser occurs contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchases or sales.

I.	Portfolio Turnover

The frequency of portfolio transactions of the Fund (the portfolio turnover rate) will vary from year to year depending on many factors. From time to time, the Fund may engage in active short-term trading to take advantage of price movements affecting individual issues, groups of issues or markets. An annual portfolio turnover rate of 100% would occur if all the securities in the F und were replaced once in a period of one year.

Higher portfolio turnover rates may result in increased brokerage costs to the Fund and a possible increase in short-term capital gains or losses.

Portfolio Turnover Rate is defined under the rules of the SEC as the value of the securities purchased or securities sold, excluding all securities whose maturities at time of acquisition were one year or less, divided by the average monthly value of such securities owned during the year. Based on this definition, instruments with remaining maturities of less than one year, including options and futures contracts in which the Fund invests, are excluded from the calculation of portfolio turnover rate.

J.	Securities of Regular Broker-Dealers

From time to time, the Fund may acquire and hold securities issued by its “regular brokers and dealers” or the parent s of those brokers and dealers. For this purpose, regular brokers and dealers are the 10 brokers or dealers that: (1) received the greatest amount of brokerage commissions during the Fund’s last fiscal year; (2) engaged in the largest amount of principal transactions for portfolio transactions of the Fund during th at Fund’s last fiscal year; or (3) sold the largest amount of the Fund’s shares during th at Fund’s last fiscal year.

Table 6 in Appendix B lists the Fund’s regular brokers and dealers whose securities (or the securities of the parent company) were acquired during the Fund’s most recent fiscal year. Table 6 also includes the aggregate value of the Fund’s holdings of those securities as of the Fund’s most recent fiscal year.

K.	Portfolio Holdings

Portfolio holdings as of the end of the Fund's annual and semi-annual fiscal periods are reported to the SEC on Form N-CSR within 10 days of the mailing of the annual or semi-annual r eport (typically no later than 70 days after the end of each period). Portfolio holdings as of the end of the first and third fiscal quarters are reported to the SEC on Form N-Q within 60 days of the end of such period. You may request a copy of the Fund's latest semi-annual report to shareholders or a copy of the Fund's latest Form N-Q which contains the Fund's portfolio holdings by contacting the Transfer Agent at the address or phone number listed on the cover of this SAI. You may also obtain a copy of the Fund's latest Form N-CSR and Form N-Q by accessing the SEC's website at www.sec.gov.

In addition, the Fund’s Adviser makes publicly available, on a semiannual basis, information regarding the Fund’s top five holdings (including name and percentage of the Fund’s assets invested in each such holding). This holdings information is made available through the Fund or Adviser’s website. This information is released no earlier than 60 days after the semi-annual period end.

The Fund's nonpublic portfolio holdings information is received by certain service providers in advance of public release in the course of performing or enabling them to perform the contractual or fiduciary duties necessary for the Fund's operations that the Fund has retained them to perform. The Adviser  has regular and continuous access to the Fund's portfolio holdings. In addition, the Fund's Administrator, Custodian, Distributor and Fund Accountant, as well as independent auditors, proxy voting services, mailing services and financial printers may have access to the Fund's nonpublic portfolio holdings information on an ongoing basis. The Trustees, the Fund’s officers, legal counsel to the Trust and to the Independent Trustees , and the Fund’s independent registered public account ant may receive such information on an as needed basis.

From time to time, nonpublic information regarding the Fund’s portfolio holdings may also be disclosed to certain mutual fund consultants, analysts and rating and ranking entities, or other entities or persons (“Recipients”) that have a legitimate business purpose in receiving such information. Any disclosure of information more current than the latest publicly available nonpublic portfolio holdings information will be made only if the Trust Officer Board determines that: (1) the more current information is necessary for a Recipient to complete a specified task; (2) the Fund has a legitimate business purpose for disclosing the information; and (3) the disclosure is in the best interests of the Fund and its shareholders. Any Recipient receiving such information shall agree in writing to: (1) keep the information confidential; (2) use it only for agreed-upon purposes; and (3) not trade or advise others to trade securities, including shares of the Fund, on the basis of the information. Such confidentiality agreements entered into for the receipt of nonpublic information shall also provide, among other things, that the Recipient: (1) will limit access to the information to its employees and agents who are obligated to keep and treat such information as confidential; (2) will assume responsibility for any breach of the terms of the confidentiality agreement by its employees; and (3) upon request from the Trust , will return or promptly destroy the information. The Trust O fficer shall report to the Board at its next regular Board meeting on the entering into of an agreement with a Recipient for the disclosure of nonpublic portfolio holdings information and shall include in the report the Trust O fficer’s reasons to permit such disclosure.

No compensation is received by the Fund nor , to the Fund’s knowledge, paid to its Adviser or any other party in connection with the disclosure of the Fund’s portfolio holdings. The codes of ethics of the Trust, the Adviser, and the Distributor, are intended to address, among other things, potential conflicts of interest arising from the misuse of information concerning the Fund’ s portfolio holdings. In addition, the Fund’s service providers may be subject to confidentiality provisions contained within their service agreements, codes of ethics, professional codes, or other similar policies that address conflicts of interest arising from the misuse of such information.

The Fund’s portfolio holdings disclosure policy is subject to review by the Fund’s CCO who will report the results of such review at least annually to the Board. Any identified conflict between the interests of shareholders and those of another party resulting from the disclosure of nonpublic portfolio holdings information will be reported to the Board for appropriate action.

PURCHASE AND REDEMPTION INFORMATION

A.	General Information

You may effect purchases or redemptions or request any shareholder privilege by contacting the T ransfer A gent.

The Fund accepts orders for the purchase or redemption of shares of each class on any weekday except days when the NYSE is closed, but under unusual circumstances, may accept orders when the NYSE is closed if deemed appropriate by the Trust’s officers.

The shares of the Fund may not be available for sale in the state in which you reside.  Please check with your investment professional to determine the Fund’s availability.

B.	Additional Purchase Information

Shares of the Fund are sold on a continuous basis by the Distributor.

The Fund reserves the right to refuse any purchase request.

Fund shares are normally issued for cash only. At the Adviser’s discretion, however, the Fund may accept portfolio securities that meet the investment objective and policies of th at Fund as payment for Fund shares. The Fund will only accept securities that: (1) are not restricted as to transfer by law and are not illiquid; and (2) have a value that is readily ascertainable (and not established only by valuation procedures).

IRAs.   All contributions into an IRA through the automatic investing service are treated as IRA contributions made during the year the contribution is received.

UGMAs/UTMAs.   If the custodian’s name is not in the account registration of a gift or transfer to minor (“UGMA/UTMA”) account, the custodian must provide instructions in a manner indicating custodial capacity.

C.	Additional Redemption Information

You may redeem the Fund ’s shares at NAV.

The Fund may redeem shares involuntarily to: (1) reimburse the Fund for any loss sustained by reason of the failure of a shareholder to make full payment for shares purchased   by the shareholder ; or (2) collect any charge relating to transactions effected for the benefit of a shareholder which is applicable to the Fund’s shares as provided in the Prospectus.

Suspension of Right of Redemption.   The right of redemption may not be suspended, except for any period during which: (1) the N YSE is closed (other than customary weekend and holiday closings) or during which the SEC determines that trading thereon is restricted; (2) an emergency (as determined by the SEC) exists as a result of which disposal by the Fund of its securities is not reasonably practicable or as a result of which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; or (3) the SEC may, by order, permit for the protection of the shareholders of the Fund.

Redemption in Kind.   Redemption proceeds normally are paid in cash. If deemed appropriate and advisable by the Adviser, the Fund may satisfy a redemption request from a shareholder by distributing portfolio securities pursuant to procedures adopted by the Board. The Trust has filed an election with the SEC pursuant to which the Fund may only effect a redemption in portfolio securities if the particular shareholder is redeeming more than $250,000 or 1% of the Fund’s total net assets, whichever is less, during any 90-day period.

NAV Determination.   In determining the Fund’s NAV, securities for which market quotations are readily available are valued at current market value using the valuation price provided by an independent pricing service.  If no sales price is reported, the mean of the last bid and ask price is used.  If no average price is available, the last bid price is used . If no sales price is reported, the mean of the last bid and ask price is used. If market quotations are not readily available, then securities are valued at fair value as determined by the Board (or its delegate).

Distributions.   D istribution s of net investment income will be reinvested at the Fund’s NAV (unless you elect to receive distributions in cash) as of the last day of the period with respect to which the distribution is paid. D istribution of capital gain will be reinvested at the NAV of the applicable Fund (unless you elect to receive distributions in cash) on the payment date for the distribution. Cash payments may be made more than seven days following the date on which distributions would otherwise be reinvested.

TAXATION

The tax information set forth in the Prospectus and in this section relates solely to federal income tax law and assumes that the Fund qualifies for treatment as a regulated investment company under the law (as discussed below).  Such information is only a summary of certain key federal income tax considerations affecting the Fund and its shareholders and is in addition to the information provided in the Prospectus.  No attempt has been made to present a complete explanation of the federal tax treatment of the Fund or the tax implications to shareholders.  The discussions here and in the Prospectus are not intended as substitutes for careful tax planning.

This “Taxation” section is based on the Code in effect on the date hereof.  Future legislative or administrative changes or court decisions may significantly change the tax rules applicable to the Fund and its shareholders.  Any of these changes or court decisions may have a retroactive effect.

All investors should consult their own tax advis o s as to the f ederal, state, local and foreign tax provisions applicable to them.

A.	Qualification for Treatment as a Regulated Investment Company

The Fund intends, for each taxable year, to qualify for treatment as a “regulated investment company” under the Code.  This qualification does not involve governmental supervision of management or investment practices or policies of the Fund.

The tax year end of the Fund is June 30.

Meaning of Qualification

As a regulated investment company, the Fund will not be subject to federal income tax on the portion of its investment company taxable income (that is, interest, dividends, the excess of net short-term capital gains over net long-term capital losses and other taxable ordinary income, net of expenses) and net capital gain (that is, the excess of net long-term capital gains over net short-term capital losses) that it distributes to shareholders.  To continue to qualify for that treatment, the Fund must satisfy the following requirements:

•
The Fund must distribute at least 90% of its investment company taxable income each tax year (certain distributions made by the Fund after the close of its taxable year are considered distributions attributable to the previous tax year for purposes of satisfying this requirement).

•
The Fund must derive at least 90% of its gross income each taxable year from (1) dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, foreign securities or foreign currencies, or other income (including gains from options, futures and forward contracts) derived from its business of investing in securities or those currencies and (2) net income from an interest in a qualified publicly traded partnership (“QPTP”).

•
The Fund must satisfy the following asset diversification test at the close of each quarter of the Fund’s taxable year: (1) at least 50% of the value of the Fund’s assets must consist of cash, cash items, U.S. Government Securities, securities of other regulated investment companies, and securities of other issuers (as to which the Fund has not invested more than 5% of the value of total assets in securities of the issuer and as to which the Fund does not hold more than 10% of the outstanding voting securities of the issuer, equity securities of a QPTP being considered voting securities for these purposes ); and (2) no more than 25% of the value of the Fund’s total assets may be invested in (a) the securities of any one issuer (other than Government Securities and securities of other regulated investment companies), (b) the securities (other than the securities of other regulated investment companies) of  two or more issuers that the Fund controls and that are engaged in the same,  similar or related trades or businesses, or (c) the securities of one or more QPTPs.

Failure to Qualify

If for any tax year the Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to the shareholders as ordinary income to the extent of the Fund’s current and accumulated earnings and profits.

Failure to qualify as a regulated investment company would thus have a negative impact on the Fund’s income and performance.  It is possible that the Fund will not qualify as a regulated investment company in any given tax year.

B.	Fund Distributions

The Fund anticipates distributing substantially all of its investment company taxable income for each tax year.  These distributions are taxable to you as ordinary income.  A portion of these distributions may qualify for the 70% dividends-received deduction for corporate shareholders.

A portion of the Fund’s distributions may be treated as “qualified dividend income,” taxable to individuals at a maximum federal tax rate of 15% (0% for individuals in lower tax brackets) if paid on or before December 31, 2010.  A distribution is treated as qualified dividend income by a shareholder to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met.  To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.  The Fund’s distributions of dividends that it received from REITs generally do not constitute “qualified dividend income.”

The Fund anticipates distributing substantially all of its net capital gain for each taxable year.  These distributions generally are made only once a year, usually in December, but the Fund may make additional distributions of net capital gain at any time during the year.  These distributions are taxable to you as long-term capital gain, regardless of how long you have held shares.  These distributions do not qualify for the dividends-received deduction or as qualified dividend income.

The Fund may have capital loss carryovers (unutilized capital losses from prior years).  These capital loss carryovers (which can be used for up to eight years) may be used to offset any current capital gain (whether short- or long-term).  All capital loss carryovers are listed in the Fund’s financial statements. Any such losses may not be carried back.

Distributions by the Fund that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital.  Return of capital distributions reduce your tax basis in your shares and are treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

Each distribution by the Fund will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund (or of another fund).  If you receive distributions in the form of additional shares, you will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

When you purchase shares their NAV may reflect undistributed net investment income or recognized net capital gain, or unrealized appreciation in the value of the assets of the Fund. A distribution of these amounts is taxable to you in the manner described above, although the distribution economically constitutes a return of capital to you.

Ordinarily, you are required to take distributions by the Fund into income in the year in which they are made.  A distribution declared in October, November or December of any year and payable to shareholders of record on a specified date in those months, however, is deemed to be paid by the Fund and received by you on December 31 of that year if the distribution is paid by the Fund in January of the following year.

The Fund in which you invest will send you information annually as to the federal income tax consequences of distributions made (or deemed made) during the year.

C.	Certain Tax Rules Applicable to the Fund’s Transactions

For federal income tax purposes, w hen put and call options purchased by the Fund expire unexercised, the premiums paid by the Fund give rise to short- term or long-term capital losses at the time of expiration (depending on the length of the respective exercise periods for the options). When put and call options written by the Fund expire unexercised, the premiums received by the Fund give rise to short-term capital gains at the time of expiration. When the Fund exercises a call, the purchase price of the underlying security is increased by the amount of the premium paid by the Fund. When the Fund exercises a put, the proceeds from the sale of the underlying security are decreased by the premium paid. When a put or call written by the Fund is exercised, the purchase price (selling price in the case of a call) of the underlying security is decreased (increased in the case of a call) for tax purposes by the premium received.

Certain listed options, regulated futures contracts and foreign currency contracts are considered “Section 1256 contracts” for federal income tax purposes.  Section 1256 contracts held by the Fund at the end of each tax year are “marked to market” and treated for federal income tax purposes as though sold for fair market value on the last business day of the tax year.  Gains or losses realized by the Fund on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses.  The Fund can elect to exempt its Section 1256 contracts that are part of a “mixed straddle” (as described below) from the application of Section 1256 of the Code.

Any option, futures contract, forward contract or other position entered into or held by the Fund in conjunction with any other position held by that Fund may constitute a “straddle” for federal income tax purposes.  A straddle of which at least one, but not all, the positions are Section 1256 contracts, may constitute a “mixed straddle.”  In general, straddles are subject to certain rules that may affect the amount, character and timing of the Fund’s gains and losses with respect to straddle positions by requiring, among other things, that:  (1) any loss realized on disposition of one position of a straddle may not be recognized to the extent that the Fund has unrealized gains with respect to the other position in such straddle; (2) the Fund’s holding period in straddle positions be suspended while the straddle exists (possibly resulting in a gain being treated as short-term capital gain rather than long-term capital gain); (3) the losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are non-Section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (4) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (5) the deduction of interest and carrying charges attributable to certain straddle positions may be deferred.  Various elections are available to the Fund, which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.  In general, the straddle rules described above do not apply to any straddles held by the Fund if all of the offsetting positions consist of Section 1256 contracts.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities are treated as ordinary income or ordinary loss.  Similarly, gains or losses from the disposition of foreign currencies, from the disposition of debt securities denominated in a foreign currency, or from the disposition of a forward contract denominated in a foreign currency which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss.  These gains or losses  increase or decrease the amount of the Fund’s investment company taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of that Fund’s net capital gain.

If the Fund owns shares in a foreign corporation that constitutes a “passive foreign investment company” (a “PFIC”) for federal income tax purposes and the Fund does not elect to treat the foreign corporation as a “qualified electing fund” within the meaning of the Code, the Fund may be subject to U.S.  federal income taxation on a portion of any “excess distribution” it receives from the PFIC or any gain it derives from the disposition of such shares, even if such income is distributed as a taxable dividend by that Fund to its shareholders.  The Fund may also be subject to additional interest charges in respect of deferred taxes arising from such distributions or gains.  Any tax paid by the Fund as a result of its ownership of shares in a PFIC will not give rise to any deduction or credit to that Fund or to any shareholder.  A PFIC means any foreign corporation (with certain exceptions) if, for the taxable year involved, either (1) it derives at least 75% of its gross income from “passive income” (including interest, dividends, royalties, rents and annuities) or (2) on average, at least 50% of the value (or adjusted tax basis, if elected) of the assets held by the corporation produce “passive income.”  The Fund could elect to “mark-to- market” stock in a PFIC.  Under such an election, the Fund would include in gross income (and treat as ordinary income) each taxable year an amount equal to the excess, if any, of the fair market value of the PFIC stock as of the close of the taxable year over the Fund’s adjusted basis in the PFIC stock.  The Fund would be allowed a deduction for the excess, if any, of the adjusted basis of the PFIC stock over the fair market value of the PFIC stock as of the close of the taxable year, but only to the extent of any net mark-to-market gains included by that Fund for prior taxable years.  The Fund’s adjusted basis in the PFIC stock would be adjusted to reflect the amounts included in, or deducted from, income under this election.  Amounts included in income pursuant to this election, as well as gain realized on the sale or other disposition of the PFIC stock, would be treated as ordinary income.  The deductible portion of any mark-to-market loss, as well as loss realized on the sale or other disposition of the PFIC stock to the extent that such loss does not exceed the net mark-to-market gains previously included by the Fund, would be treated as ordinary loss.  The Fund generally would not be subject to the deferred tax and interest charge provisions discussed above with respect to PFIC stock for which a mark-to-market election has been made.  If the Fund purchases shares in a PFIC and that Fund does elect to treat the foreign corporation as a “qualified electing fund” under the Code, that Fund may be required to include in its income each year a portion of the ordinary income and net capital gains of the foreign corporation, even if this income is not distributed to that Fund. Any such income would be subject to the 90% distribution requirement described above and calendar year distribution requirement described below.

D.	Federal Excise Tax

A 4% non-deductible excise tax is imposed on a regulated investment company that fails to distribute in each calendar year an amount equal to the sum of: (1) 98% of its ordinary taxable income for the calendar year plus (2) 98% of its capital gain net income for the one-year period ended on October 31 of the calendar year. The balance of the Fund’s income must be distributed during the next calendar year. The Fund will be treated as having distributed any amount on which it is subject to income tax for any taxable year ending in the calendar year.

For purposes of calculating the excise tax, the Fund: (1) reduces its capital gain net income (but not below its net capital gain) by the amount of any net ordinary loss for the calendar year; and (2) excludes foreign currency gains and losses incurred after October 31 of any year in determining the amount of ordinary taxable income for the current calendar year. The Fund will include foreign currency gains and losses incurred after October 31 in determining ordinary income for the succeeding calendar year.

The Fund intends to make sufficient distributions of its taxable income and capital gain net income prior to the end of each calendar year to avoid liability for the excise tax. Investors should note, however, that the Fund might in certain circumstances be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

E .	Redemption of Shares

In general, you will recognize gain or loss on the redemption of shares of the Fund in an amount equal to the difference between the proceeds of the redemption and your adjusted tax basis in the shares.  All or a portion of any loss so recognized may be disallowed if you purchase the Fund’s shares (for example, by reinvesting dividends) within 30 days before or after the redemption (a so called “wash sale”).  If disallowed, the loss will be reflected in an upward adjustment to the basis of the shares purchased.  In general, any gain or loss arising from the sale, exchange or redemption of shares of the Fund will be considered capital gain or loss and will be long-term capital gain or loss if the shares were held for longer than one year.  Any capital loss arising from the redemption of shares held for six months or less, however, will be treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares.  In determining the holding period of such shares for this purpose, any period during which your risk of loss is offset by means of options, short sales or similar transactions is not counted. Capital losses in any year are deductible only to the extent of capital gains plus, in the case of a non-corporate taxpayer, $3,000 of ordinary income .

F.	Backup Withholding

The Fund will be required in certain cases to withhold and remit to the U.S. Treasury 28% of distributions (31% after 2010), and, in the case of failure described in clause (1) below, the proceeds of redemptions of shares (regardless of whether you realize a gain or a loss) otherwise payable to you if you: (1) have failed to provide a correct taxpayer identification number; (2) are subject to backup withholding by the IRS for failure to report the receipt of interest or dividend income properly; or (3) have failed to certify to the Fund that it is not subject to backup withholding or that it is a corporation or other “exempt recipient.” Backup withholding is not an additional tax; rather any amounts so withheld may be credited against a shareholder’s federal income tax liability or refunded.

G .	State and Local Taxes

The tax rules of the various states of the United States and their local jurisdictions with respect to an investment in the Fund can differ from the f ederal income taxation rules described above. These state and local rules are not discussed herein. You are urged to consult your tax advis o r as to the consequences of state and local tax rules with respect to an investment in the Fund.

H .	Foreign Income Tax

Investment income received by the Fund from sources within foreign countries and gains it realizes on the disposition of foreign securities may be subject to foreign income taxes withheld at the source. The United States has entered into tax treaties with many foreign countries that may entitle the Fund to a reduced rate of such taxes or exemption from taxes on such income. It is impossible to know the effective rate of foreign tax in advance, since the amount of the Fund’s assets to be invested within various countries cannot be determined. If more than 50% of the value of the Fund’s total assets at the close of its taxable year consists of stocks or securities of foreign corporations, th at Fund will be eligible and intends to file an election with the Internal Revenue Service to pass through to its shareholders the amount of foreign taxes paid by th at Fund. However, there can be no assurance that the Fund will be able to do so. Pursuant to this election, you will be required to (1) include in gross income (in addition to taxable dividends actually received) your pro rata share of foreign taxes paid by the Fund, (2) treat your pro rata share of such foreign taxes as having been paid by you and (3) either deduct such pro rata share of foreign taxes in computing your taxable income or treat such foreign taxes as a credit against f ederal income tax es . You may be subject to rules which limit or reduce your ability to fully deduct, or claim a credit for, your pro rata share of the foreign taxes paid by that Fund in which you invest .

OTHER MATTERS

A.	The Trust and Its Shareholders

General Information.   The Fund is a separate series of the Trust.  The Trust is an open-end investment management company organized under Delaware law as a statutory trust on August 29, 1995.  On January 5, 1996, the Trust succeeded to the assets and liabilities of Forum Funds, Inc. The Trust’s Trust Instrument permits the Trust to offer separate series (“funds”) of shares of beneficial interest (“shares”).  The Trust reserves the right to create and issue shares of additional funds.  The Trust and each fund will continue indefinitely until terminated.  Each fund is a separate mutual fund, and each share of each fund represents an equal proportionate interest in that fund.  All consideration received by the Trust for shares of any fund and all assets of such fund belong solely to that fund and would be subject to liabilities related thereto.  The other funds of the Trust are described in one or more separate Statements of Additional Information.

Shareholder Voting and Other Rights.  Each share of a fund and each class of shares has equal dividend, distribution, liquidation and voting rights.  Fractional shares have those rights proportionately, except that expenses related to the distribution of the shares of each fund or class (and certain other expenses such as transfer agency, shareholder service and administration expenses) are borne solely by those shares.  Each fund or class votes separately with respect to the provisions of any Rule 12b-1 plan which pertains to the fund or class and other matters for which separate fund or class voting is appropriate under applicable law.  Generally, shares will be voted separately by each fund except if: (1) the 1940 Act requires shares to be voted in the aggregate and not by individual funds; and (2) when the Trustees determine that the matter affects more than one fund and all affected funds must vote.  The Trustees may also determine that a matter only affects certain funds or classes of the Trust and thus only those funds or classes are entitled to vote on the matter.  Delaware law does not require the Trust to hold annual meetings of shareholders, and it is anticipated that shareholder meetings will be held only when specifically required by federal or state law.  There are no conversion or preemptive rights in connection with shares of the Trust.

All shares, when issued in accordance with the terms of the offering, will be fully paid and non-assessable.

A shareholder in a fund is entitled to the shareholder’s pro rata share of all distributions arising from that fund’s assets and, upon redeeming shares, will receive the portion of the fund’s net assets represented by the redeemed shares.

Shareholders representing 10% or more of the Trust’s (or a fund’s) shares may, as set forth in the Trust Instrument, call meetings of the Trust (or fund) for any purpose related to the Trust (or fund), including, in the case of a meeting of the Trust, the purpose of voting on removal of one or more Trustees.

Termination or Reorganization of Trust or Its Series.  The Trustees, may, without prior shareholder approval, change the form of organization of the Trust by merger, consolidation or incorporation, so long as the surviving entity is an open-end management investment company.  Under the Trust Instrument, the Trustees may also, without shareholder vote, sell and convey all or substantially all of the assets of the Trust to another trust, partnership, association or corporation, or cause the Trust to incorporate in the State of Delaware, so long as the surviving entity is an open-end, management investment company that will succeed to or assume the Trust’s registration statement.

Under the Trust Instrument, the Trustees may sell or convey the assets of a fund or reorganize such fund into another investment company registered under the 1940 Act without a shareholder vote.

B.	Fund Ownership

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund.  A control person is a shareholder that owns beneficially or through controlled companies more than 25% of the voting securities of a company or acknowledges the existence of control.  Shareholders owning voting securities in excess of 25% may determine the outcome of any matter affecting and voted on by shareholders of the Fund.

As of October 5, 2010 , the officers and trustees of the Trust, as a group, owned less than 1% of the outstanding shares of beneficial interest of the Fund.

As of September 30, 2010 , certain shareholders of record owned 5% or more of a class of shares of the Fund. Shareholders known by the Fund to own beneficially 5% or more of a class of shares of the Fund are listed in Table 7 in Appendix B.

From time to time, certain shareholders may own a large percentage of the shares of the Fund. Accordingly, those shareholders may be able to greatly affect (if not determine) the outcome of a shareholder vote. As of September 30, 2010 , no shareholders were deemed to control the Fund. “Control” for this purpose is the ownership of 25% or more of the Fund’s voting securities.

C.	Limitations on Shareholders’ and Trustees’ Liability

Delaware law provides that the Fund ’s shareholders are entitled to the same limitations of personal liability extended to stockholders of private corporations for profit.   In addition, the Trust’s Trust Instrument contains an express disclaimer of shareholder liability for the debts, liabilities, obligations and expenses of the Trust. The Trust’s Trust Instrument provides for indemnification out of each fund ’ s property of any shareholder or former shareholder held personally liable for the obligations of the fund . The Trust Instrument also provides that the Trust, on behalf of a fund, shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which Delaware law does not apply, no contractual limitation of liability was in effect and the portfolio is unable to meet its obligations.

The Trust Instrument provides that the Trustees shall not be liable to any person other than the Trust and its shareholders.  In addition, the Trust Instrument provides that the Trustees shall not be liable for any conduct or omission in his capacity as Trustee, provided that a Trustee is not protected against any liability to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

D.	Proxy Voting Procedures

Copies of the proxy voting procedures of the Trust and Adviser are included in Appendix C , respectively . Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available (1) without charge, upon request, by contacting the transfer agent at (866) 233-3368 and (2) on the SEC’s website at www.sec.gov.

E.	Code of Ethics

The Trust, the Adviser and the Distributor have each adopted a code of ethics under Rule 17j-1 of the 1940 Act which are designed to eliminate conflicts of interest between the Fund and personnel of the Trust, the Adviser and the Distributor. The codes permit such personnel to invest in securities, including securities that may be purchased or held by the Fund, subject to certain limitations.

F.	Registration Statement

This SAI and the Prospectus do not contain all the information included in the Trust’s registration statement filed with the SEC under the 1933 Act with respect to the securities offered hereby. The registration statement, including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained herein and in the Prospectus as to the contents of any contract or other documents are not necessarily complete and, in each instance, are qualified by reference to the copy of such contract or other documents filed as exhibits to the registration statement.

G.	Financial Statements

The Fund’s Financial Statements and Financial Highlights for the Fund’s fiscal year ended June 30, 2010 , are incorporated by reference into this SAI from the Fund’s Annual Report to shareholders . The Financial Statements and Financial Highlights for the fiscal year ended June 30, 2010 , have been audited by BBD , an independent registered public accounting firm, as stated in its report, which is incorporated herein by reference, and have been so incorporated in reliance upon reports of such firm, given upon its authority as an expert in accounting and auditing.

APPENDIX A – DESCRIPTION OF SECURITIES RATINGS

Corporate and Municipal Long-Term Bond Ratings

Standard & Poor’s (“S&P”) Corporate and Municipal Long-Term Bond Ratings:

The following descriptions of S&P’s long-term corporate and municipal bond ratings have been published by Standard & Poor’s Financial Service LLC.

AAA - An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA  - An obligation rated ‘AA’ differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A - An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB - An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C - Obligations rated ‘BB’, ‘B’, ‘CCC’, ‘CC’, and ‘C’ are regarded as having significant speculative characteristics. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

BB - An obligation rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B - An obligation rated ‘B’ is more vulnerable to nonpayment than obligations rated ‘BB’, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC - An obligation rated ‘CCC’ is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC - An obligation rated ‘CC’ is currently highly vulnerable to nonpayment.

C - A ‘C’ rating is assigned to obligations that are currently highly vulnerable to nonpayment, obligations that have payment arrearages allowed by the terms of the documents, or obligations of an issuer that is the subject of a bankruptcy petition or similar action which have not experienced a payment default. Among others, the ‘C’ rating may be assigned to subordinated debt, preferred stock or other obligations on which cash payments have been suspended in accordance with the instrument’s terms or when preferred stock is the subject of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

D - An obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation, including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized. An obligation's rating is lowered to 'D' upon completion of a distressed exchange offer, whereby some or all of the issue is either repurchased for an amount of cash or replaced by other instruments having a total value that is less than par.

Plus (+) or Minus (-) - The ratings from ‘AA’ to ‘CCC’ may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories.

NR - This indicates that no rating has been requested, that there is insufficient information on which to base a rating, or that Standard & Poor’s does not rate a particular obligation as a matter of policy.

Moody’s Investors Service, Inc. (“Moody’s”) Long-Term Corporate Bond Ratings:

The following descriptions of Moody’s long-term corporate bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Obligations rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa - Obligations rated Aa are judged to be of high quality and are subject to very low credit risk.

A - Obligations rated A are considered upper-medium grade and are subject to low credit risk.

Baa - Obligations rated Baa are subject to moderate credit risk. They are considered medium-grade and as such may possess certain speculative characteristics.

Ba - Obligations rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B - Obligations rated B are considered speculative and are subject to high credit risk.

Caa - Obligations rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca - Obligations rated Ca are highly speculative and are likely in, or very near, default, with some prospect of recovery of principal and interest.

C - Obligations rated C are the lowest rated class of bonds and are typically in default, with little prospect for recovery of principal or interest.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating classification from Aa through Caa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Moody’s U.S. Municipal Long-Term Bond Ratings:

The following descriptions of Moody’s long-term municipal bond ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

Aaa - Issuers or issues rated Aaa demonstrate the strongest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Aa - Issuers or issues rated Aa demonstrate very strong creditworthiness relative to other US municipal or tax-exempt issuers or issues.

A - Issuers or issues rated A present above-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Baa - Issuers or issues rated Baa represent average creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Ba - Issuers or issues rated Ba demonstrate below-average creditworthiness relative to other US municipal or tax-exempt issuers or issues.

B - Issuers or issues rated B demonstrate weak creditworthiness relative to other US municipal or tax- exempt issuers or issues.

Caa - Issuers or issues rated Caa demonstrate very weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Ca - Issuers or issues rated Ca demonstrate extremely weak creditworthiness relative to other US municipal or tax-exempt issuers or issues.

C - Issuers or issues rated C demonstrate the weakest creditworthiness relative to other US municipal or tax-exempt issuers or issues.

Modifiers: Moody’s appends numerical modifiers 1, 2, and 3 to each generic rating category from Aa through Caa. The modifier 1 indicates that the issuer or obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Fitch Ratings’ (“Fitch”) Corporate Bond Ratings:

The following descriptions of Fitch’s long-term corporate bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low credit risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low credit risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to credit risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B - Highly speculative. ‘B’ ratings indicate that material credit risk is present. For performing obligations, default risk is commensurate with the issuer being rated with an Issuer Default Risk (“IDR”) in the ranges ‘BB’ to ‘C’. For issuers with an IDR below ‘B’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘B’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have extremely high recovery rates consistent with a Recovery Rating of ‘RR1’ (outstanding recovery prospects given default).

CCC - Substantial credit risk. ‘CCC’ ratings indicate that substantial credit risk is present. For performing obligations, default risk is commensurate with an IDR in the ranges 'B' to 'C'.  For issuers with an IDR below 'CCC', the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above 'CCC', the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a superior recovery rate consistent with a Recovery Rating of 'RR2' (superior recovery prospects given default).

CC - Very high levels of credit risk. ‘CC’ ratings indicate very high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. For issuers with an IDR below ‘CC’, the overall credit risk of this obligation is moderated by the expected level of recoveries should a default occur. For issuers with an IDR above ‘CC’, the overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, but the rated obligation is expected to have a good recovery rate consistent with a Recovery Rating of ‘RR3’ (good recovery prospects given default).

C - Exceptionally high levels of credit risk. ‘C’ indicates exceptionally high levels of credit risk. For performing obligations, default risk is commensurate with an IDR in the ranges ‘B’ to ‘C’. The overall credit risk of this obligation is exacerbated by the expected low level of recoveries should a default occur. For non-performing obligations, the obligation or issuer is in default, or has deferred payment, and the rated obligation is expected to have an average, below-average or poor recovery rate consistent with a Recovery Rating of ‘RR4’ (average recovery prospects given default), 'RR5' (below average recovery prospects given default) or ‘RR6’ (poor recovery prospects given default).

Defaulted obligations typically are not assigned ‘D’ ratings, but are instead rated in the ‘B’ to ‘C’ rating categories, depending upon their recovery prospects and other relevant characteristics. This approach better aligns obligations that have comparable overall expected loss but varying vulnerability to default and loss.

Plus (+) or Minus (-) The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ obligation rating category, or to corporate finance obligation ratings in the categories below ‘B’.

The terms "investment grade" and "speculative grade" have established themselves over time as shorthand to describe the categories 'AAA' to 'BBB' (investment grade) and ‘BB’ to ‘D’ (speculative grade). The terms "investment grade" and "speculative grade" are market conventions, and do not imply any recommendation or endorsement of a specific security for investment purposes. "Investment grade" categories indicate relatively low to moderate credit risk, while ratings in the "speculative" categories either signal a higher level of credit risk or that a default has already occurred.

Fitch’s Municipal Bond Long-Term Ratings:

The following descriptions of Fitch’s long-term municipal bond ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

AAA – Highest credit quality. ‘AAA’ ratings denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA - Very high credit quality. ‘AA’ ratings denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A - High credit quality. ‘A’ ratings denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB - Good credit quality. ‘BBB’ ratings indicate that expectations of credit risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB - Speculative. ‘BB’ ratings indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial alternatives may be available to allow financial commitments to be met.

B: Highly speculative. ‘B’ ratings indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC - Substantial credit risk. ‘CCC’ ratings indicate that default is a real possibility.

CC - Very high levels of credit risk. ‘CC’ ratings indicate default of some kind appears probable.

C - Exceptionally high levels of credit risk. ‘C’ ratings indicate default appears imminent or inevitable.

D –Default. ‘D’ ratings indicate a default. Default generally is defined as one of the following: failure to make payment of principal and/or interest under the contractual terms of the rated obligation;the bankruptcy filings, administration, receivership, liquidation or other winding-up or cessation of the business of an issuer/obligor; or the coercive exchange of an obligation, where creditors were offered securities with diminished structural or economic terms compared with the existing obligation.

Structured Finance Defaults – “Imminent” default, categorized under ‘C’, typically refers to the occasion where a payment default has been intimated by the issuer, and is all but inevitable. This may, for example, be where an issuer has missed a scheduled payment, but (as is typical) has a grace period during which it may cure the payment default. Another alternative would be where an issuer has formally announced a coercive debt exchange, but the date of the exchange still lies several days or weeks in the immediate future.

Additionally, in structured finance transactions, where analysis indicates that an instrument is irrevocably impaired such that it is not expected to pay interest and/or principal in full in accordance with the terms of the obligation's documentation during the life of the transaction, but where no payment default in accordance with the terms of the documentation is imminent, the obligation will typically be rated in the ‘C’ category.

Structured Finance Writedowns - Where an instrument has experienced an involuntary and, in the agency's opinion, irreversible “writedown” of principal (i.e. other than through amortization, and resulting in a loss to the investor), a credit rating of ‘D’ will be assigned to the instrument. Where the agency believes the “writedown” may prove to be temporary (and the loss may be "written up" again in future if and when performance improves), then a credit rating of ‘C’ will typically be assigned. Should the “writedown” then later be reversed, the credit rating will be raised to an appropriate level for that instrument. Should the “writedown” later be deemed as irreversible, the credit rating will be lowered to ‘D’.

Notes: In the case of structured and project finance, while the ratings do not address the loss severity given default of the rated liability, loss severity assumptions on the underlying assets are nonetheless typically included as part of the analysis. Loss severity assumptions are used to derive pool cash flows available to service the rated liability.

In the case of public finance, the ratings also do not address the loss given default of the rated liability, focusing instead on the vulnerability to default of the rated liability.

Plus (+) or Minus (-) - The modifiers “+” or “-”may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-Term Rating category, or to Long-Term Rating categories below ‘B’.

Municipal Short-Term Bond Ratings

S&P’s Municipal Short-Term Bond Ratings:

The following descriptions of S&P’s short-term municipal ratings have been published by Standard & Poor’s Financial Service LLC.

SP-1 - Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 - Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 - Speculative capacity to pay principal and interest.

Moody’s Short-Term Ratings:

The following descriptions of Moody’s short-term ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

MIG 1 - This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 - This designation denotes strong credit quality. Margins of protection are ample, although not as large as in the preceding group.

MIG 3 - This designation denotes acceptable credit quality. Liquidity and cash-flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG - This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Fitch’s Short-Term Ratings:

The following descriptions of Fitch’s short-term ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1: Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3: Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B: Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C: High short-term default risk. Default is a real possibility.

RD: Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D: Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

Commercial Paper Ratings

S&P’s Commercial Paper Ratings:

The following descriptions of S&P’s commercial paper ratings have been published by Standard & Poor’s Financial Service LLC.

A-1 - A short-term obligation rated ‘A-1’ is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 - A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 - A short-term obligation rated ‘A-3’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B - A short-term obligation rated ‘B’ is regarded as having significant speculative characteristics. Ratings of ‘B-1’, ‘B-2’, and ‘B-3’ may be assigned to indicate finer distinctions within the ‘B’ category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B-1 - A short-term obligation rated ‘B-1’ is regarded as having significant speculative characteristics, but the obligor has a relatively stronger capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-2 - A short-term obligation rated ‘B-2’ is regarded as having significant speculative characteristics, and the obligor has an average speculative-grade capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

B-3 - A short-term obligation rated ‘B-3’ is regarded as having significant speculative characteristics, and the obligor has a relatively weaker capacity to meet its financial commitments over the short-term compared to other speculative-grade obligors.

C - A short-term obligation rated ‘C’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D - A short-term obligation rated ‘D’ is in payment default. The ‘D’ rating category is used when payments on an obligation , including a regulatory capital instrument, are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Dual Ratings – S&P assigns “dual” ratings to all debt issues that have a put option or demand feature as part of their structure. The first rating addresses the likelihood of repayment of principal and interest as due, and the second rating addresses only the demand feature. The long-term rating symbols are used for bonds to denote the long-term maturity and the short-term rating symbols for the put option (for example, ‘AAA/A-1+’). With U.S. municipal short-term demand debt, note rating symbols are used with the short-term issue credit rating symbols (for example, ‘SP-1+/A-1+’).

Moody’s Commercial Paper Ratings:

The following descriptions of Moody’s commercial paper ratings have been published by Moody's Investors Service, Inc. and Moody’s Analytics Inc.

P-1 - Issuers (or supporting institutions) rated Prime-1 have a superior ability to repay short-term debt obligations.

P-2 - Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 - Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

NP - Issuers (or supporting institutions) rated Not Prime do not fall within any of the Prime rating categories.

Note: Canadian issuers rated P-1 or P-2 have their short-term ratings enhanced by the senior-most long-term rating of the issuer, its guarantor or support-provider.

Fitch’s Commercial Paper Ratings:

The following descriptions of Fitch’s commercial paper ratings have been published by Fitch Inc. and Fitch Ratings Ltd.

F1 - Highest short-term credit quality. Indicates the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 - Good short-term credit quality. Good intrinsic capacity for timely payment of financial commitments.

F3 - Fair short-term credit quality. The intrinsic capacity for timely payment of financial commitments is adequate.

B – Speculative short-term credit quality. Minimal capacity for timely payment of financial commitments, plus heightened vulnerability to near term adverse changes in financial and economic conditions.

C - High short-term default risk. Default is a real possibility.

RD – Restricted default. Indicates an entity that has defaulted on one or more of its financial commitments, although it continues to meet other financial obligations. Applicable to entity ratings only.

D –Default. Indicates a broad-based default event for an entity, or the default of a specific short-term obligation.

The modifiers “+” or “-” may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ Long-term rating category, to categories below ‘CCC’, or to Short-term ratings other than ‘F1’. (The +/- modifiers are only used to denote issues within the CCC category, whereas issuers are only rated CCC without the use of modifiers.)

APPENDIX B – MISCELLANEOUS TABLES

Table 1 – Investment Advisory Fees
The following table shows the dollar amount of advisory fees accrued by the Fund, the amount of the fee reduction or expense reimbursement, if any, by the Adviser, and the actual fees received by the Adviser. The data is for the past three fiscal years.

Fees Received	Advisory Fees	Advisory Fees Waived	Advisory Fees Received
Year ended June 30, 2010	$1,304,196	$204,148	$1,100,048
Year ended June 30, 2009	$1,507,732	$234,053	$1,273,679
Year ended June 30, 2008	$2,448,664	$95,281	$2,353,383

Table 2 – Compliance Fees
The following table shows the dollar amount of fees payable to Foreside Compliance Services (“FCS”), the Fund’s prior provider of compliance services, and Atlantic, the amount of fee that was waived by FCS and Atlantic, if any, and the actual fees received by FCS and Atlantic. The data is for the past three fiscal years.

Fees Received	Compliance Fees	Compliance Fees Waived	Compliance Fees Received
Year ended June 30, 2010	$40,832	$15,54 1	$25,29 1
Year ended June 30, 2009	$41,236	$5,097	$36,139
Year ended June 30, 2008	$47,410	$0	$47,410

Table 3 – Administration Fees
The following table shows the dollar amount of administration/ fund service fees payable to Citi, the Fund’s prior administrator, and Atlantic, with respect to the Fund, the amount of fee that was waived by Citi and Atlantic, if any, and the actual fee received by Citi and Atlantic. Fund service fees include fees for administration, transfer agency and accounting services. The data is for the past three fiscal years.

Fees Received	Administration Fees	Administration Fees Waived	Administration Fees Received
Year ended June 30, 2010	$156,503	$0	$156,503
Year ended June 30, 2009	$171,454	$0	$171,454
Year ended June 30, 2008	$251,524	$0	$251,524

Table 4 – Commissions
The following table shows the aggregate brokerage commissions of the Fund as well as the aggregate commissions paid to any affiliates of the Fund or the Adviser. The data is for the past three fiscal years.

Fees Received	Total Brokerage Commissions ($)	Total Brokerage Commissions ($) Paid to an Affiliate of the Fund, Adviser or Distributor	% of Brokerage Commissions Paid to an Affiliate of the Fund, Adviser or Distributor	% of Transactions Executed by an Affiliate of the Fund, Advisor or Distributor
Year ended June 30, 2010	$35,031	$0	0%	0%
Year ended June 30, 2009	$133,288	$0	0%	0%
Year ended June 30, 2008	$226,587	$0	0%	0%

B-1

Table 5 - Directed Brokerage
The following table lists each broker to whom the Fund directed brokerage in return for research services, the amount of transactions so directed and the amount of commissions generated therefrom.

Year ended June 30, 2010 Broker	Amount Directed	Amount of Commissions Generated
ITG, Inc.	$24,305,749	$16,835
William Blair & Company, L.L.C.	$5,091,649	$6,709
Robert W. Baird & Co. Inc.	$3,465,614	$4,312
Stephens, Inc.	$1,275,211	$4,000
INTERSTATE	$614,942	$1,400
BB&T Investment Services, Inc.	$500,367	$600
Raymond James & Associates Inc.	$445,847	$575
Janney Montgomery Scott, LLC	$132,029	$275
BNY Brokerage, Inc.	$61,379	$150
Signal Hill	$183,000	$125
Soliel Group	$51,652	$50

Table 6 – Securities of Regular Brokers or Dealers
The following table lists the regular brokers and dealers of the Fund whose securities (or the securities of the parent company) were acquired during the past fiscal year and the aggregate value of the Fund’s holdings of those securities as of the Fund’s fiscal year ended June 30, 2010.

Regular Broker or Dealer	Value Held
None	N/A

Table 7– 5% Shareholders
The following table lists: (1) the persons who owned of record 5% or more of the outstanding shares of a class of shares of the Fund; and (2) any person known by the Fund to own beneficially 5% or more of a class of shares of the Fund, as of September 30, 2010 .

Name and Address	% of Fund
Charles Schwab & Co Inc Special Custody Account FBO Customers Attn Mutual Funds 101 Montgomery St San Francisco, CA 94101	7.35%

B-2

APPENDIX C – PROXY VOTING PROCEDURES

FORUM FUNDS
POLICIES AND PROCEDURES FOR SHAREHOLDER VOTING

July 31, 2003
As Amended September 14, 2004 and December 11, 2009

SECTION 1.  PURPOSE

Shareholders of the various series of Forum Funds (the "Trust") expect the Trust to vote proxies received from issuers whose voting securities are held by a series of the Trust (each a "Fund"). The Trust exercises its voting responsibilities as a fiduciary, with the goal of maximizing the value of the Trust's and its shareholders' investments.

This document describes the Policies and Procedures for Voting Proxies ("Policies") received from issuers whose voting securities are held by each Fund.

SECTION 2.  RESPONSIBILITIES

(A)           Adviser. Pursuant to the investment advisory agreements between the Trust and the investment advisers providing advisory services to the Funds, the Trust has delegated the authority to vote proxies received by a Fund regarding securities contained in its portfolio to its investment adviser (each an "Adviser"). These Policies are to be implemented by each Adviser of each Fund for which it provides advisory services. To the extent that these Policies do not cover potential voting issues with respect to proxies received by a Fund, the Adviser shall act on behalf of the applicable Fund to promote the Fund's investment objectives, subject to the provisions of these Policies.

The Adviser shall periodically inform its employees (i) that they are under an obligation to be aware of the potential for conflicts of interest on the part of the Adviser with respect to voting proxies on behalf of the Funds, both as a result of the employee's personal relationships and due to circumstances that may arise during the conduct of the Adviser's business, and (ii) that employees should bring conflicts of interest of which they become aware to the attention of the management of the Adviser.

The Adviser shall be responsible for coordinating the delivery of proxies by the Fund's custodian to the Adviser or to an agent of the Adviser selected by the Adviser to vote proxies with respect to which the Adviser has such discretion (a "Proxy Voting Service").

(B)           Reporting. The Adviser shall provide periodic reports to the Trust as to the implementation and operation of these Policies and the proxy voting policies and procedures of the Adviser as they relate to the Funds.

SECTION 3.  SCOPE

These Policies summarize the Trust's positions on various issues of concern to investors in issuers of publicly-traded voting securities, and give guidance about how each Adviser should vote the Fund's shares on each issue raised in a proxy statement. These Policies are designed to reflect the types of issues that are typically presented in proxy statements for issuers in which a Fund may invest; they are not meant to cover every possible proxy voting issue that might arise. Accordingly, the specific policies and procedures listed below are not exhaustive and do not address all potential voting issues or the intricacies that may surround specific issues in all cases. For that reason, there may be instances in which votes may vary from these Policies.

SECTION 4.  POLICIES AND PROCEDURES FOR VOTING PROXIES

(A)	General
(1)
Use of Adviser Proxy Voting Guidelines or Proxy Voting Service. If (A) the Adviser has proprietary proxy voting guidelines that it uses for its clients or the Adviser uses a Proxy Voting Service and the Proxy Voting Service has published guidelines for proxy voting; (B) the Trust’s Board of Trustees (the “Board”) has been notified that the Adviser intends to use such Adviser or Proxy Voting Service proxy voting guidelines to vote an applicable Fund’s proxies and has approved such guidelines; and (C) the Adviser’s or Proxy Voting Service’s Guidelines are filed as an exhibit to the applicable Fund’s Registration Statement (each considered “Adviser Guidelines”), then the Adviser may vote, or may delegate to the Proxy Voting Service the responsibility to vote, the Fund’s proxies consistent with such Adviser Guidelines.

(2)	Absence of Proxy Voting Guidelines. In the absence of Adviser Guidelines, the Adviser shall vote the Fund’s proxies consistent with Sections B and C below.

(B)
Routine Matters As the quality and depth of management is a primary factor considered when investing in an issuer, the recommendation of the issuer’s management on any issue will be given substantial weight. The position of the issuer's management will not be supported in any situation where it is determined not to be in the best interests of the Fund's shareholders.

(1) Election of Directors. Proxies should be voted for a management-proposed slate of directors unless there is a contested election of directors or there are other compelling corporate governance reasons for withholding votes for such directors. Management proposals to limit director liability consistent with state laws and director indemnification provisions should be supported because it is important for companies to be able to attract qualified candidates.

(2) Appointment of Auditors. Management recommendations will generally be supported.

(3) Changes in State of Incorporation or Capital Structure. Management recommendations about reincorporation should be supported unless the new jurisdiction in which the issuer is reincorporating has laws that would materially dilute the rights of shareholders of the issuer. Proposals to increase authorized common stock should be examined on a case-by-case basis. If the new shares will be used to implement a poison pill or another form of anti-takeover device, or if the issuance of new shares could excessively dilute the value of outstanding shares upon issuance, then such proposals should be evaluated to determine whether they are in the best interest of the Fund's shareholders.

(C)           Non-Routine Matters

(1) Corporate Restructurings, Mergers and Acquisitions. These proposals should be examined on a case- by-case basis.

(2) Proposals Affecting Shareholder Rights. Proposals that seek to limit shareholder rights, such as the creation of dual classes of stock, generally should not be supported.

(3) Anti-takeover Issues. Measures that impede takeovers or entrench management will be evaluated on a case-by-case basis taking into account the rights of shareholders and the potential effect on the value of the company.

(4) Executive Compensation. Although management recommendations should be given substantial weight, proposals relating to executive compensation plans, including stock option plans, should be examined on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned.

(5) Social and Political Issues. These types of proposals should generally not be supported if they are not supported by management unless they would have a readily-determinable, positive financial effect on shareholder value and would not be burdensome or impose unnecessary or excessive costs on the issuer.

(D)           Conflicts of Interest Each Adviser is responsible for maintaining procedures to identify conflicts of interest and, when applicable, determining the adequacy of a Proxy Voting Service’s procedures to identify conflicts. The Trust recognizes that under certain circumstances an Adviser or Proxy Voting Service may have a conflict of interest in voting proxies on behalf of a Fund advised by the Adviser. A "conflict of interest" includes, for example, any circumstance when the Fund, the Adviser, the principal underwriter, the Proxy Voting Service or one or more of their affiliates (including officers, directors and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict of interest between its own interests and the interests of Fund shareholders in how proxies of that issuer are voted.

If a Proxy Voting Service determines it has a conflict of interest with respect to voting proxies on behalf of the Fund, the Adviser shall vote the proxy in the best interests of the Fund and its shareholders.

If the Adviser determines that it has a conflict of interest with respect to voting proxies on behalf of a Fund, then the Adviser shall contact the Chairman of the Board. In the event that the Chairman determines that he has a conflict of interest, the Chairman shall submit the matter for determination to another member of the Board who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940, as amended. In making a determination, the Chairman will consider the best interests of Fund shareholders and may consider the recommendations of the Adviser or independent third parties that evaluate proxy proposals. The Adviser will vote the proposal according to the determination and maintain records relating to this process.

(E)           Abstention The Trust may abstain from voting proxies in certain circumstances. The Adviser or the Chairman of the Board may determine, for example, that abstaining from voting is appropriate if voting may be unduly burdensome or expensive, or otherwise not in the best economic interest of the Fund's shareholders, such as when foreign proxy issuers impose unreasonable or expensive voting or holding requirements or when the costs to the Fund to effect a vote would be uneconomic relative to the value of the Fund's investment in the issuer.

D.F. DENT AND COMPANY

PROXY VOTING PROCEDURES AND POLICIES
REGARDING DF DENT PREMIER GROWTH FUND

As of October 7, 2010

I. GENERAL STATEMENT

D.F. Dent and Company (Adviser) has discretion to vote the proxies for the majority of its accounts, including the DF Dent Premier Growth Fund (the Fund). Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.  Adviser uses ADP’s Proxy Edge software system for the collection, voting and recordkeeping of proxies for all client accounts for which we have responsibility (i.e., clients who have not assumed proxy voting authority for themselves or have not given such authority to their custodian, broker, consultant, etc.).  To resolve conflicts between the contractual responsibility for proxy voting in our Advisory Agreements with clients and the instructions that we may have received over the years from clients, custodians, brokers, consultants, etc., Adviser undertook in early 2007 to verify, with the help of ProxyEdge, the identity of those clients who affirmatively do not authorize Adviser to vote proxies for them.  In the absence of this verification by ProxyEdge, Adviser will continue to vote proxies for client accounts in order to protect clients’ interests as shareholders.

II. POLICIES AND PROCEDURES FOR VOTING PROXIES

Adviser will vote those proxies in the best interest of its clients and the Fund’s shareholders and in accordance with these procedures and policies.

Since the quality and integrity of management is a primary factor Adviser considers when investing in an issuer, the recommendation of the issuer’s management on any issue, particularly routine issues, will be given substantial weight in deciding how to vote proxies. However, Adviser will not support the position of the issuer’s management in any situation where we determine that the position is not in the best interest of our clients.  The instances in which Adviser may vote against an issuer’s board of directors or “management” proposal will be determined on a case-by-case basis, and Adviser’s Designated Officer, Bruce Kennedy, will document those instances in our Proxy Voting file.

Adviser has listed the following, specific examples of voting decisions for the types of proposals that are frequently presented.  Adviser generally votes according to these guidelines. Adviser may, on occasion, vote otherwise when Adviser believes it to be in the best interest of our clients:

•	Adviser generally supports shareholder proposals to reduce a super-majority vote requirement and opposes management proposals to add a super-majority vote requirement.

•	Adviser generally opposes proposals to create a new class of stock with superior voting rights.

•	Adviser generally opposes proposals to classify a board.

•	Adviser generally supports proposals to eliminate cumulative voting.

•	Adviser generally opposes re-pricing of stock options without shareholder approval.

•	Adviser generally supports proposals to require majority voting for the election of Directors

•	Adviser generally opposes poison pills.

•
Adviser generally reviews proposals for changes in corporate structure such as changes in the state of incorporation or mergers individually.  We generally oppose proposals where management does not offer an appropriate rationale.

•	Adviser generally opposes the elimination of the rights of shareholders to call special meetings.

•	Adviser generally supports management’s proposals regarding the approval of independent auditors.

•
Adviser generally opposes shareholder proposals that apply restrictions related to political or special interest issues which affect the ability of the company to do business or be competitive and which have negative financial impact.

•	Adviser generally opposes proposals that require that the company provide costly, duplicative, or redundant reports, or reports of a non-business nature.

Adviser recognizes that under certain circumstances it may have a conflict of interest in voting proxies. A conflict of interest, means any circumstance in which Adviser (including officers, directors, agents and employees) knowingly does business with, receives compensation from, or sits on the board of, a particular issuer or closely affiliated entity, and, therefore, may appear to have a conflict between its own interests and the interests of fund shareholders in how proxies of that issuer are voted.

If Adviser determines that a material conflict of interest exists, the Chief Compliance Officer and/or Designated Officer will determine whether it is appropriate to disclose the conflict to the affected clients, to give the clients an opportunity to vote the proxies themselves, or to address the voting issue through other objective means such as voting in a manner consistent with a predetermined voting policy or receiving an independent third party voting recommendation.

III. RECORDKEEPING

The Designated Officer or his Portfolio Assistant will maintain hard-copy or electronic files relating to Adviser’s proxy voting procedures in an easily accessible place, including through the ProxyEdge website. Records will be maintained and preserved for five years from the end of the fiscal year during which the last entry was made on a record.  Records of the following will be included in the files:

A.	Copies of the proxy voting procedures and policies, and any amendments thereto.

B.
A copy of each proxy statement that Adviser receives provided however that the Adviser may rely on obtaining a copy of proxy statements from the SEC’s EDGAR system for those proxy statements that are so available.

C.	A record of each vote that Adviser casts, including the information required to file Form N-PX.

D.	A copy of any document Adviser created that was material to making a decision how to vote proxies, or that memorializes that decision, including the resolution of any conflict.

E.
A copy of each written client request for information on how Adviser voted such client’s proxies, and a copy of any written response to any (written or verbal) client request for information on how Adviser voted its proxies.

IV. DISCLOSURE

A.
Adviser will disclose in its Form ADV Part II that its clients may contact Adviser by toll-free telephone number in order to obtain information on how Adviser voted such client’s proxies, or to request information about the mechanics for proxy voting through the ProxyEdge system (e.g., information in the ProxyEdge User Guide).

B.
If a client requests information about the voting of particular proxies, Adviser will send to the client a report concerning each voted proxy that is the subject of the client’s request consisting of (1) the name of the issuer, (2) the proposal voted upon and (3) how Adviser voted the client’s proxy.

C.	A concise summary of these Proxy Voting Procedures and Policies will be included in Adviser’s Form ADV Part II, and will be updated whenever these procedures and policies are amended.

PART C
OTHER INFORMATION

ITEM 28.	EXHIBITS

(a)
Trust Instrument of Registrant as amended and restated on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (a) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(b)
By-Laws of Registrant as amended on April 14, 2009 (Exhibit incorporated by reference as filed as Exhibit (b) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

(c)	See Sections 2.04 and 2.07 of the Trust Instrument as filed as Exhibit (a).

(d)	(1)
Investment Advisory Agreement between Registrant and H.M. Payson & Co. (Exhibit incorporated by reference as filed as Exhibit (5)(a) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

	(2)
Investment Advisory Agreement between Registrant and Beck, Mack & Oliver LLC dated April 10, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(3)
Investment Advisory Agreement between Registrant and Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (5)(h) in post-effective amendment No. 63 via EDGAR on June 8, 1998, accession number 0001004402-98-000339).

	(4)
Investment Advisory Agreement between Registrant and D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 99 via EDGAR on July 31, 2001, accession number 0001004402-01-500152).

	(5)
Management Agreement between Registrant and King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (d)(13) in post-effective amendment No. 104 via EDGAR on October 30, 2001, accession number 0001004402-01-500264).

	(6)
Investment Advisory Agreement between Registrant and AH Lisanti Capital Growth, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(15) in post-effective amendment No. 188 via EDGAR on February 24, 2006, accession number 0001275125-06-000062).

	(7)
Amended and Restated Management Agreement between Registrant and Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(7) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

	(8)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(21) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(9)
Sub-Advisory Agreements between Absolute Investment Advisers, LLC and certain sub-advisers to Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(22) in post-effective amendment No. 171 via EDGAR on May 6, 2005, accession number 0001275125-05-000241).

	(10)
Sub-Advisory Agreement between Absolute Investment Advisers LLC and Semaphore Management LLC dated March 12, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(10) in post-effective amendment No. 250 via IDEA on June 1, 2009, accession number 0000315774-09-000026).

	(11)
Amended and restated Investment Advisory Agreement between Registrant and Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(11) in post-effective amendment No. 258 via EDGAR on September 28, 2009, accession number 0000315774-09-000096).

	(12)
Investment Advisory Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 193 via EDGAR on April 28, 2006, accession number 0001193125-06-093182).

	(13)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and Mohican Financial Management, LLC, regarding Absolute Strategies Fund (Exhibit incorporated by reference as filed as Exhibit (d)(24) in post-effective amendment No. 217 via EDGAR on September 28, 2007, accession number 0001193125-07-210050).

	(14)
Sub-Advisory Agreement between Absolute Investment Adviser, LLC and Kovitz Investment Group, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 203 via EDGAR on February 28, 2007, accession number 0001193125-07-042714).

	(15)
Sub-Advisory Agreement between Absolute Investment Advisers, LLC and GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 220 via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(16)
Investment Advisory Agreement between Registrant and Spears Abacus Advisors LLC regarding The BeeHive Fund (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 239 via EDGAR on September 29, 2008, accession number 0001193125-08-203258).

	(17)
Investment Advisory Agreement between Registrant and Absolute Investment Advisers LLC dated September 30, 2008 with respect to Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (d)(26) in post-effective amendment No. 242 via EDGAR in October 15, 2008, accession number 0001193125-08-211081).

	(18)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Green Eagle Capital LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(19)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Kingstown Capital Management L.P. (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(20)
Sub-Advisory Agreement between Absolute Investment Advisors LLC and Madden Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(21)
Investment Advisory Agreement between Registrant and Waterville Capital, LLC dated October 8, 2009 (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(22)
Advisory Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) ) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(23)
Investment Advisory Agreement between Registrant and Utendahl Capital Management, LP (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(24)
Subadvisory Agreement between Utendahl Capital Management, LP and Pacific Investment Management Company LLC (Exhibit incorporated by reference as filed as Exhibit (d)(29) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(25)
Subadvisory Agreement between Absolute Investment Advisers, LLC and MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 280 via EDGAR on April 30, 2010, accession number 0000315774-10-000134).

	(26)
Investment Advisory Agreement between Registrant and MAI Wealth Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (d)(28) in post-effective amendment No 292 via EDGAR on August 31, 2010, accession number 0000315774-10-000277).

	(27)
Form of Investment Advisory Agreement between Registrant and ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] (Exhibit incorporated by reference as filed as Exhibit (d)(27) in post-effective amendment No. 294 via EDGAR on October 5, 2010, accession number 0000898432-10-001311).

(e)	(1)
Form of Selected Dealer Agreement between Foreside Fund Services, LLC and securities brokers (Exhibit incorporated by reference as filed as Exhibit (e)(1) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(2)
Distribution Agreement between Registrant and Foreside Fund Services, LLC dated March 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (e)(2) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(2)(A)
Amended Appendix to Distribution Agreement between Registrant and Foreside Fund Services, LLC (Exhibit incorporated by reference as filed as Exhibit (e)(2)(A) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(f)	None.

(g)	(1)
Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(4) in post-effective amendment No. 176 via EDGAR on July 29, 2005, accession number 0001275125-05-000362).

	(1)(A)
Amended Appendix to Global Custodial Services Agreement between Forum Funds and Citibank, N.A. (Exhibit incorporated by reference as filed as Exhibit (g)(2)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(2)
Custodian Agreement between Registrant and Union Bank, N.A., dated July 31, 2009 (Exhibit incorporated by reference as filed as Exhibit (g)(3) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

(h)	(1)
Accounting, Administration and Transfer Agency Services Agreement between Registrant and Citibank, N.A. dated April 20, 2007 (Exhibit incorporated by reference as filed as Exhibit (h)(1) in post-effective amendment No. 220 Via EDGAR on October 31, 2007, accession number 0001193125-07-231202).

	(2)
Shareholder Service Plan of Registrant dated March 18, 1998 and amended February 12, 2009 and Form of Shareholder Service Agreement relating to Polaris Global Value Fund (Exhibit incorporated by reference as filed Exhibit (h)(2) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(3)
Shareholder Service Plan of Registrant dated November 24, 2003 and amended February 12, 2009 relating to Adams Harkness Small Cap Growth Fund (Exhibit incorporated by reference as filed as Exhibit (h)(3) in post-effective amendment No. 247 via Edgar on February 17, 2009, accession number 0001193125-09-031402).

	(4)
Contractual Expense Limitation Agreement between Registrant and King Investment Advisors, Inc. regarding Fountainhead Special Value Fund dated February 23, 2009 (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 248 via Edgar on February 26, 2009, accession number 0001193125-09-039031).

	(5)	Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. is filed herewith .

	(6)
Expense Limitation Agreement between Registrant and Auxier Asset Management LLC regarding Auxier Focus Fund (Exhibit incorporated by reference as filed as Exhibit (h)(6) in post-effective amendment No. 295 on October 28, 2010, accession number 0000315774-10-000309).

	(7)
Compliance Services Agreement between Registrant and Atlantic Fund Administration, LLC (Exhibit incorporated by reference as Exhibit (h)(13) in post effective amendment No. 235 via EDGAR on July 25, 2008, accession number 0001193125-08-158164).

	(8)(A)
Amended Appendix to Compliance Services Agreement between Registrant and Atlantic Fund Administration, (Exhibit incorporated by reference as filed as Exhibit (h)(9)(A) in post-effective amendment No. 261 via EDGAR on October 28, 2009, accession number 0000315774-09-000141).

	(9)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(9) in post-effective amendment No. 287 via EDGAR on July 29, 2010, accession number 0000315774-10-000214).

	(10)
Expense Limitation Agreement between Registrant and Merk Investments, LLC regarding Merk Hard Currency Fund (Exhibit incorporated by reference as filed as Exhibit (h)(14) in post-effective amendment No. 243 via EDGAR on October 28, 2008, accession number 0001193125-08-218056).

	(11)
Expense Limitation Agreement between Registrant and Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (h)(12) in post-effective amendment No. 278 via EDGAR on April 30, 2010, accession number 0000315774-10-000123).

	(12)
Expense Limitation Agreement between Registrant and Absolute Investment Advisers LLC regarding the Absolute Opportunities Fund (Exhibit incorporated by reference as filed as Exhibit (h)(13) in post-effective amendment No. 288 on July 29, 2010, accession number 0000315774-10-000215).

	(13)
Expense Limitation Agreement between Registrant and Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(21) in post-effective amendment No. 268 via EDGAR on August 27, 2010, (accession number 0000315774-10-000260).

	(14)
Expense Limitation Agreement between Registrant and Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 262 via EDGAR on October 30, 2009, accession number 0000315774-09-000151).

	(15)
Expense Limitation Agreement between Registrant and Beck, Mack & Oliver LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(16)
Expense Limitation Agreement between Registrant and Holland Capital Management LLC (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No 266 via EDGAR on December 23, 2009, accession number 0000315774-09-000232).

	(17)
Expense Limitation Agreement between Registrant and Utendahl Capital Management, LP regarding the UCM Floating NAV Fund, UCM Credit Floating NAV Fund and UCM Government Floating NAV Fund (Exhibit incorporated by reference as filed as Exhibit (h)(22) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(18)
Expense Limitation Agreement between Registrant and MAI Wealth Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (h)(20) in post-effective amendment No 292 via EDGAR on August 31, 2010, accession number 0000315774-10-000277).

	(19)
Form of Expense Limitation Agreement between Registrant and ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 294 via EDGAR on October 5, 2010, accession number 0000898432-10-001311).

	(20)
Support for Advisory and Other Services Agreement between ICICI Securities Holdings Inc. [D/B/A ICICI Investment Advisors] and ICICI Prudential Asset Management Company Ltd. ] (Exhibit incorporated by reference as filed as Exhibit (h)(19) in post-effective amendment No. 294 via EDGAR on October 5, 2010, accession number 0000898432-10-001311).

(i)		Opinion and consent of Counsel is filed herewith.

(j)		Consent of BBD, LLP, is filed herewith.

(k)		None.

(l)
Investment Representation letter of Reich & Tang, Inc. as original purchaser of shares of Registrant (Exhibit incorporated by reference as filed as  Exhibit (13) in post-effective amendment No. 62 via EDGAR on May 26, 1998, accession number 0001004402-98-000307).

(m)	(1)
Rule 12b-1 Plan dated February 17, 2006 adopted by Forum Funds for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Growth Equity Fund, Brown Advisory Value Equity Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Opportunity Fund, Brown Advisory Intermediate Income Fund, Brown Advisory Flexible Value Fund, Brown Advisory Small-Cap Fundamental Value Fund, Golden Large Cap Core Fund, Golden Small Cap Core Fund, Lou Holland Growth Fund, Merk Hard Currency Fund, Merk Asian Currency Fund, Grisanti Brown Value Fund, The BeeHive Fund and Waterville Large Cap Value Fund is (Exhibit incorporated by reference as filed as Exhibit (m)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(n)	(1)
Amended and restated Rule 18f-3 Plan dated June 24, 2009 adopted by Registrant for Absolute Strategies Fund, Auxier Focus Fund, Brown Advisory Core International Fund, Brown Advisory Flexible Value Fund,  Brown Advisory Growth Equity Fund, Brown Advisory Intermediate Income Fund,  Brown Advisory Maryland Bond Fund, Brown Advisory Opportunity Fund, Brown Advisory Small-Cap Fundamental Value Fund, Brown Advisory Small-Cap Growth Fund, Brown Advisory Small-Cap Value Fund, Brown Advisory Value Equity Fund,  Golden Large Cap Core Fund, Golden Small Cap Core Fund, Grisanti Brown Value Fund, Lou Holland Growth Fund, Merk Hard Currency Fund and Merk Asian Currency Fund, Merk Absolute Return Currency Fund and Waterville Large Cap Value Fund (Exhibit incorporated by reference as filed as Exhibit (n)(1) in post-effective amendment No. 270 via EDGAR on February 19, 2010, accession number 0000315774-10-000033).

(p)	(1)
Code of Ethics adopted by Registrant as amended (Exhibit incorporated by reference as filed as Exhibit (p)(1)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(2)
Code of Ethics adopted by H.M. Payson & Co (Exhibit incorporated by reference as filed as Exhibit (p)(3) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(3)
Code of Ethics adopted by Beck, Mack & Oliver (Exhibit incorporated by reference as filed as Exhibit (p)(4) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(4)
Code of Ethics adopted by Polaris Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(5) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(5)
Code of Ethics adopted by D.F. Dent and Company, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(6) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(6)
Code of Ethics adopted by King Investment Advisors, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(7) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(7)
Code of Ethics adopted by AH Lisanti Capital Growth, (Exhibit incorporated by reference as filed as Exhibit (p)(9) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(8)
Code of Ethics adopted by Auxier Asset Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(11) in post-effective amendment No. 276 via EDGAR ion March 26, 2010, accession number 0000315774-10-000095).

	(9)
Code of Ethics adopted by Absolute Investment Advisers, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(9)  in post-effective amendment No. 285 via EDGAR on July 20, 2010, accession number 0000315774-10-000203).

	(10)
Code of Ethics adopted by Aronson+Johnson+Ortiz, LP (Exhibit incorporated by reference as filed as Exhibit (p)(13) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(11)
Code of Ethics adopted by Bernzott Capital Advisors (Exhibit incorporated by reference as filed as Exhibit (p)(14) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(12)
Code of Ethics adopted by Contravisory Investment Management Corp. (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(13)
Code of Ethics adopted by Horizon Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(16) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(14)
Code of Ethics adopted by Kinetics Asset Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(17) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(15)
Code of Ethics adopted by MetWest Asset Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 264 via EDGAR on September 21, 2010, accession number 0000315774-10-000292).

	(16)
Code of Ethics adopted by SSI Investment Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 169 via EDGAR on April 28, 2005, accession number 0001275125-05-000215).

	(17)
Code of Ethics adopted by Semaphore Management LLC (Exhibit incorporated by reference as filed as Exhibit (p)(20) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(18)
Code of Ethics adopted by Yacktman Asset Management Co. (Exhibit incorporated by reference as filed as Exhibit (p)(21) in post-effective amendment No. 256 via EDGAR on August 28, 2009, accession number 0000315774-09-000086).

	(19)
Code of Ethics adopted by Merk Investments, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(22) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(20)
Code of Ethics adopted by Golden Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(24) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(21)
Code of Ethics adopted by Foreside Fund Services (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 253 via EDGAR on July 29,2009, accession number 0000315774-09-000063).

	(22)
Code of Ethics adopted by Mohican Financial Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(26) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315744-10-000095).

	(23)
Code of Ethics adopted by Kovitz Financial Group, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(27) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(24)
Code of Ethics adopted by GMB Capital Management, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(28) in post-effective amendment No. 267 via EDGAR on December 30, 2009, accession number 0000315774-09-000244).

	(25)
Code of Ethics adopted by Spears Abacus Advisors LLC (Exhibit incorporated by reference as filed as Exhibit (p)(29) in post-effective amendment No. 263 via EDGAR on November 18, 2009, accession number 0000315774-09-000178).

	(26)
Code of Ethics adopted by Green Eagle Capital LLC (Exhibit is incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(27)
Code of Ethics adopted by Kingstown Capital Partners LLC (Exhibit is incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 241 via Edgar on October 1, 2008, accession number 0001193125-08-204655).

	(28)
Code of Ethics adopted by Madden Asset Management (Exhibit incorporated by reference as filed as Exhibit (p)(15) in post-effective amendment No. 264 via EDGAR on September 21, 2010, accession number 0000315774-10-000292)..

	(29)
Code of Ethics adopted by Twin Capital Management, Inc. (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 249 via IDEA on April 30, 2009, accession number 0000315774-09-000007).

	(30)
Code of Ethics adopted by Holland Capital LLC (Exhibit incorporated by reference as filed as Exhibit (p)(34) in post-effective amendment No. 266 via IDEA on December 23, 2009, accession number 0000315774-09-000232).

	(31)
Code of Ethics adopted by Waterville Capital, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No. 272 via EDGAR on February 26, 2010, accession number 0000315774-10-000052).

	(32)
Code of Ethics adopted by Utendahl Capital Management, LP (Exhibit incorporated by reference as Exhibit (p)(36) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(33)
Code of Ethics adopted by Pacific Investment Management Company LLC (Exhibit incorporated by reference as Exhibit (p)(37) in post-effective amendment No. 276 via EDGAR on March 26, 2010, accession number 0000315774-10-000095).

	(34)
 Code of Ethics adopted by MAI Wealth Advisors, LLC (Exhibit incorporated by reference as filed as Exhibit (p)(35) in post-effective amendment No 292 via EDGAR on August 31, 2010, accession number 0000315774-10-000277).

Other Exhibits:

(A)
Powers of Attorney for John Y. Keffer, James C. Cheng, Costas Azariadis and J. Michael Parish, Trustees of Registrant (Exhibit incorporated by reference as filed as Other Exhibits (A) in post-effective amendment No. 232 via EDGAR on June 6, 2008 accession number 0001193125-08-129746).

ITEM 29.	PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT
None.

ITEM 30.	INDEMNIFICATION

In accordance with Section 3803 of the Delaware Business Trust Act, Section 10.02 of Registrant’s Trust Instrument provides as follows:

“10.02. INDEMNIFICATION

(a)  Subject to the exceptions and limitations contained in Section (b) below:

(i) Every Person who is, or has been, a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him in the settlement thereof);

(ii) The words “claim,” “action,” “suit,” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened while in office or thereafter, and the words “liability” and “expenses” shall include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) Who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Holders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Covered Person’s office or (B) not to have acted in good faith in the reasonable belief that Covered Person’s action was in the best interest of the Trust; or

(ii) In the event of a settlement, unless there has been a determination that such Trustee or officer did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Trustee’s or officer’s office,

(A) By the court or other body approving the settlement;

(B) By at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry);

(C) By written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry); provided, however, that any Holder may, by appropriate legal proceedings, challenge any such determination by the Trustees or by independent counsel.

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, shall continue as to a person who has ceased to be a Covered Person and shall inure to the benefit of the heirs, executors and administrators of such a person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, and other persons may be entitled by contract or otherwise under law.

(d) Expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in paragraph (a) of this Section 5.2 may be paid by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 5.2; provided, however, that either (a) such Covered Person shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Covered Person will be found entitled to indemnification under this Section 5.2.

(e) Conditional advancing of indemnification monies under this Section 5.2 for actions based upon the 1940 Act may be made only on the following conditions: (i) the advances must be limited to amounts used, or to be used, for the preparation or presentation of a defense to the action, including costs connected with the preparation of a settlement; (ii) advances may be made only upon receipt of a written promise by, or on behalf of, the recipient to repay that amount of the advance which exceeds that amount which it is ultimately determined that he is entitled to receive from the Trust by reason of indemnification; and (iii) (a) such promise must be secured by a surety bond, other suitable insurance or an equivalent form of security which assures that any repayments may be obtained by the Trust without delay or litigation, which bond, insurance or other form of security must be provided by the recipient of the advance, or (b) a majority of a quorum of the Trust’s disinterested, non-party Trustees, or an independent legal counsel in a written opinion, shall determine, based upon a review of readily available facts, that the recipient of the advance ultimately will be found entitled to indemnification.

(f) In case any Holder or former Holder of any Series shall be held to be personally liable solely by reason of the Holder or former Holder being or having been a Holder of that Series and not because of the Holder or former Holder acts or omissions or for some other reason, the Holder or former Holder (or the Holder or former Holder’s heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Holder, assume the defense of any claim made against the Holder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreement between the Trust and MAI Investment Advisors, LLC includes language similar to the following:

“SECTION 3. STANDARD OF CARE.

(a) The Trust shall expect, and the Adviser shall give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable for error of judgment or mistake of law or for any loss incurred by the Trust or any Fund in connection with matters to which this Agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties hereunder, or by reason of reckless disregard of its obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Auxier Asset Management, LLC, H.M. Payson & Co.; and King Investment Advisors, Inc. include language similar to the following:

“SECTION 4. STANDARD OF CARE. We shall expect of you, and you will give us the benefit of, your best judgment and efforts in rendering these services to us, and we agree as an inducement to your undertaking these services that you shall not be liable hereunder for any mistake of judgment or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, you against any liability to us or to our security holders to which you would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of your duties hereunder, or by reason of your reckless disregard of your obligations and duties hereunder.”

With respect to indemnification of an adviser to the Trust, the Investment Advisory Agreements between the Trust and Absolute Investment Advisers, LLC; AH Lisanti Capital Growth, LLC; D.F. Dent and Company, Inc.; Golden Capital Management, LLC; Merk Investments, LLC; Polaris Capital Management, Inc.; Grisanti Brown & Partners, LLC; provide similarly as follows:

“SECTION 5. STANDARD OF CARE. (a) The Trust shall expect of the Adviser, and the Adviser will give the Trust the benefit of, the Adviser’s best judgment and efforts in rendering its services to the Trust. The Adviser shall not be liable hereunder for error of judgment or mistake of law or in any event whatsoever, except for lack of good faith, provided that nothing herein shall be deemed to protect, or purport to protect, the Adviser against any liability to the Trust or to the Trust’s security holders to which the Adviser would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of the Adviser’s duties hereunder, or by reason of the Adviser’s reckless disregard of its obligations and duties hereunder. (b) The Adviser shall not be responsible or liable for any failure or delay in performance of its obligations under this Agreement arising out of or caused, directly or indirectly, by circumstances beyond its reasonable control including, without limitation, acts of civil or military authority, national emergencies, labor difficulties (other than those related to the Adviser’s employees), fire, mechanical breakdowns, flood or catastrophe, acts of God, insurrection, war, riots or failure of the mails, transportation, communication or power supply.”

With respect to indemnification of the underwriter of the Trust, Section 8 of the Distribution Agreement provides:

“(a) The Trust will indemnify, defend and hold the Distributor, its employees, agents, directors and officers and any person who controls the Distributor within the meaning of section 15 of the Securities Act or section 20 of the 1934 Act (“Distributor Indemnitees”) free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith) which any Distributor Indemnitee may incur, under the Securities Act, or under common law or otherwise, arising out of or based upon (i) the bad faith, willful misfeasance or gross negligence of the Trust in connection with the subject matter of this Agreement; (ii) any material breach by the Trust of its representations an warranties under this Agreement; (iii) any alleged untrue statement of a material fact contained in the Registration Statement or the Prospectuses or arising out of or based upon any alleged omission to state a material fact required to be stated in any one thereof or necessary to make the statements in any one thereof not misleading, unless such statement or omission was made in reliance upon, and in conformity with, information furnished in writing to the Trust in connection with the preparation of the Registration Statement or exhibits to the Registration Statement by or on behalf of the Distributor (“Distributor Claims”).

After receipt of the Distributor’s notice of termination under Section 13(e), the Trust shall indemnify and hold each Distributor Indemnitee free and harmless from and against any Distributor Claim; provided, that the term Distributor Claim for purposes of this sentence shall mean any Distributor Claim related to the matters for which the Distributor has requested amendment to the Registration Statement and for which the Trust has not filed a Required Amendment, regardless of with respect to such matters whether any statement in or omission from the Registration Statement was made in reliance upon, or in conformity with, information furnished to the Trust by or on behalf of the Distributor.

(b) The Trust may assume the defense of any suit brought to enforce any Distributor Claim and may retain counsel of good standing chosen by the Trust and approved by the Distributor, which approval shall not be withheld unreasonably. The Trust shall advise the Distributor that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Trust assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Trust does not assume the defense of any such suit, or if Distributor does not approve of counsel chosen by the Trust or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Trust, the Trust will reimburse any Distributor Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Distributor Indemnitee shall not settle or confess any claim without the prior written consent of the Trust, which consent shall not be unreasonably withheld or delayed.

(c) The Distributor will indemnify, defend and hold the Trust and its several officers and trustees (collectively, the “Trust Indemnitees”), free and harmless from and against any and all claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses of every nature and character (including the cost of investigating or defending such claims, demands, actions, suits or liabilities and any reasonable counsel fees incurred in connection therewith), but only to the extent that such claims, demands, actions, suits, judgments, liabilities, losses, damages, costs, charges, reasonable counsel fees and other expenses result from, arise out of or are based upon:

(i) any alleged untrue statement of a material fact contained in the Registration Statement or Prospectus or any alleged omission of a material fact required to be stated or necessary to make the statements therein not misleading, if such statement or omission was made in reliance upon, and in conformity with, information furnished to the Trust in writing in connection with the preparation of the Registration Statement or Prospectus by or on behalf of the Distributor; or

(ii) any act of, or omission by, the Distributor or its sales representatives that does not conform to the standard of care set forth in Section 7 of this Agreement (“Trust Claims”).

(d) The Distributor may assume the defense of any suit brought to enforce any Trust Claim and may retain counsel of good standing chosen by the Distributor and approved by the Trust, which approval shall not be withheld unreasonably. The Distributor shall advise the Trust that it will assume the defense of the suit and retain counsel within ten (10) days of receipt of the notice of the claim. If the Distributor assumes the defense of any such suit and retains counsel, the defendants shall bear the fees and expenses of any additional counsel that they retain. If the Distributor does not assume the defense of any such suit, or if the Trust does not approve of counsel chosen by the Distributor or has been advised that it may have available defenses or claims that are not available to or conflict with those available to the Distributor, the Distributor will reimburse any Trust Indemnitee named as defendant in such suit for the reasonable fees and expenses of any counsel that person retains. A Trust Indemnitee shall not settle or confess any claim without the prior written consent of the Distributor, which consent shall not be unreasonably withheld or delayed.

(e) The Trust’s and the Distributor’s obligations to provide indemnification under this Section is conditioned upon the Trust or the Distributor receiving notice of any action brought against a Distributor Indemnitee or Trust Indemnitee, respectively, by the person against whom such action is brought within twenty (20) days after the summons or other first legal process is served. Such notice shall refer to the person or persons against whom the action is brought. The failure to provide such notice shall not relieve the party entitled to such notice of any liability that it may have to any Distributor Indemnitee or Trust Indemnitee except to the extent that the ability of the party entitled to such notice to defend such action has been materially adversely affected by the failure to provide notice.

(f) The provisions of this Section and the parties’ representations and warranties in this Agreement shall remain operative and in full force and effect regardless of any investigation made by or on behalf of any Distributor Indemnitee or Trust Indemnitee and shall survive the sale and redemption of any Shares made pursuant to subscriptions obtained by the Distributor. The indemnification provisions of this Section will inure exclusively to the benefit of each person that may be a Distributor Indemnitee or Trust Indemnitee at any time and their respective successors and assigns (it being intended that such persons be deemed to be third party beneficiaries under this Agreement).

(g) Each party agrees promptly to notify the other party of the commencement of any litigation or proceeding of which it becomes aware arising out of or in any way connected with the issuance or sale of Shares.

(h) Nothing contained herein shall require the Trust to take any action contrary to any provision of its Organic Documents or any applicable statute or regulation or shall require the Distributor to take any action contrary to any provision of its Articles of Incorporation or Bylaws or any applicable statute or regulation; provided, however, that neither the Trust nor the Distributor may amend their Organic Documents or Articles of Incorporation and Bylaws, respectively, in any manner that would result in a violation of a representation or warranty made in this Agreement.

(i) Nothing contained in this section shall be construed to protect the Distributor against any liability to the Trust or its security holders to which the Distributor would otherwise be subject by reason of its failure to satisfy the standard of care set forth in Section 7 of this Agreement.”

ITEM 31.	BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

(a)	AH Lisanti Capital Growth, LLC

The following chart reflects the directors and officers of AH Lisanti Capital Growth, LLC including their business connections, which are of a substantial nature. The address of AH Lisanti Capital Growth, LLC is 623 5th Avenue, New York, NY 10022 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mary Lisanti	President, Managing Member	AH Lisanti Capital Growth, LLC
Jeffery Bernstein	Senior Vice President	AH Lisanti Capital Growth, LLC
Karl Dimlich	Senior Vice President	AH Lisanti Capital Growth, LLC
Will Krause	Vice President	AH Lisanti Capital Growth, LLC

(b)	Beck, Mack & Oliver LLC

The following chart reflects the directors and officers of Beck Mack & Oliver, including their business connections of a substantial nature. The address of BM&O is 360 Madison Ave., New York, NY 10017.

Name	Title	Business Connection
Peter A. Vlachos	Manager Director	BM&O
David E. Rappa	Member	BM&O
Zoe A. Vlachos	Chief Compliance Officer	BM&O
Robert C. Beck	Senior Member	BM&O, Enstar Group, Camden National
Gerald M. Sedam, II	Member	BM&O, Somerset Bank
Robert J. Campbell	Member	BM&O
Walter K. Giles	Member	BM&O
Gilbert H. Dunham, Jr.	Member	BM&O, Carefree Custom
Lyman Delano	Member	BM&O
Zachary A. Wydra	Member	BM&O

(c)	Auxier Asset Management LLC

The following chart reflects the directors and officers of Auxier, including their business connections, which are of a substantial nature. The address of Auxier is 5285 Meadows Road, Suite 333, Lake Oswego, OR 97035-2224 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
J. Jeffrey Auxier	Chief Executive Officer	Auxier
Lillian Widolff	Chief Compliance Officer	Auxier

(d)	D.F. Dent and Company, Inc.

The following chart reflects the directors and officers of D.F. Dent, including their business connections, which are of a substantial nature. The address of D.F. Dent is 2 East Read Street, Baltimore, Maryland 21201 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel F. Dent	President and Treasurer	D.F. Dent
Thomas F. O’Neil	Vice President and Secretary	D.F. Dent
Linda W. McCleary	Vice President	D.F. Dent
Matt F. Dent	Vice President	D.F. Dent
Michael M. Morrill	Vice President	D.F. Dent
Gary D. Mitchell	Vice President	D.F. Dent

(e)	Golden Capital Management, LLC

The following chart reflects the officers of Golden Capital Management, LLC including their business connections, which are of a substantial nature. The address of Golden Capital Management, LLC is Five Resource Square, 10715 David Taylor Drive, Suite 400, Charlotte, North Carolina 28262 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Greg W. Golden	Chief Executive Officer and President	Golden Capital Management
Jeff C. Moser	Chief Operating Officer	Golden Capital Management
Jonathan W. Cangalosi	Managing Director of Sales and Client Service	Golden Capital Management
Lynette W. Alexander	Managing Director of Operations	Golden Capital Management
Robert B. Carroll	General Counsel and Chief Compliance Officer	Golden Capital Management
Fred H. Karimian	Director of Quantitative Research	Golden Capital Management

(f)	H.M. Payson & Co.

The following chart reflects the directors and officers of H.M. Payson & Co., including their business connections, which are of a substantial nature. The address of H.M. Payson & Co. is One Portland Square, Portland, Maine 04101.

Name	Title	Business Connection
John C. Downing	Managing Director, Chief Compliance Officer	H.M. Payson & Co.
Thomas M. Pierce	Managing Director	H.M. Payson & Co.
Peter E. Robbins	Managing Director, Chief Executive Officer, Chief Investment Officer	H.M. Payson & Co.
John H. Walker	Managing Director, Chairman of the Board	H.M. Payson & Co.
Teresa M. Esposito	Managing Director, Chief Operations Officer, Chief Financial Officer	H.M. Payson & Co.
John C. Knox	Managing Director	H.M. Payson & Co.
Michael R. Currie	Managing Director, President	H.M. Payson & Co.
William N. Weickert	Managing Director, Director of Research & Secretary	H.M. Payson & Co.
John S. Beliveau	Managing Director	H.M. Payson & Co.
Joel S. Harris	Managing Director	H.M. Payson & Co.
David R. Hines	Managing Director	H.M. Payson & Co.

(g)	King Investment Advisors, Inc.

The following chart reflects the directors and officers of King, including their business connections, which are of a substantial nature. The address of King is 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Roger E. King	Chairman and President	King
John R. Servis	Director Owner, Commercial Real Estate	King, John R. Servis Properties 626 Wilcrest Dr. Houston, TX 77024
Pat H. Swanson	Chief Compliance Officer	King
Jane D. Lightfoot	Secretary/Treasurer	King

(h)	Polaris Capital Management, LLC.

The following chart reflects the directors and officers of Polaris Capital Management, LLC., including their business connections, which are of a substantial nature. The address of Polaris is 125 Summer Street, Boston, Massachusetts 02110 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bernard R. Horn, Jr.	President, Portfolio Manager	Polaris Capital Management, LLC
Sumanta Biswas	Vice President & Assistant Portfolio Manager	Polaris Capital Management, LLC
Kathy Jacobs	Vice President, Corporate Secretary	Polaris Capital Management, LLC
Lorroine Horn	Director	Polaris Capital Management, LLC
Christopher K. McLeod	Director	Polaris Capital Management, LLC
	President & CEO	454 Life Sciences Corporation 16 Commercial St., Branford, CT 06405

(i)	GMB Capital Management, LLC

The following chart reflects the directors and officers of GMB Capital Management LLC, including their business connections, which are of a substantial nature. The address of GMB is 225 Franklin Street, 26th Floor, Boston, MA 02110 and unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gabriel R. Bitran	Managing Member	GMB; Sloan Fellows Professor MIT Sloan School of Management 50 Memorial Drive, Cambridge, MA 02142

(j)	Absolute Investment Advisers, LLC

The following chart reflects the directors and officers of Absolute, including their business connections, which are of a substantial nature. The address of Absolute is 350 Lincoln Street, Suite 216, Hingham, MA 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Anthony R. Bosch	Managing Principal, General Counsel and Chief Compliance Officer	Absolute
Brian D. Hlidek	Managing Principal	Absolute
James P. Compson	Managing Principal and Portfolio Manager	Absolute
Christian E. Aymond	Managing Principal	Absolute
Christopher A. Ward	Principal	Absolute

(k)	Aronson+Johnson+Ortiz, LP

The following chart reflects the directors and officers of Aronson, including their business connections, which are of a substantial nature. The address of Aronson is 230 South Broad Street, 20th Floor, Philadelphia, Pennsylvania 19102 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Theodore R. Aronson	Managing Principal; Limited Partner	AJO
Martha E. Ortiz	Principal; Limited Partner	AJO
Kevin M. Johnson	Principal; Limited Partner	AJO
Paul E. Dodge	Principal; Limited Partner	AJO
Stefani Cranston	Principal; Limited Partner	AJO
Gina Maria N. Moore	Principal; Limited Partner	AJO
Stuart P. Kaye	Principal; Limited Partner	AJO. Prior to joining AJO in 2008, Mr. Kaye was head of research in the U.S. Structured Products Group at Invesco.
Gregory J. Rogers	Principal; Limited Partner	AJO
Aronson+Johnson+Ortiz, LLC	General Partner	AJO
Joseph F. Dietrick	Principal; Limited Partner; Chief Compliance Officer	AJO
Douglas D. Dixon	Principal; Limited Partner	AJO
R. Brian Wenzinger	Principal; Limited Partner	AJO
Christopher J. Whitehead	Principal; Limited Partner	AJO

(l)	Bernzott Capital Advisors

The following chart reflects the directors and officers of Bernzott, including their business connections, which are of a substantial nature. The address of Bernzott is 888 W. Ventura Blvd., Suite B, Camarillo, California 93010-8383 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Kevin Bernzott	Chairman; CEO;	Bernzott
Peter F. Banks	President; Chief Investment Officer	Bernzott
Dale A. Eucker	Director	Bernzott
Scott T. Larson	Director	Bernzott
Priscilla A. Simon	Chief Financial Officer	Bernzott
Denelle Rutherford	Director	Bernzott
Thomas A. Derse	Director	Bernzott
Madeline Rhods	Director	Bernzott
Bernzott Capital Advisors Profit Sharing Plan	Shareholder	Bernzott
Hans Walsh	Director; Vice President; Chief Operating Officer; Chief Compliance Officer	Bernzott
Marilyn Bernzott	Owner	Bernzott

(m)	Contravisory Investment Management Corp.

The following chart reflects the directors and officers of Contravisory, including their business connections, which are of a substantial nature. The address of Contravisory is 99 Derby Street, Suite 302, Hingham, Massachusetts 02043 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
George E. Noonan, Jr.	Chairman	Contravisory
William M. Noonan	President & Chief Executive Officer	Contravisory
Philip A. Noonan	Chief Operating Officer	Contravisory

(n)	Horizon Asset Management, Inc.

The following chart reflects the directors and officers of Horizon, including their business connections, which are of a substantial nature. The address of Horizon is 470 Park Avenue South, 4th Floor , New York, New York 10016 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Denise M. Kashey	Director	Horizon
Steven Bregman	Director; President & Chief Operations Officer	Horizon
Mark Wszolek	Chief Compliance Officer	Horizon
Peter Doyle	Director; Vice President;	Horizon
Thomas C. Ewing	Director	Horizon
Andrew M. Fishman	Chief Compliance Officer; General Counsel & Secretary	Horizon
John Meditz	Vice Chairman; Director	Horizon
Murray Stahl	Chairman; Treasurer & Chief Executive Officer	Horizon

(o)	Kinetics Asset Management, Inc.

The following chart reflects the directors and officers of Kinetics, including their business connections, which are of a substantial nature. The address of Kinetics is 555 Taxter Road, Suite 175, Elmsford, New York 10523 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Bruce P. Abel	Director; Secretary	Kinetics
Lawrence P. Doyle	Chairman	Kinetics
Peter Doyle	President; CEO; Director; Chief Investment Strategist	Kinetics
Andrew M. Fishman	Chief Compliance Officer & Assistant Secretary	Kinetics
Leonid Polyakov	Director; CFO	Kinetics
James G. Doyle	Of Counsel	Kinetics
Jay Kesslen	General Counsel	Kinetics
Frank Costa	Shareholder	Kinetics
Kinetics Voting Trust	Trust is Shareholder	Kinetics
Susan C. Conway	Shareholder	Kinetics
Karen & Larry Doyle Irrevocable Trust	Shareholder	Kinetics
Karen Doyle Trust	Shareholder	Kinetics
Lawrence Doyle Trust	Shareholder	Kinetics

(p)	MetWest Asset Management, LLC (MetWest)

The following chart reflects the directors and officers of MetWest, including their business connections, which are of a substantial nature. The address of MetWest is 11766 Wilshire Blvd., Suite 1580, Los Angeles, California 90025-6552 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Tad Rivelle	Chief Investment Officer	MetWest
David B. Lippman	Chief Executive Officer	MetWest
Laird R. Landmann	President	MetWest
Scott B. Dubchansky	Managing Director	MetWest
Bryan Whalen	Managing Director	MetWest
Mitchell Flack	Managing Director	MetWest
Stephen M. Kane	Generalist Portfolio Manager	MetWest
Joseph D. Hattesohl	Chief Financial Officer	MetWest
Anthony C. Scibelli	Director of Marketing	MetWest
Patrick A. Moore	Director of Client Service	MetWest
Keith T. Kirk	Chief Compliance Officer	MetWest
George Ristic	Chief Technology Officer	MetWest
Cal Rivelle	Chief Operating Officer	MetWest
MWAM Holdings, LLC	Member	MetWest

(q)	SSI Investment Management, Inc.

The following chart reflects the directors and officers of SSI, including their business connections, which are of a substantial nature. The address of SSI is 9440 Santa Monica Blvd., 8th Floor, Beverly Hills, California 90210 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
John D. Gottfurcht	President	SSI
Amy J. Gottfurcht	Chairman; CEO; Secretary	SSI
George M. Douglas	Vice President; Chief Investment Officer	SSI
Syed F. Mehdi	CCO; Vice President; Human Resources	SSI

(r)	TWIN Capital Management, Inc.

The following chart reflects the directors and officers of TWIN, including their business connections, which are of a substantial nature. The address of TWIN is 3244 Washington Road, Suite 202, McMurray, Pennsylvania 15317-3153 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Geoffrey Gerber	President; CIO	TWIN
James D. Drake	Controller; Chief Compliance Officer	TWIN
Christopher Erfort	Senior Vice President, Portfolio Management	TWIN
James Hough	Senior Vice President, Quantitative Systems	TWIN

(s)	Yacktman Asset Management Co.

The following chart reflects the directors and officers of Yacktman, including their business connections, which are of a substantial nature. The address of Yacktman is 1110 Lake Cook Road, Suite 385, Buffalo Grove, Illinois 60089 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Donald A. Yacktman	President & Treasurer	Yacktman
Ronald W. Ball	Senior Vice President	Yacktman
Stephen A. Yacktman	Senior Vice President & Secretary	Yacktman
Jason Subotky	Vice President	Yacktman
Russell Wilkins	Vice President	Yacktman
Kent Arnett	Vice President & Chief Compliance Officer

(t)	Kovitz Investment Group, LLC

The following chart reflects the directors and officers of Kovitz, including their business connections, which are of a substantial nature. The address of Kovitz is 222 West Adams Street, Suite 2160, Chicago, Illinois 60606 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Mitchell A. Kovitz	Chief Executive Officer	Kovitz
Jonathan A. Shapiro	Chief Financial Officer	Kovitz
Marc S. Brenner	President, Chief Legal Officer and Chief Compliance Officer	Kovitz
Bruce A. Weininger	Vice President	Kovitz
Harold (Skip) Gianopulos, Jr.	Managing Director	Kovitz
Edward W. Edens	Director-Client Services	Kovitz
Richard P. Salerno	Director-Fixed Income	Kovitz

(u)	Mohican Financial Management, LLC
The following chart reflects the directors and officers of Mohican, including their business connections, which are of a substantial nature. The address of Mohican is 21 Railroad Avenue, Suite 35, Cooperstown, New York 13326 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Eric C. Hage	Managing Member, Chief Executive Officer & Chief Investment Officer	Mohican
Daniel C. Hage	Chief Operating Officer and Senior Trader	Mohican

(v)	Merk Investments, LLC (“Merk”)

The following chart reflects the directors and officers of Merk, including their business connections, which are of a substantial nature. The address of Merk is 555 Bryant Avenue #455, Palo Alto, CA 94301 and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Axel Merk	President	Merk Investments LLC
Hanna Tikkanen Merk	Vice President	Merk Investments LLC
Kimberly Schuster	Director of Finance	Merk Investments LLC
Deborah Goldberg	Chief Compliance Officer	Merk Investments LLC

(w)	Spears Abacus Advisors LLC

The following chart reflects the directors and officers of Spears Abacus Advisors LLC (“Spears Abacus”), including their business connections, which are of a substantial nature. The address of Spears Abacus is 147 E. 48th Street, New York, NY 10017, and, unless otherwise indicated below, that address is the principal business address of any company with which the directors and officers are connected.

Name	Title	Business Connection
William G. Spears	Chief Executive Officer and Manager	Spears Abacus; Spears, Grisanti & Brown, 2001-2006
Robert M. Raich	President and Manager	Spears Abacus
Frank A. Weil	Manager	Spears Abacus
Stephen H. Frank	Managing Director	Spears Abacus

(x)	Green Eagle Capital LLC

The following chart reflects the directors and officers of Green Eagle Capital LLC, including their business connections, which are of a substantial nature. The address of Green Eagle Capital LLC is 250 East Illinois Road, Suite 200, Lake Forest, IL 60045 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Daniel Sperrazza	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.
Glenn Migliozzi	Managing Member	Green Eagle Capital Management, LLC (General Partner of Green Eagle Credit Fund, LP)
	Director and Secretary	Green Eagle Credit Master Fund, Ltd. and Green Eagle Credit Offshore Fund, Ltd.

(y)	Madden Asset Management, LLC

The following chart reflects the directors and officers of Madden Asset Management, LLC, including their business connections, which are of a substantial nature. The address of Madden Asset Management, LLC is One International Place, 24th Floor, Boston, MA 02110 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Rob Madden	Managing Member	Madden Asset Management, LLC
Scott Madden	COO	Madden Asset Management, LLC

(z)	Kingstown Capital Management, LP

The following chart reflects the directors and officers of Kingstown Capital Management, LP, including their business connections, which are of a substantial nature. The address of Kingstown Capital Management, LP, is 1270 Broadway, Suite 1009, New York, NY 10001 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Michael Blitzer	Managing Partner	Also Managing Partner of Kingstown Partners, LP
Guy Shanon	Managing Partner	Also Managing Partner of Kingstown Partners, LP

(aa)	Semaphore Management LLC

The following chart reflects the directors and officers of Semaphore Management LLC, including their business connections, which are of a substantial nature. The address of Semaphore Management LLC is 320 Park Avenue, 10th Floor, New York, New York 10022 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Paul J. Carpenter	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Hoyt Ammidon, III	Managing Member	Semaphore Management LLC
	Managing Member	Otis Partners LLC
	Director	Semaphore Offshore Ltd
Robert C. Penberth	Chief Financial Officer and Chief Compliance	Semaphore Management LLC

(bb)	Holland Capital Management LLC

The following chart reflects the directors and officers of Holland Capital Management LLC, including their business connections, which are of a substantial nature.  The address of Holland Capital Management LLC is One North Wacker Drive, Suite 700, Chicago, Illinois, 60606 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Louis A. Holland	Director	Consultant: Cumota LLC; Cumota Consulting LLC; Brickland Partners, Inc.
Monica L. Walker, CPA	President, Chief Investment Officer – Equity; Director; Former Managing Director, Managing Partner and Portfolio Manager	None
Laura J. Janus, CFA	Chief Investment Officer – Fixed Income; Director; Former Managing Partner and Portfolio Manager	None
Susan M. Chamberlain	Chief Compliance Officer	None

(cc)	Waterville Capital, LLC

The following chart reflects the directors and officers of Waterville Capital, LLC, including their business connections, which are of a substantial nature.  The address of Waterville Capital, LLC, is Radnor Court, Suite 140, 259 Radnor-Chester Road, Radnor, PA 19087 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Other Business Connection
Francis Bonner	Managing Member	None
Joseph Delaney	Managing Member, Chief Compliance Officer	None

(dd)	UCM Partners, L.P.

The following chart reflects the directors and officers of UCM Partners, L.P., including their business connections, which are of a substantial nature.  The address of UCM Partners, L.P. is 52 Vanderbilt Avenue, Suite 401, New York, NY 10017 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.
Name	Title	Business Connection
Gregory Parsons	Chief Executive Officer	UCM Partners, L.P.
	Managing Member (2007-2008)	CP Capital Partners
Thomas Mandel	Senior Managing Director	UCM Partners, L.P.
Jay Menozzi	Chief Investment Officer	UCM Partners, L.P.

(ee)	Pacific Investment Management Company LLC

The following chart reflects the directors and officers of Pacific Investment Management Company LLC, including their business connections, which are of a substantial nature.  The address of Pacific Investment Management Company LLC, is 840 Newport Center Drive, Suite 100, Newport Beach, CA 92660 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Adatia, Tina	Vice President	PIMCO
Afrasiabi, Mark S.	Senior Vice President	PIMCO
Agredano, Carlos	Vice President	PIMCO
Akerberg, Oskar	Vice President	PIMCO
Allamanis, Georgios	Vice President	PIMCO
Althof, Michael	Vice President	PIMCO
Amey, Mike	Executive Vice President	PIMCO and PIMCO Europe Limited
Ananthanarayanan, Mangala V.	Vice President	PIMCO
Anctil, Stacie D.	Senior Vice President Assistant Treasurer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust
Anderson, Joshua M.	Executive Vice President	PIMCO
Andrews, David S.	Executive Vice President	PIMCO
Anochie, Kwame A.	Vice President	PIMCO
Arnold, Tammie J.	Managing Director	PIMCO
Arora, Amit	Senior Vice President	PIMCO, Formerly, Executive Director, J.P. Morgan
Avancini, Joerg	Vice President	PIMCO
Baker, Brian P.	Managing Director	PIMCO
Balls, Andrew Thomas	Executive Vice President	PIMCO
Bansal, Sharad	Vice President	PIMCO
Barnes, Donna E.	Vice President	PIMCO
Beard, Christopher	Vice President	PIMCO
Beaumont, Stephen B.	Executive Vice President	PIMCO
Beck, Lee Davison	Senior Vice President	PIMCO, Formerly, Senior Vice President, Allianz Global Investors Distributors
Benson, Sandra M.	Vice President	PIMCO
Benz II, William R.	Managing Director	PIMCO
Ben-Zvi, Kfir	Vice President	PIMCO
Berman, Scott	Senior Vice President	PIMCO. Formerly, Vice President, JPMorgan Chase Proprietary Positioning Business.
Berndt, Andreas	Senior Vice President	PIMCO
Bertolo, Matteo	Vice President	PIMCO
Bhansali, Vineer	Managing Director	PIMCO
Bierman, Dave H.	Vice President	PIMCO
Bishop, Gregory A.	Executive Vice President	PIMCO
Blair, David James	Senior Vice President	PIMCO
Blau, Volker	Executive Vice President	PIMCO
Blomenkamp, Felix	Senior Vice President	PIMCO
Blute, Ryan Patrick	Senior Vice President	PIMCO
Bodereau, Philippe	Executive Vice President	PIMCO
Boehm, Timo	Vice President	PIMCO
Bolton, Laurence Edwin	Vice President	PIMCO. Formerly, Senior Associate, Dechert LLP
Bosomworth, Andrew	Executive Vice President	PIMCO
Boyd, C. Robert	Vice President	PIMCO
Brandl, Michael	Vice President	PIMCO
Braun, David L.	Senior Vice President, PIMCO	PIMCO. Formerly, Executive Vice President and Chief Risk Officer, The Hartford-Hartford Investment Management Co.
Brenner, Matthew H.	Vice President	PIMCO
Bridwell, Jennifer S	Executive Vice President	PIMCO
Brittain, WH Bruce	Executive Vice President	PIMCO
Broadwater, Kevin M.	Senior Vice President	PIMCO
Brons, Jelle	Vice President, PIMCO.	PIMCO
Brown, Erik C.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Brune, Christopher P.	Vice President	PIMCO
Bui, Giang H.	Senior Vice President	PIMCO
Burdian, Michael R.	Vice President	PIMCO
Burns, Michael A.	Senior Vice President	PIMCO and PIMCO Europe Limited
Burns, Robert	Vice President	PIMCO
Byer, Jeffrey A.	Vice President	PIMCO
Callin, Sabrina C.	Executive Vice President Vice President	PIMCO StocksPLUS Management, Inc.
Caltagirone, Christopher	Vice President	PIMCO
Cantrill, Elizabeth D.	Vice President	PIMCO
Carnachan, Robert Scott	Senior Vice President	PIMCO and PIMCO Asia PTE Limited
Cavalieri, John R.	Senior Vice President	PIMCO
Chen, Wing-Harn	Vice President	PIMCO
Cheng, Audrey	Vice President	PIMCO. Formerly, Associate, Morrison & Foerster, LLP
Chin, Tracy	Vice President	PIMCO and PIMCO Asia PTE Limited.
Chipp, William	Vice President	PIMCO
Chopra, Amit	Vice President	PIMCO
Clarida, Richard H	Executive Vice President	PIMCO
Clark, Raymond Matthew	Vice President	PIMCO
Clarke, James Robert	Vice President	PIMCO
Colasuonno, Richard T.	Vice President	PIMCO
Colter Jr., Eugene M.	Senior Vice President	PIMCO. Formerly, Editorial Director, Peppercorn.
Conseil, Cyrille R.	Executive Vice President	PIMCO
Cooke, Anthony H.	Vice President	PIMCO
Cornelius, Darryl P.	Vice President	PIMCO
Cortes Gonzalez, Ana	Vice President	PIMCO. Formerly, Portfolio Manager, Commerzbank AG.
Crescenzi, Anthony	Senior Vice President	PIMCO. Formerly, Chief Bond Market Strategist, Partner and Chairman, Miller Tabak Asset Management.
Cressy, Jonathan B.	Senior Vice President	PIMCO
Cumby III, William S.	Vice President	PIMCO. Formerly, Trader, CMBS Capital Markets Desk.
Cummings, John B.	Executive Vice President	PIMCO
Cupps, Wendy W.	Managing Director, PIMCO.	PIMCO
Dada, Suhail H.	Executive Vice President	PIMCO
Dahlhoff, Juergen	Vice President	PIMCO
Damodaran, Kumaran	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Danielsen, Birgitte	Vice President	PIMCO
Darling, James	Senior Vice President	PIMCO. Formerly, Vice President, Desjardins Securities Inc.
Das, Aniruddha	Vice President	PIMCO
David, Evan A.	Vice President	PIMCO
Dawson, Craig A.	Managing Director	PIMCO
De Bellis, Mary	Vice President	PIMCO
De Leon, William	Executive Vice President	PIMCO
De Lorenzo, Nicola A.	Vice President	PIMCO
Devlin, Edward	Executive Vice President	PIMCO
Dialynas, Chris P.	Managing Director	PIMCO
Dilek, Burcin	Vice President	PIMCO
Dittrich, Hanno	Vice President	PIMCO. Formerly, Vice President, DWS Holdings & Service GmbH.
Fisher, Marcellus M.	Senior Vice President	PIMCO
Flattum, David C.	Managing Director, General Counsel Chief Legal Officer	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Forsyth, Andrew C.	Vice President	PIMCO
Fournier, Joseph A.	Executive Vice President	PIMCO
Fowler, Ellen	Vice President	PIMCO
Foxall, Julian	Senior Vice President	PIMCO
Frisch, Ursula T.	Senior Vice President	PIMCO
Froehlich, Frank	Vice President.	PIMCO
Fuhrmann, Dorothee J.	Executive Vice President	PIMCO. Formerly, Managing Director, Lehman Brothers International.
Fulford III, Richard F.	Executive Vice President	PIMCO
Furusho, Hiroaki	Vice President	PIMCO
Galli, Leandro J.	Vice President	PIMCO
Gandolfi, Alessandro	Senior Vice President, PIMCO.	PIMCO. Formerly, Director, Sanpaolo IMI Group.
Garbuzov, Yuri P.	Senior Vice President	PIMCO
Garnett, Andrew	Vice President	PIMCO. Formerly, Director, UBS Global Asset Management (UK) Limited).
Getter, Christopher T.	Senior Vice President	PIMCO. Formerly, Emerging Market Debt Research Analyst, Fidelity Management & Research Co.
Gibson, Thomas C.	Vice President	PIMCO
Gingrich, Robert M.	Vice President, PIMCO.	PIMCO
Giurlani, Gian Luca	Senior Vice President	PIMCO. Formerly, Managing Director, Crosby Forsyth.
Gleason, G. Steven	Executive Vice President	PIMCO
Gomez, Michael A.	Executive Vice President	PIMCO
Gould, Linda J	Vice President	PIMCO
Grabar, Gregory S.	Senior Vice President	PIMCO
Grady, Myrrha H.	Vice President	PIMCO
Graham, Stuart T.	Senior Vice President	PIMCO. Formerly, Vice President & Managing Director, MFC Global Investment Management.
Graves, Zoya S.	Vice President	PIMCO
Greer, Robert J.	Executive Vice President	PIMCO
Griffiths, John	Senior Vice President	PIMCO. Formerly, Head of Pension Fund Development, Santander Global Banking & Markets.
Gross, Jared B.	Senior Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers.
Gross, William H.	Managing Director, Chief Investment Officer and Executive Committee Member Director Senior Vice President	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Gruben, Kristin L.	Vice President	PIMCO
Grzesik, Marco	Vice President	PIMCO
Gu, Haidi	Vice President, PIMCO.	PIMCO
Gupta, Sachin	Senior Vice President, PIMCO.	PIMCO
Gupta, Shailesh	Senior Vice President, PIMCO.	PIMCO
Haaf, Tim	Vice President, PIMCO.	PIMCO
Hagmeier, William Robert	Vice President	PIMCO. Formerly, Vice President, Advantus Capital Management.
Hally, Gordon C.	Executive Vice President	PIMCO
Hardaway, John P.	Executive Vice President Vice President Treasurer	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust.
Harris, Brent Richard	Managing Director and Executive Committee Member, PIMCO. Director and President Trustee, Chairman and President Director	PIMCO StocksPLUS Management, Inc. PIMCO Funds and PIMCO Variable Insurance Trust. PIMCO Luxembourg S.A. and PIMCO Luxembourg II.
Harumi, Kazunori	Executive Vice President	PIMCO
Hastings, Arthur J.	Senior Vice President Vice President	PIMCO StocksPLUS Management Inc.
Hauschild, Matthew R.	Vice President	PIMCO
Hayes, Ray C.	Senior Vice President	PIMCO
Heimann, Ilan	Senior Vice President	PIMCO
Helsing, Jeffrey	Senior Vice President	PIMCO
Heravi, Kaveh C.	Vice President	PIMCO
Herlan, Hans Joerg	Vice President, PIMCO.	PIMCO
Hockswender, Thomas R.	Vice President	PIMCO. Formerly, Executive Director, JPMorgan.
Hodge, Douglas M.	Managing Director	PIMCO
Hofmann, Richard P.E.	Senior Vice President	PIMCO. Formerly, Analyst, Creditsights, Inc.
Holden, Brent L.	Managing Director	PIMCO
Holloway Jr., Dwight F.	Executive Vice President	PIMCO
Horne, Jonathan L.	Senior Vice President	PIMCO
Hsiang, Hwa-Ming	Vice President	PIMCO
Hu, Gang	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank.
Huerta, Maryam	Vice President	PIMCO
Hyman, Daniel Herbert	Senior Vice President	PIMCO. Formerly, Vice President, Credit Suisse.
Ing, Terrence	Vice President	PIMCO. Formerly, Senior Research Analyst, Wells Fargo Securities Investment Group.
Ivascyn, Daniel J.	Managing Director	PIMCO
Jacobs IV, Lew W.	Managing Director	PIMCO
Jacobs, Brian H.	Vice President	PIMCO
Jann, Juergen	Senior Vice President	PIMCO
Johnson, Eric D	Vice President	PIMCO
Johnson, Kelly	Vice President	PIMCO
Johnson, Nicholas, J.	Senior Vice President	PIMCO
Jones, Jeff	Vice President	PIMCO. Formerly, Head of Leadership Assessment & Development Group, HSBC Holding PLC
Jones, Steven L.	Vice President	PIMCO, StocksPLUS Management Inc.
Jordan, Daniel V.	Vice President	PIMCO
Kakuchi, Tadashi	Vice President	PIMCO
Karpov, Natalie	Vice President	PIMCO
Katz, Ulrich	Senior Vice President	PIMCO
Kavafyan, Constance	Vice President	PIMCO
Keck, Andreas	Senior Vice President	PIMCO
Kellerhals, Philipp	Vice President	PIMCO
Kelly, Benjamin Marcus	Senior Vice President	PIMCO
Kersman, Alec	Vice President	PIMCO
Kezelman, Jason M	Vice President	PIMCO
Kiesel, Mark R.	Executive Vice President	PIMCO
Kim, Aaron	Vice President	PIMCO. Formerly, Executive Director and Counsel, JPMorgan Chase Bank, N.A.
Kim, Lisa	Vice President	PIMCO
King Jr., John Stephen	Senior Vice President Vice President, Senior Counsel, and Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
King, Stephanie Lorraine	Executive Vice President	PIMCO
Kingston, Rafer A.	Vice President	PIMCO
Kirkbaumer, Steven P.	Senior Vice President	PIMCO
Kirkowski, John J.	Vice President	PIMCO
Kishimoto, Yayoi	Vice President	PIMCO
Klug, Harald	Vice President	PIMCO
Komatsu, Hugo	Vice President	PIMCO
Komatsu, Mitsuaki	Senior Vice President	PIMCO
Korinke, Kimberley Grace	Senior Vice President	PIMCO
Korinke, Ryan P.	Senior Vice President	PIMCO
Kressin, Thomas	Senior Vice President	PIMCO
Kuhner, Kevin D.	Senior Vice President	PIMCO
Kumar, Mukund	Vice President	PIMCO
Lachhammer, Stefan	Vice President	PIMCO
Lackey, Warren M.	Senior Vice President	PIMCO
Lang, Eddie	Vice President	PIMCO
Lange, Thomas	Vice President	PIMCO
Larsen, Henrik P.	Senior Vice President Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
LeBrun Jr., Richard R.	Senior Vice President Assistant Secretary	PIMCO StocksPLUS Management, Inc.
Lee, Alvin Lip Sin	Vice President	PIMCO
Lee, Robert Ru-Bor	Vice President	PIMCO
Lehavi, Yanay	Executive Vice President	PIMCO
Leong, Chon-Ian	Vice President	PIMCO
Leong, Foong C.	Vice President	PIMCO
Lettich, Bruno J.	Executive Vice President	PIMCO. Formerly, Managing Director, Merrill Lynch & Co.
Li, Ji	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs.
Li, Li	Vice President	PIMCO
Lian, Chia Liang	Senior Vice President	PIMCO
Lilly III, Frederick V.	Vice President	PIMCO. Formerly, Vice President, Portfolio Manager, The Bank of New York.
Linder, Astrid	Vice President	PIMCO
Linke, Gordon F.	Senior Vice President	PIMCO. Formerly, Strategic Account Manager, Barclays Global Investors.
Liwski, Michael V.	Vice President	PIMCO
Lofdahl, Christopher F.	Vice President	PIMCO
Loh, Cynthia E. Yue-Ling	Vice President	PIMCO
Loh, John J.	Senior Vice President	PIMCO
Long, Hui	Vice President	PIMCO. Formerly, Vice President, Countrywide Financial Corp.
Lopez, Joy L.	Vice President	PIMCO
Lopez, Rafael A.	Senior Vice President	PIMCO
Loriferne, Matthieu H. F.	Vice President	PIMCO
Louanges, Matthieu	Executive Vice President	PIMCO
Love, David B.	Vice President	PIMCO. Formerly, Director, Treesdale Partners, LLC.
Lowe, Erika Hayflick	Vice President	PIMCO
Lown, David C.	Managing Director	PIMCO
Ludwig, Steven	Senior Vice President	PIMCO
Mak, Richard	Senior Vice President	PIMCO
Mandy, Alain	Vice President	PIMCO. Formerly, Audit Senior Manager/Director, PricewaterhouseCoopers.
Manseau Guerdat, Chantal Marie-Helene	Vice President	PIMCO
Maoui, Idriss	Vice President	PIMCO. Formerly, Assistant Vice President, Barclays Capital.
Martel, Rene	Senior Vice President	PIMCO
Martin, Scott W.	Senior Vice President	PIMCO
Martini, Nadege	Vice President	PIMCO
Masanao, Tomoya	Executive Vice President	PIMCO
Mather, Scott A.	Managing Director	PIMCO
Mayershofer, Veronika	Vice President	PIMCO
Mazzocchi, Bettina E.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
McCann, Patrick Murphy	Vice President	PIMCO
McCarthy, Sean M.	Vice President	PIMCO. Formerly, Senior Vice President, Lehman Brothers Inc.
McCray, Mark V.	Managing Director	PIMCO
McCulley, Paul A.	Managing Director	PIMCO
McDevitt, Joseph V.	Managing Director Director and Chief Executive Officer	PIMCO PIMCO Europe Limited. Director, PIMCO Funds: Global Investors Series plc and PIMCO Global Advisors (Ireland) Limited.
Mead, Robert	Executive Vice President	PIMCO
Meggers, Julie Ann	Senior Vice President	PIMCO
Merz, Frederic	Vice President	PIMCO
Metsch, Mark E.	Vice President	PIMCO
Mewbourne, Curtis A.	Managing Director	PIMCO
Meyn, Cynthia L.	Senior Vice President	PIMCO. Formerly, Managing Director, Morgan Stanley.
Micali, Carlo	Vice President	PIMCO. Formerly, Financial Analyst, Perlinski & Co.
Mierau, Kristion T.	Vice President	PIMCO
Mieth, Roland	Vice President	PIMCO. Formerly, Emerging Markets Marketer/Structurer, JPMorgan.
Miller Jr., Kendall P.	Senior Vice President	PIMCO
Miller, John M.	Executive Vice President	PIMCO
Millimet, Scott A.	Executive Vice President	PIMCO
Milo, Davida J.	Senior Vice President	PIMCO
Minaki, Haruki	Executive Vice President	PIMCO
Mitchell, Gail	Senior Vice President	PIMCO
Mittal, Mohit	Vice President	PIMCO
Moeljanto, Lanny H.	Vice President	PIMCO
Mogelof, Eric J.	Executive Vice President	PIMCO
Molloy, Carol	Vice President	PIMCO
Monson, Kristen S.	Executive Vice President	PIMCO
Moore, James F.	Executive Vice President	PIMCO
Morena, Robert	Executive Vice President	PIMCO. Formerly, Managing Director, JPMorgan Asset Management.
Morrison, John E.	Vice President	PIMCO
Moyer, Stephen G.	Senior Vice President	PIMCO. Formerly, Director, Tennenbaum Capital Partners, LLC.
Muehlethaler, Jeffrey Charles	Vice President	PIMCO. Formerly, Vice President, Deutsche Bank.
Mukherji, Raja	Senior Vice President	PIMCO. Formerly, Senior Research Analyst, Chatham Asset Management.
Mulcahy, Matthew J.	Senior Vice President	PIMCO
Murano, Yuko	Vice President	PIMCO
Murata, Alfred T.	Executive Vice President	PIMCO
Murray, John W.	Senior Vice President	PIMCO. Formerly, Vice President, JER Partners.
Nabors, Robin	Vice President	PIMCO
Nambimadom, Ramakrishnan S.	Senior Vice President	PIMCO
Nest, Matthew J.	Senior Vice President	PIMCO
Ng, Albert K.	Vice President	PIMCO
Nguyen, Tommy D.	Vice President	PIMCO
Nicholls, Steven B.	Senior Vice President	PIMCO
Nieves, Roger O.	Senior Vice President	PIMCO
Nojima, Sachiko	Vice President	PIMCO
Norris, John F.	Vice President	PIMCO
Nunziata, Cristina	Vice President	PIMCO
O’Connell, Gillian	Senior Vice President	PIMCO
Okamura, Shigeki	Senior Vice President	PIMCO
Okuma, Sachiko	Vice President	PIMCO
Okun, Eric A.	Executive Vice President	PIMCO
Olazabal, Joshua A.	Vice President	PIMCO
Oliva, Jennifer L.	Vice President	PIMCO
Ollenburger, Loren P.	Vice President	PIMCO
Ong, Arthur Y.D.	Executive Vice President, PIMCO Secretary	PIMCO StocksPLUS Management, Inc.
Ongaro, Douglas J.	Executive Vice President	PIMCO
Osborne, Simon Timothy	Senior Vice President	PIMCO
Osses, Guillermo Ariel	Executive Vice President	PIMCO. Formerly, Director, Barclays Capital.
Otterbein, Marie S.	Vice President	PIMCO
Otterbein, Thomas J.	Managing Director	PIMCO
Ozeki, Koyo	Executive Vice President	PIMCO. Formerly, Senior Advisor, Nomura Securities.
Padmanabhan, Lalantika	Vice President	PIMCO
Pagani, Lorenzo P.	Senior Vice President	PIMCO
Parikh, Bijal Y.	Vice President	PIMCO
Parikh, Saumil H.	Executive Vice President	PIMCO
Park, Jung	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear Stearns Asia Limited.
Pascutti, Michael J.	Executive Vice President	PIMCO. Formerly Founding Partner, Sandelman Partners.
Paulson, Bradley W.	Executive Vice President	PIMCO
Pejavar, Sheila M.	Vice President	PIMCO
Perez, Iohan	Vice President	PIMCO
Perez, Keith	Senior Vice President	PIMCO
Philipp, Elizabeth M.	Executive Vice President	PIMCO
Phillipson, Daniel	Senior Vice President	PIMCO
Pimentel, Rudolph	Senior Vice President	PIMCO
Pittman, David J.	Senior Vice President	PIMCO
Pont, Nicholas J.	Vice President	PIMCO
Porterfield, Mark J.	Executive Vice President	PIMCO
Posch, Brigitte	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank.
Pothalingam, Ketishwaran S.	Senior Vice President	PIMCO. Formerly, Credit Fund Manager, Threadneedle Asset Management.
Potthof, Axel	Senior Vice President	PIMCO
Powers, William C.	Managing Director	PIMCO
Price, Rosamond J.	Vice President	PIMCO
Pricer, Jesse L.	Vice President	PIMCO
Putnicki, Matthew S.	Vice President	PIMCO
Putyatin, Vladyslav	Senior Vice President	PIMCO. Formerly, Director, Deutsche Bank AG.
Qiao, Yi	Vice President	PIMCO
Qiu, Ying	Vice President	PIMCO. Formerly, Portfolio Manager, ING Investment Management.
Qu, Wendong	Senior Vice President	PIMCO
Rahari, Pierre-Yves	Vice President	PIMCO. Formerly, Senior Associate, Morgan Stanley Investment Management (Luxembourg).
Rahman, Lupin	Vice President	PIMCO. Formerly, Policy Review Division, Policy Development and Review.
Ratner, Joshua D.	Vice President Assistant Secretary	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust.
Ravano, Emanuele	Managing Director	PIMCO
Reimer, Danelle J.	Vice President	PIMCO
Reimer, Ronald M.	Senior Vice President	PIMCO
Reisz, Paul W.	Senior Vice President	PIMCO
Repoulis, Yiannis	Senior Vice President	PIMCO
Rice, Thomas Edmund	Senior Vice President	PIMCO
Riendeau, Kevin	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Rodosky, Stephen A.	Executive Vice President	PIMCO
Rogers, William A.	Vice President	PIMCO
Rollins, Melody	Senior Vice President	PIMCO
Romano, Mark A.	Senior Vice President	PIMCO
Rowe, Cathy T.	Vice President	PIMCO
Rudolph, Lynn	Vice President	PIMCO. Formerly, Head of Human Resources, ING.
Ruebesam, Roland	Vice President	PIMCO
Ruthen, Seth R.	Executive Vice President	PIMCO
Sakane, Yoshiyuki	Vice President	PIMCO
Salastekar, Deepa A.	Vice President	PIMCO. Formerly, Managing Director, Bear, Stearns & Co., Inc.
Sargent, Jeffrey M.	Executive Vice President Senior Vice President	PIMCO PIMCO Variable Insurance Trust and ETF Trust.
Schaus, Stacy Leigh	Senior Vice President	PIMCO. Formerly, Principal, Hewitt Associates.
Schneider, Jerome M.	Executive Vice President	PIMCO. Formerly, Senior Managing Director, Bear, Stearns & Co., Inc.
Schneider, Patrick	Vice President	PIMCO
Schuetz, Patricia Ann	Vice President	PIMCO. Formerly, Director, Credit Suisse Asset Management.
Schulist, Stephen O.	Senior Vice President	PIMCO
Schultes, Adrian O.	Vice President	PIMCO. Formerly, Regional Director, Ibbotson Associates.
Schwab, Gerlinde	Vice President	PIMCO
Schwab, Stephen D.	Vice President	PIMCO. Formerly, Vice President, Fidelity Investment.
Schwetz, Myckola	Senior Vice President	PIMCO
Scibisz, Iwona E.	Vice President	PIMCO
Scorah, Ian	Vice President	PIMCO. Formerly, Senior Investment Lawyer, Morley Fund Management Limited.
Seidner, Marc P.	Vice President	PIMCO. Formerly, Managing Director, Domestic Fixed Income Portfolio Manager, Harvard Management Company.
Sejima, Toru	Senior Vice President	PIMCO
Seksaria, Rahul M.	Vice President	PIMCO
Senne, Verena	Senior Vice President	PIMCO
Serafino Jr., George P.	Vice President	PIMCO
Sesay, Therenah	Vice President	PIMCO
Shah, Sapna K.	Vice President	PIMCO
Shaw, Matthew D.	Senior Vice President	PIMCO
Sheehy, Erica H.	Vice President	PIMCO
Shepherd, Julie M.	Vice President	PIMCO
Shiroyama, Taro	Vice President	PIMCO
Short, Jonathan D.	Executive Vice President	PIMCO
Simon, W Scott	Managing Director	PIMCO
Singal, Alka	Vice President	PIMCO
Skobtsov, Ivan	Senior Vice President	PIMCO
Smith, Kenton Todd	Senior Vice President	PIMCO. Formerly, Vice President, First Horizon.
Somersan-Coqui, Aylin	Vice President	PIMCO
Sonner, Michael	Senior Vice President	PIMCO
Soto, Alyssa Michele	Vice President	PIMCO
Spajic, Luke	Executive Vice President	PIMCO. Formerly, Proprietary Trader, Goldman Sachs.
Spalding, Scott M.	Senior Vice President	PIMCO
Spandri, Tobias	Vice President	PIMCO
Spicijaric, Jennifer N.	Vice President	PIMCO
Springer, Jeffrey	Senior Vice President	PIMCO
Stack, Candice E.	Senior Vice President	PIMCO
Stancil, Thomas A.	Vice President	PIMCO. Formerly Partner, Ashland Partners & Co., LLP
Staub, Christian M.	Senior Vice President	PIMCO
Stauffer, Christina	Vice President	PIMCO
Steele, Scott Patrick	Senior Vice President	PIMCO. Formerly, Chief Investment Officer, BMO Mutual Funds
Steiner, Jason R.	Vice President	PIMCO. Formerly Consultant, Centerline Capital Group.
Stracke, Thibault C.	Executive Vice President	PIMCO. Formerly, Senior Credit Strategist, CreditSights.
Strauch, Joel Edward	Senior Vice President	PIMCO
Stravato, Richard	Vice President	PIMCO
Streiff, Thomas F.	Executive Vice President	PIMCO. Formerly, Managing Director, UBS Investment Bank.
Strelow, Peter G	Executive Vice President	PIMCO
Struc, Alexandru	Vice President	PIMCO
Sun, Hao	Vice President	PIMCO
Suo, Yuanyuan	Vice President	PIMCO
Suskind, Donald W.	Vice President	PIMCO, StocksPLUS Management Inc.
Taborsky, Mark A.	Executive Vice President	PIMCO. Formerly, Managing Director of External Management, Harvard Management Company.
Takano, Makoto	Managing Director	PIMCO
Takeuchi, Ichiro	Vice President	PIMCO
Takizuka, Hikaru	Vice President	PIMCO
Tam Joe	Vice President	PIMCO
Tamura, Maiko	Vice President	PIMCO. Formerly, Manager, AIG Japan Capital Investment Co., Ltd.
Tarman, Daniel	Executive Vice President	PIMCO
Telish, Christine M.	Vice President	PIMCO
Terry, Michael A.	Vice President	PIMCO. Formerly, Vice President, Morgan Stanley.
Tersin, Dominique	Vice President	PIMCO
Theodore, Kyle J.	Senior Vice President	PIMCO
Thompson, Michael Frazier	Senior Vice President	PIMCO
Thurston, Powell C.	Senior Vice President	PIMCO
To, Steven P.	Vice President	PIMCO
Toloui-Tehrani, Ramin	Executive Vice President	PIMCO
Tomlinson, Brian	Vice President	PIMCO
Tournier, Eve	Executive Vice President	PIMCO. Formerly, Managing Director, Deutsche Bank AG.
Traber, Eva-Maria	Vice President	PIMCO
Tran, Loc K.	Vice President	PIMCO
Tredwell, Alonzo S.	Vice President	PIMCO
Trevithick, Natalie	Senior Vice President	PIMCO
Trovato, Michael J.	Vice President	PIMCO
Tsubota, Shiro	Senior Vice President	PIMCO
Tyson, Richard E.	Executive Vice President	PIMCO
Tzemach, Y. Gayle	Vice President	PIMCO
Upadhyay, Nishant	Vice President	PIMCO
Vallarta-Jordal,Maria-Theresa F.	Senior Vice President	PIMCO
Vames, Steven	Vice President	PIMCO
van Akkeren, Marco	Senior Vice President	PIMCO. Formerly, Vice President, Goldman Sachs & Co.
van Bezooijen, Jeroen	Senior Vice President	PIMCO. Formerly, Executive Director, Goldman Sachs.
van De Zilver, Peter A.	Vice President	PIMCO
van Heel, Marc	Executive Vice President	PIMCO
van Zoelen, Henk Jan	Senior Vice President	PIMCO
Veit, Konstantin	Vice President	PIMCO
Velasco, Christine Ann	Vice President	PIMCO
Velicer, Erik A.	Vice President	PIMCO
Viana, David	Senior Vice President	PIMCO
von der Linden, Greg	Vice President	PIMCO
Walenbergh, Mark	Vice President	PIMCO
Walker, Trent W.	Senior Vice President Assistant Treasurer Vice President	PIMCO PIMCO Funds and PIMCO Variable Insurance Trust StocksPLUS Management Inc.
Walsh, Lauren R.	Vice President	PIMCO
Walther, Kasten	Vice President	PIMCO
Ward, Jim	Executive Vice President	PIMCO
Warner IV, Hansford B.	Vice President	PIMCO
Watchorn, Michael	Senior Vice President	PIMCO
Watford, Charles	Vice President	PIMCO
Weil, Richard M.	Managing Director	PIMCO
Weinberger, Michele Deborah	Vice President	PIMCO. Formerly, Vice President, Goldman Sachs Asset Mgmt.
Wendler IV, Paul F.	Vice President	PIMCO
Werber, Keith A.	Vice President	PIMCO. Formerly, Vice President, Countrywide Securities Corporation.
White, Timothy C.	Senior Vice President	PIMCO
Whitewolf, Lance E.	Vice President	PIMCO
Whitton, Bransby M.	Senior Vice President	PIMCO
Wild, Christian	Senior Vice President	PIMCO
Wildermuth, Paul T.	Vice President	PIMCO
Williams III, Charles A	Vice President	PIMCO
Williams, Jason A.	Vice President	PIMCO
Wilner, Mitchell W.	Senior Vice President	PIMCO
Wilson, John F.	Executive Vice President	PIMCO
Wilson, Susan L.	Executive Vice President	PIMCO
Winters, Kevin M.	Vice President	PIMCO
Witt, Frank	Executive Vice President	PIMCO
Wittkop, Andrew T.	Vice President	PIMCO
Wolf, Greggory S.	Vice President	PIMCO
Wong, Tammy Nguyen	Vice President	PIMCO
Wood, George H.	Executive Vice President	PIMCO
Worah, Mihir P.	Executive Vice President	PIMCO
Xu, Jianghua	Vice President	PIMCO
Yamamoto, Shinichi	Senior Vice President	PIMCO
Yang, Jing	Vice President	PIMCO
Yasnov, Vadim I.	Vice President	PIMCO
Yildiz, Sadettin	Vice President	PIMCO
Yip, Jonathan	Vice President	PIMCO
Yoon, Kenneth G.	Vice President	PIMCO
Young, Robert O.	Executive Vice President	PIMCO. Formerly Managing Director, Global Capital Markets.
Yu, Anna W.	Vice President	PIMCO
Yu, Cheng-Yuan	Executive Vice President	PIMCO
Zerner, Mary	Vice President	PIMCO. Formerly Senior Vice President, Lazard Asset Management Limited – London.
Zhu, Changhong	Managing Director	PIMCO

(ff)	MAI Wealth Advisors, LLC

The following chart reflects the directors and officers of MAI Wealth Advisors, LLC, including their business connections, which are of a substantial nature.  The address of MAI Wealth Advisors, LLC 1360 E. Ninth Street, Suite 1100, Cleveland, OH  44114 and, unless indicated otherwise below, that address is the principal address of any company with which the directors and officers are connected.

Name	Title	Business Connection
Richard J. Buoncore	Managing Partner	MAI Wealth Advisors, LLC
	Director	United Community Financial Corp.
	Trustee	Fordham University
Gerald H. Gray	Chief Investment Officer	MAI Wealth Advisors, LLC
Mark H. Summers	Chief Operating Officer	MAI Wealth Advisors, LLC
Thomas J. Bartos	Chief Compliance Officer	MAI Wealth Advisors, LLC
Kenneth W. Ostrowski	Managing Director	MAI Wealth Advisors, LLC
Mark J. Castell	Managing Director	MAI Wealth Advisors, LLC
Lu Anne Morrison	Managing Director	MAI Wealth Advisors, LLC
John G. Palguta	Managing Director	MAI Wealth Advisors, LLC
Roberta J. Lemmo	Managing Director	MAI Wealth Advisors, LLC
James D. Kacic	Chief Financial Officer	MAI Wealth Advisors, LLC

(gg)	ICICI Securities Holdings, Inc. [D/B/A ICICI Investment Advisors]

TO BE PROVIDED

ITEM 32. PRINCIPAL UNDERWRITERS

(a)      Foreside Fund Services, LLC, Registrant’s Principal Underwriter, serves as principal underwriter for the following investment companies registered under the Investment Company Act of 1940, as amended:

American Beacon Funds	DundeeWealth Funds
American Beacon Mileage Funds	Henderson Global Funds
American Beacon Select Funds	Nomura Partners Funds, Inc.
Bridgeway Funds, Inc.	PMC Funds, Series of the Trust for Professional Managers
Central Park Group Multi-Event Fund	Revenue Shares ETF Trust
Century Capital Management Trust	Sound Shore Fund, Inc.
Direxion Shares ETF Trust	Wintergreen Fund, Inc.
Forum Funds	Javelin Exchange-Traded Trust
AdvisorShares Trust	Liberty Street Horizon Fund, Series of Investment Managers Series Trust
Turner Funds	U.S. One Trust

(b)	The following are officers and directors of Foreside Fund Services, LLC, the Registrant’s Principal Underwriter. Their main business address is Three Canal Plaza, Suite 100, Portland, Maine 04101.
Name	Address	Position with Underwriter	Position with Registrant
Mark S. Redman	690 Taylor Road, Suite 150 Gahanna,OH 43230	President and Manager	None
Nanette K. Chern	Three Canal Plaza, Suite 100 Portland, ME 04101	Chief Compliance Officer, Vice President	None
Richard J. Berthy	Three Canal Plaza, Suite 100 Portland, ME 04101	Vice President, Treasurer and Manager	None
Mark A. Fairbanks	Three Canal Plaza, Suite 100 Portland, ME 04101	Director of Compliance, Vice President	None
Jennifer E. Hoopes	Three Canal Plaza, Suite 100 Portland, ME 04101	Secretary	None

(c)	Not Applicable.

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS

The majority of the accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder are maintained at the offices of Atlantic Fund Administration, LLC, Three Canal Plaza, Suite 600, Portland, Maine 04101. The records required to be maintained under Rule 31a-1(b)(1) with respect to journals of receipts and deliveries of securities and receipts and disbursements of cash are maintained at the offices of the Registrant’s custodian, as listed under “Custodian” in Part B to this Registration Statement. The records required to be maintained under Rule 31a-1(b)(5), (6) and (9) are maintained at the offices of the Registrant’s adviser or subadviser, as listed in Item 31 hereof.

ITEM 34.	MANAGEMENT SERVICES

Not Applicable.

ITEM 35.	UNDERTAKINGS

None.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has met all of the requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act of 1933 and that it has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine, on October 28, 2010.

Forum Funds

/s/ Stacey E. Hong
Stacey E. Hong, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on October 28, 2010.

(a)	Principal Executive Officer

/s/ Stacey E. Hong
Stacey E. Hong
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer

(c)	A majority of the Trustees

John Y. Keffer, Trustee*
James C. Cheng, Trustee*
J. Michael Parish, Trustee*
Costas Azariadis, Trustee*

By:	/s/ Lina Bhatnagar
Lina Bhatnagar
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.

EXHIBIT LIST

EXHIBIT

(h)(5)	Expense Limitation Agreement between Registrant and D.F. Dent and Company, Inc. is filed herewith.
(i)	Opinion and Consent of Counsel is filed herewith.
(j)	Consent of BBD, LLP is filed herewith.